[GRAPHIC OMITTED]

                                 BOND PORTFOLIOS
                               SEMI-ANNUAL REPORT
                                 TO SHAREHOLDERS

                                [GRAPHIC OMITTED]


                                 MARCH 31, 1998

                                 [LOGO OMITTED]

                                BLACKROCK FUNDS
                        PURE INVESTMENT STYLE(TRADEMARK)

              NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

[LOGO OMITTED]                                                   BLACKROCK FUNDS


                                 BOND PORTFOLIOS

* Low Duration Bond
* Intermediate Government
        Bond
* Intermediate Bond
* Core Bond
* Government Income
* Managed Income
* International Bond
* Tax-Free Income
* Pennsylvania Tax-Free Income
* New Jersey Tax-Free Income
* Ohio Tax-Free Income
                                TABLE of CONTENTS

PRESIDENT'S LETTER.........................................................1
PORTFOLIO SUMMARIES
      Low Duration Bond....................................................2
      Intermediate Government Bond.........................................3
      Intermediate Bond....................................................4
      Core Bond............................................................5
      Government Income....................................................6
      Managed Income.......................................................7
      International Bond...................................................8
      Tax-Free Income......................................................9
      Pennsylvania Tax-Free Income........................................10
      New Jersey Tax-Free Income..........................................11
      Ohio Tax-Free Income................................................12
      Note on Performance Information.....................................13
STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS........................14-48
      Low Duration Bond Statement of Assets & Liabilities.................18
      Core Bond Statement of Assets & Liabilities.........................30
      Government Income Statement of Assets & Liabilities.................32
      Managed Income Statement of Assets & Liabilities....................37
PORTFOLIO FINANCIAL STATEMENTS
      Statements of Operations.........................................50-51
      Statement of Cash Flows..........................................52-54
      Statements of Changes in Net Assets..............................56-59
      Financial Highlights.............................................60-69
NOTES TO FINANCIAL STATEMENTS..........................................70-82

BLACKROCK FUNDS                                                   [LOGO OMITTED]


                               PRESIDENT'S LETTER

March 31, 1998

Dear Shareholder:

      We are pleased to present the Semi-Annual Report for the BlackRock Funds for March 31, 1998.

      The BlackRock Funds have experienced significant growth over the past six months. In addition to increasing assets in the fund family, your funds have changed their name from Compass Capital Funds to BlackRock Funds. The name change was part of a reorganization of PNC Bank's asset management businesses under BlackRock Advisors, Inc., which now has over $115 billion under management. While our name has changed, our funds remain committed to our disciplined Pure Investment Style(SERVICE MARK) which continues to pursue investor returns that are consistent with their expectations.

      We expect that this consolidation will streamline and make more efficient the delivery of asset management services to the BlackRock Funds.

     The last six months have also been a time of asset growth for BlackRock Funds and for the investment markets in general. During this period we have seen record flows into our funds which now have total assets of over $15 billion. Also of note, during May 1998, PNC Bank's $8 billion family of equity and fixed income common trust funds will merge into BlackRock Funds. The conversion of the common trust assets will lift BlackRock Funds to approximately a $23 billion fund family consisting of 35 portfolios and result in three new funds: BlackRock GNMA, DE Tax-Free Income and KY Tax-Free Income.

      Since we last reported to you, the financial markets have continued to exhibit remarkable strength. After rolling to a 28.6% return in 1997, the S&P 500 continued to grow another 13.8% in the first three months of 1998. Despite an abundance of polls which show that investors are experiencing a fear of the high levels of the market, investors continue to buy equities and are showing by their actions that they are generally optimistic about the market's future. European markets, as measured by the Morgan Stanley EAFE Index, have also begun to perk up over the first quarter, posting a 14.3% return. The bond market registered modest gains over the first quarter.

      We believe that economic conditions continue to bode well for the near term. The economy looks healthy with GDP estimated to grow at 2.8% in 1998 and no classic signs of recession such as inventory imbalances appear to be present. Inflation still seems under control with oil prices and other imports decreasing sharply. Interest rates also appear to be stable for the near term.

      While it seems unlikely that the stock market will continue to return the same magnitude of gains as we have enjoyed in recent years, we believe that the environment remains positive for continued growth.

      We are pleased to announce that we are launching a new mutual fund, the BlackRock Funds Micro-Cap Equity Portfolio, which is designed to provide investors with a way to buy the very smallest public companies early in their life cycles. The fund will pursue stocks of the most dynamic growth companies with under $300 million in total market capitalization.

      Thank you for your continued confidence in BlackRock Funds. We value your business and appreciate the opportunity to help you achieve your long-term investment goals.

Sincerely,



[/S/ Karen Sabath]

Karen H. Sabath
MANAGING DIRECTOR
BLACKROCK ADVISORS, INC.

[LOGO OMITTED]                                                   BLACKROCK FUNDS


                                LOW DURATION BOND
                                    PORTFOLIO

TOTAL ASSETS (3/31/98):
     $287.6 MILLION

PERFORMANCE BENCHMARK:
     MERRILL LYNCH 1-3 YEAR TREASURY INDEX

INVESTMENT APPROACH:
     PURSUES A TOTAL RETURN THAT EXCEEDS THE TOTAL RETURN OF ITS BENCHMARK WHILE PROVIDING MONTHLY INCOME BY INVESTING IN PRIMARILY INVESTMENT GRADE SECURITIES WITH MATURITIES FROM 3 TO 5 YEARS. THE PORTFOLIO MAY ALSO INVEST UP TO 20% OF ITS ASSETS IN DEBT SECURITIES OF FOREIGN ISSUERS AND UP TO 20% IN BELOW INVESTMENT GRADE SECURITIES RATED HIGHER THAN B BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET)  THE MANAGER TOOK ADVANTAGE OF A CHALLENGING ENVIRONMENT FOR
THE MORTGAGE SECTOR OVER THE PERIOD TO MODESTLY INCREASE THE PORTFOLIO'S ALLOCATION IN SECURITIES WHICH TYPICALLY HAVE LESS PREPAYMENT RISK THAN GENERIC MORTGAGES SUCH AS CMOS, PROJECT LOANS AND COMMERCIAL MORTGAGE-BACKED SECURITIES.
     (BULLET) THE PORTFOLIO'S ASSET-BACKED SECURITY ALLOCATION WAS SLIGHTLY REDUCED, AS THE MANAGER TOOK ADVANTAGE OF THE SECTOR'S STRONG FIRST QUARTER 1998 TOTAL RETURNS BY SELLING SOME OF THE BEST PERFORMERS.
     (BULLET) THE MANAGER ALSO SOLD TREASURY SECURITIES TO HELP FINANCE THE INCREASE IN MORTGAGE-BACKED SECURITY EXPOSURE.
     ALTHOUGH THE PORTFOLIO HOLDINGS AND SECTORS LISTED ABOVE WERE CURRENT AS OF THE DATE OF PRINTING, THE PORTFOLIO IS ACTIVELY MANAGED AND THE COMPOSITION WILL VARY.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE LOW DURATION BOND PORTFOLIO AND THE MERRILL 1-3 YEAR TREASURY
            INDEX FROM INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                                 [GRAPH OMITTED]

                               PLOT POINTS FOLLOW:

                                                                                        MERRILL
                                                                                       1-3 YEAR
           INSTITUTIONAL  SERVICE    INVESTOR A   INVESTOR B  INVESTOR C  BLACKROCK    TREASURY
              CLASS        CLASS       CLASS        CLASS       CLASS      CLASS        INDEX
7/17/92       10,000      10,000       9,550       10,079.1    10,079.1    10,000      10,288
9/30/92       10,079.1    10,079.1     9,625.56    10,136.8    10,136.8    10,079.1    10,594.6
12/31/92      10,136.8    10,136.8     9,680.69    10,294.6    10,294.6    10,136.8    10,613.6
3/31/93       10,294.6    10,294.6     9,831.32    10,468      10,468      10,294.6    10,848.2
6/31/93       10,468      10,468       9,996.99    10,620.4    10,620.4    10,468      10,965.4
9/31/93       10,620.4    10,620.4    10,142.5     10,710.9    10,710.9    10,620.4    11,122.2
12/31/93      10,710.9    10,710.9    10,228.9     10,691.2    10,691.2    10,710.9    11,187.8
3/31/94       10,691.2    10,691.2    10,210.1     10,712.5    10,712.5    10,691.2    11,131.9
6/30/94       10,712.5    10,712.5    10,230.5     10,836.9    10,836.9    10,712.5    11,140.8
9/31/94       10,836.9    10,836.9    10,349.2     10,859.6    10,859.6    10,836.9    11,251.1
12/31/94      10,859.6    10,859.6    10,371       11,214.1    11,214.1    10,859.6    11,251.1
3/31/95       11,214.1    11,214.1    10,709.5     11,520.6    11,520.6    11,214.1    11,629.1
6/30/95       11,520.6    11,520.6    11,002.2     11,767.3    11,767.3    11,520.6    12,002.4
9/30/95       11,767.3    11,767.3    11,237.7     12,000.5    12,000.5    11,767.3    12,182.4
12/31/95      12,000.5    12,000.5    11,460.5     12,003.7    12,003.7    12,000.5    12,489.4
3/31/96       12,023.1    12,008.7    11,463.5     12,115.3    12,115.3    12,023.1    12,530.6
6/30/96       12,149.4    12,125.1    11,570.1     12,298.3    12,298.3    12,149.4    12,657.2
9/30/96       12,347.4    12,313.4    11,744.9     12,536.9    12,536.9    12,347.4    12,866
12/31/96      12,609.5    12,565.5    11,980.2     12,556.4    12,556.4    12,609.5    13,110.5
3/31/97       12,667.8    12,614      12,021.3     12,576.5    12,576.5    12,667.8    13,197
6/30/97       12,938.3    12,875.8    12,457       12,809.1    12,809.1    12,938.3    13,487.4
9/30/97       13,195.7    13,121.7    12,689.9     13,023      13,023      13,199.4    13,751.7
12/31/97      13,369.9    13,285.7    12,843.5     13,155.9    13,155.9    13,378.9    13,982.7
3/31/98       13,587.9    13,491.6    13,037.4     13,196.2    13,329.5    13,602.3    14,188.3



                        FOR PERIOD ENDING MARCH 31, 1998

                           AVERAGE ANNUAL TOTAL RETURN

                                     1 Year    3 Year    5 Year   From Inception
  BlackRock Class                     7.40%     6.66%     5.73%         5.54%
  Institutional Class                 7.28%     6.60%     5.71%         5.52%
  Service Class                       6.96%     6.36%     5.56%         5.39%
  Investor A Class (Load Adjusted)    3.58%     5.15%     4.84%         4.76%
  Investor A Class (NAV)              6.78%     6.22%     5.48%         5.32%
  Investor B Class (Load Adjusted)    1.22%     4.62%     4.84%         4.95%
  Investor B Class (NAV)              5.99%     5.87%     5.27%         5.13%
  Investor C Class (Load Adjusted)    4.93%     5.87%     5.27%         5.13%
  Investor C Class (NAV)              5.99%     5.87%     5.27%         5.13%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 7/17/92; SERVICE, 1/12/96; INVESTOR A SHARES, 1/12/96; INVESTOR B SHARES, 11/18/96; AND INVESTOR C SHARES, 2/24/97; AND BLACKROCK SHARES, 6/3/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 13 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

BLACKROCK FUNDS                                                   [LOGO OMITTED]


                          INTERMEDIATE GOVERNMENT BOND
                                    PORTFOLIO

TOTAL ASSETS (3/31/98):
     $139.9 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN BROTHERS INTERMEDIATE GOVERNMENT INDEX

INVESTMENT APPROACH:
     PURSUES CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES RATED AAA BY A MAJOR RATING AGENCY OR ISSUED BY THE U.S. GOVERNMENT OR GOVERNMENT AGENCY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 5 TO 10 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE MANAGER TOOK ADVANTAGE OF A CHALLENGING ENVIRONMENT FOR THE MORTGAGE SECTOR OVER THE PERIOD TO MODESTLY INCREASE THE PORTFOLIO'S ALLOCATION IN SECURITIES WHICH TYPICALLY HAVE LESS PREPAYMENT RISK THAN GENERIC MORTGAGES SUCH AS CMOS, PROJECT LOANS AND COMMERCIAL MORTGAGE-BACKED SECURITIES.
     (BULLET) THE PORTFOLIO'S ASSET-BACKED SECURITY ALLOCATION WAS SLIGHTLY REDUCED, AS THE MANAGER TOOK ADVANTAGE OF THE SECTOR'S STRONG FIRST QUARTER 1998 TOTAL RETURNS BY SELLING SOME OF THE BEST PERFORMERS.
     (BULLET) THE MANAGER ALSO SOLD TREASURY SECURITIES TO HELP FINANCE THE INCREASE IN MORTGAGE-BACKED SECURITY EXPOSURE.
     ALTHOUGH THE PORTFOLIO HOLDINGS AND SECTORS LISTED ABOVE WERE CURRENT AS OF THE DATE OF PRINTING, THE PORTFOLIO IS ACTIVELY MANAGED AND THE COMPOSITION WILL VARY.


   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERMEDIATE GOVERNMENT BOND PORTFOLIO AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT INDEX
               FROM INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                                 [GRAPH OMITTED]

                               PLOT POINTS FOLLOW:

                                                                             LEHMAN
                                                                          INTERMEDIATE
           INSTITUTIONAL  SERVICE    INVESTOR A   INVESTOR B  INVESTOR C    GOVERMENT
              CLASS        CLASS       CLASS        CLASS       CLASS        INDEX
 APR-92       10,000      10,000       9,550       10,000      10,000       10,000
 JUN-92       10,275.9    10,275.9     9,813.45    10,275.9    10,275.9     10,000
 SEP-92       10,714.5    10,714.5    10,232.3     10,714.5    10,714.5     10,746
 DEC-92       10,626      10,626      10,147.9     10,626      10,626       10,746
 MAR-93       10,986.4    10,986.4    10,492       10,986.4    10,986.4     10,746
 JUN-93       11,217.6    11,217.6    10,712.8     11,217.6    11,217.6     10,746
 SEP-93       11,452.3    11,448.4    10,933.2     11,448.4    11,448.4     11,567
 DEC-93       11,454.4    11,446.7    10,927.2     11,442.1    11,442.1     11,567
 MAR-94       11,181.1    11,165.7    10,659       11,161.2    11,161.2     11,567
 JUN-94       11,042.5    11,021.8    10,520.6     11,016.3    11,016.3     11,567
 SEP-94       11,097.3    11,069.8    10,565.3     11,063.2    11,063.2     11,393.5
 DEC-94       11,070.4    11,036.2    10,533.4     11,029.8    11,029.8     11,383.1
 MAR-95       11,566.6    11,524.1    10,999       11,517.3    11,517.3     11,856.7
 JUN-95       12,056.1    12,001.7    11,454.9     11,994.7    11,994.7     12,411.5
 SEP-95       12,238.9    12,173.4    11,618.8     12,166.3    12,166.3     12,604.6
 DEC-95       12,597.2    12,519.9    11,959       12,522.5    12,522.5     13,026.4
 MAR-96       12,530.9    12,445.2    11,871.1     12,430.5    12,430.5     12,918.6
 JUN-96       12,606.8    12,510.5    11,928.7     12,490.8    12,490.8     13,006
 SEP-96       12,830.6    12,723.2    12,126.4     12,697.8    12,697.8     13,229.2
 DEC-96       13,153      13,033.2    12,416.5     12,981      12,981       13,535.4
 MAR-97       13,150.2    13,020.7    12,399.3     12,680      12,680       13,531
 JUN-97       13,517.1    13,374.9    12,730.4     13,018.6    13,018.6     13,910
 SEP-97       13,867.2    13,710.6    13,043.6     13,180.9    13,180.9     14,266
 DEC-97       14,169.5    13,999.9    13,313.6     13,428.7    13,428.7     14,581.3
 MAR-98       14,380.7    14,197.2    13,496       13,587.2    13,587.2     14,800


                        FOR PERIOD ENDING MARCH 31, 1998

                           AVERAGE ANNUAL TOTAL RETURN

                                       1 Year   3 Year  5 Year    From Inception
  Institutional Class                   9.35%    7.53%   5.53%         5.23%
  Service Class                         9.03%    7.20%   5.26%         4.93%
  Investor A Class (Load Adjusted)      4.50%    5.60%   4.31%         3.89%
  Investor A Class (NAV)                8.84%    7.06%   5.16%         4.82%
  Investor B Class (Load Adjusted)      3.18%    5.41%   4.51%         4.35%
  Investor B Class (NAV)                8.04%    6.67%   4.93%         4.81%
  Investor C Class (Load Adjusted)      6.96%    6.67%   4.93%         4.81%
  Investor C Class (NAV)                8.04%    6.67%   4.93%         4.81%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 4/20/92; INVESTOR A SHARES, 5/11/92; SERVICE SHARES, 7/29/93; INVESTOR C SHARES, 10/8/96; AND INVESTOR B SHARES, 10/11/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 13 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

[LOGO OMITTED]                                                   BLACKROCK FUNDS


                                INTERMEDIATE BOND
                                    PORTFOLIO

TOTAL ASSETS (3/31/98):
     $326.1 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE INDEX

INVESTMENT APPROACH:
     PURSUES CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 5 TO 10 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE MANAGER TOOK ADVANTAGE OF A CHALLENGING ENVIRONMENT FOR
THE MORTGAGE SECTOR OVER THE PERIOD TO MODESTLY INCREASE THE PORTFOLIO'S ALLOCATION IN SECURITIES WHICH TYPICALLY HAVE LESS PREPAYMENT RISK THAN GENERIC MORTGAGES SUCH AS CMOS, PROJECT LOANS AND COMMERCIAL MORTGAGE-BACKED SECURITIES.
     (BULLET) THE MANAGER SOLD TREASURY SECURITIES AND FINANCIAL CORPORATE BONDS, BOTH OF WHICH PERFORMED WELL, TO HELP FINANCE THE INCREASE IN MORTGAGE-BACKED SECURITY EXPOSURE.
     ALTHOUGH THE PORTFOLIO HOLDINGS AND SECTORS LISTED ABOVE WERE CURRENT AS OF THE DATE OF PRINTING, THE PORTFOLIO IS ACTIVELY MANAGED AND THE COMPOSITION WILL VARY.


 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERMEDIATE BOND PORTFOLIO AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE INDEX FROM
                  INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                                 [GRAPH OMITTED]

                               PLOT POINTS FOLLOW:

                                                                 LEHMAN BROTHERS
                                                                   INTERMEDIATE
           INSTITUTIONAL  SERVICE    INVESTOR A   INVESTOR B    GOVERMENT/CORPORATE
              CLASS        CLASS       CLASS        CLASS            INDEX
SEP-93        10,009.7    10,010.5     9,509.97    10,010.5        10,020.5
DEC-93         9,953.95    9,945.15    9,447.89     9,945.15       10,037.2
MAR-94         9,674.9     9,660.38    9,177.36     9,660.38        9,833.49
JUN-94         9,592.44    9,571.7     9,093.12     9,571.7         9,774.43
SEP-94         9,654.77    9,628.14    9,144.91     9,626.23        9,854.42
DEC-94         9,643.99    9,610.65    9,129.21     9,609.7         9,843.43
MAR-95        10,044.3    10,002.7     9,501.56    10,001.6        10,274.2
JUN-95        10,498.3    10,446.6     9,919.4     10,441.5        10,787.5
SEP-95        10,695.7    10,636      10,088.8     10,619.8        10,965.2
DEC-95        11,051.4    10,983.3    10,416.6     10,964.8        11,348.9
MAR-96        10,965.5    10,890.3    10,333.7     10,877.6        11,254.9
JUN-96        11,046.4    10,961.8    10,397.4     10,944.7        11,325.4
SEP-96        11,241      11,146.7    10,568.3     11,124.5        11,526.4
DEC-96        11,527.3    11,422      10,824.8     11,394.5        11,809.2
MAR-97        11,521.6    11,407.7    10,806.7     11,375.5        11,247
JUN-97        11,862.6    11,737.4    11,126.6     11,712.2        11,579
SEP-97        12,184.1    12,047.3    11,414.7     12,015.5        11,891
DEC-97        12,403.4    12,254.5    11,606.5     12,217.4        12,145.5
MAR-98        12,600.6    12,439.5    11,776       12,143          12,333.7



                        FOR PERIOD ENDING MARCH 31, 1998

                           AVERAGE ANNUAL TOTAL RETURN

                                        1 Year    3 Year     From Inception
  Institutional Class                   9.37%     7.85%           5.23%
  Service Class                         9.04%     7.53%           4.93%
  Investor A Class (Load Adjusted)      4.45%     5.93%           3.89%
  Investor A Class (NAV)                8.86%     7.38%           4.82%
  Investor B Class (Load Adjusted)      3.91%     6.09%           4.35%
  Investor B Class (NAV)                8.81%     7.36%           4.81%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 9/17/93; SERVICE SHARES, 9/23/93; INVESTOR A SHARES, 5/20/94; AND INVESTOR B SHARES 2/5/98. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 13 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

BLACKROCK FUNDS                                                   [LOGO OMITTED]


                                    CORE BOND
                                    PORTFOLIO

TOTAL ASSETS (3/31/98):
$713.3 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN BROTHERS AGGREGATE INDEX

INVESTMENT APPROACH:
     PURSUES A TOTAL RETURN THAT EXCEEDS THE TOTAL RETURN OF ITS BENCHMARK WHILE PROVIDING MONTHLY INCOME BY INVESTING IN SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 5 TO 10 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) AFTER SELLING MORTGAGE-BACKED SECURITIES EARLY IN THE FOURTH QUARTER OF 1997, THE MANAGER HAS RECENTLY TAKEN ADVANTAGE OF THE CHALLENGING ENVIRONMENT FOR THE MORTGAGE SECTOR BY MODESTLY INCREASING THE PORTFOLIO'S ALLOCATION. PARTICULAR EMPHASIS HAS BEEN PLACED UPON SECURITIES WHICH TYPICALLY HAVE LESS PREPAYMENT RISK THAN GENERIC MORTGAGES SUCH AS PROJECT LOANS AND COMMERCIAL MORTGAGE-BACKED SECURITIES.
     (BULLET) THE MANAGER SOLD TREASURY SECURITIES TO HELP FINANCE THE INCREASE IN MORTGAGE-BACKED SECURITY EXPOSURE.
     ALTHOUGH THE PORTFOLIO HOLDINGS AND SECTORS LISTED ABOVE WERE CURRENT AS OF THE DATE OF PRINTING, THE PORTFOLIO IS ACTIVELY MANAGED AND THE COMPOSITION WILL VARY.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE CORE BOND PORTFOLIO
 AND THE LEHMAN BROTHERS AGGREGATE INDEX FROM INCEPTION AND AT EACH SEMI-ANNUAL
                                   PERIOD END.

                                 [GRAPH OMITTED]

                               PLOT POINTS FOLLOW:

                                                                                       LEHMAN
           INSTITUTIONAL  SERVICE     INVESTOR A   INVESTOR B  INVESTOR C  BLACKROCK  AGGREGATE
              CLASS        CLASS        CLASS        CLASS       CLASS      CLASS       INDEX
DEC-92       10,032.7     10,032.7     9,581.22    10,032.7    10,032.7    10,032.7    10,192
MAR-93       10,415.7     10,415.7     9,947.02    10,415.7    10,415.7    10,415.7    10,486.8
JUN-93       10,688.1     10,688.1    10,207.1     10,688.1    10,688.1    10,688.1    10,751.4
SEP-93       11,021.4     11,021.4    10,525.4     11,021.4    11,021.4    11,021.4    11,009.7
DEC-93       11,004.9     11,004.9    10,509.7     11,004.9    11,004.9    11,004.9    11,123.2
MAR-94       10,715       10,715      10,232.9     10,715      10,715      10,715      10,574.5
JUN-94       10,612.1     10,612.1    10,134.5     10,612.1    10,612.1    10,612.1    10,760.1
SEP-94       10,695.1     10,695.1    10,213.8     10,695.1    10,695.1    10,695.1    10,605.1
DEC-94       10,748.6     10,748.6    10,264.9     10,748.6    10,748.6    10,748.6    10,865.7
MAR-95       11,268.8     11,268.8    10,761.7     11,268.8    11,268.8    11,268.8    11,348.9
JUN-95       11,930.7     11,930.7    11,393.8     11,930.7    11,930.7    11,930.7    11,848
SEP-95       12,166.4     12,166.4    11,618.9     12,166.4    12,166.4    12,166.4    12,265.1
DEC-95       12,702.6     12,702.6    12,131       12,702.6    12,702.6    12,702.6    12,706.7
MAR-96       12,405       12,399      11,838.3     12,396.1    12,396.1    12,405      12,328.7
JUN-96       12,472.6     12,466.1    11,894.6     12,431.7    12,431.7    12,472.6    12,502.6
SEP-96       12,721.7     12,705.6    12,118.1     12,641.7    12,641.7    12,721.7    12,980.5
DEC-96       13,157.2     13,134      12,518.3     13,035      13,035      13,157.2    13,120.2
MAR-97       13,120.7     13,087.8    12,468.9     12,940      12,940      13,120.7    13,007
JUN-97       13,562.7     13,522.8    12,957.7     13,604.3    13,604.3    13,563.6    13,484
SEP-97       14,002.2     13,950.1    13,362       14,002.9    14,002.9    14,008.5    13,932
DEC-97       14,348       14,283.5    13,676       14,305.4    14,305.4    14,360.2    14,341.6
MAR-98       14,580.5     14,503.4    13,881.1     14,347.9    14,492.8    14,598.5    14,562.5


                        FOR PERIOD ENDING MARCH 31, 1998

                           AVERAGE ANNUAL TOTAL RETURN

                                      1 Year  3 Year   5 Year   From Inception
  BlackRock Class                     11.23%   9.00%    6.98%         7.38%
  Institutional Class                 11.09%   8.97%    6.96%         7.36%
  Service Class                       10.76%   8.76%    6.84%         7.25%
  Investor A Class (Load Adjusted)     6.16%   7.14%    5.88%         6.03%
  Investor A Class (NAV)              10.58%   8.61%    6.75%         7.16%
  Investor B Class (Load Adjusted)     4.82%   6.80%    6.00%         6.66%
  Investor B Class (NAV)               9.76%   8.07%    6.43%         6.86%
  Investor C Class (Load Adjusted)     8.66%   8.07%    6.43%         6.86%
  Investor C Class (NAV)               9.76%   8.07%    6.43%         6.86%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 12/9/92; SERVICE SHARES, 1/12/96; INVESTOR A SHARES, 1/31/96; INVESTOR B SHARES, 3/18/96; AND INVESTOR C SHARES, 2/28/97; AND BLACKROCK SHARES, 5/1/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 13 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

[LOGO OMITTED]                                                   BLACKROCK FUNDS


                                GOVERNMENT INCOME
                                    PORTFOLIO

TOTAL ASSETS (3/31/98):
     $25.2 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN BROTHERS MORTGAGE INDEX/MERRILL LYNCH 10-YEAR TREASURY

INVESTMENT APPROACH:
     PURSUES CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL
BY INVESTING IN SECURITIES RATED AAA BY A MAJOR RATING AGENCY OR ISSUED BY THE U.S. GOVERNMENT OR GOVERNMENT AGENCY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 10 TO 15 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) AFTER SELLING MORTGAGE-BACKED SECURITIES EARLY IN THE FOURTH QUARTER OF 1997, THE MANAGER HAS RECENTLY TAKEN ADVANTAGE OF THE CHALLENGING ENVIRONMENT FOR THE MORTGAGE SECTOR BY MODESTLY INCREASING THE PORTFOLIO'S ALLOCATION. PARTICULAR EMPHASIS HAS BEEN PLACED UPON SECURITIES WHICH TYPICALLY HAVE LESS PREPAYMENT RISK THAN GENERIC MORTGAGES SUCH AS PROJECT LOANS AND COMMERCIAL MORTGAGE-BACKED SECURITIES.
     (BULLET) THE MANAGER SOLD TREASURY SECURITIES TO HELP FINANCE THE INCREASE IN MORTGAGE-BACKED SECURITY EXPOSURE.
     ALTHOUGH THE PORTFOLIO HOLDINGS AND SECTORS LISTED ABOVE WERE CURRENT AS OF THE DATE OF PRINTING, THE PORTFOLIO IS ACTIVELY MANAGED AND THE COMPOSITION WILL VARY.

 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GOVERNMENT INCOME PORTFOLIO AND THE LEHMAN BROTHERS MORTGAGE INDEX/MERRILL LYNCH 10-YEAR TREASURY
            INDEX FROM INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                                 [GRAPH OMITTED]

                               PLOT POINTS FOLLOW:

                                                 LEHMAN BROTHERS MORTGAGE
        INVESTOR A   INVESTOR B   INVESTOR C    INDEX/MERILL LYNCH 10 YEAR
          CLASS        CLASS        CLASS            TREASURY INDEX
10/94    9,541.07     9,975.12     9,975.12             10,037.5
3/95    10,024.5     10,462.4     10,462.4              10,588
6/95    10,718.3     11,168       11,168                11,334.6
9/95    10,912.4     11,350.1     11,350.1              11,536.6
12/95   11,353       11,792.6     11,792.6              12,059.3
3/96    11,132.4     11,536.4     11,536.4              11,778.8
6/96    11,156.1     11,540.4     11,540.4              11,887
9/96    11,393.1     11,765.5     11,765.5              12,108
12/96   11,740       12,101.1     12,101.1              12,497
3/97    11,713.4     12,051.5     12,051.5              12,368.2
6/97    12,179       12,953.8     12,953.8              12,501.8
9/97    12,595.5     12,904.2     12,904.2              12,905.6
12/97   12,983.4     13,277.1     13,277.1              13,211.9
3/98    13,189.9     13,060.4     13,464.3              13,410.2


                        FOR PERIOD ENDING MARCH 31, 1998

                           AVERAGE ANNUAL TOTAL RETURN

                                          1 Year     3 Year    From Inception
  Investor A Class (Load Adjusted)        7.44%      7.90%          8.23%
  Investor A Class (NAV)                 12.54%      9.57%          9.67%
  Investor B Class (Load Adjusted)        6.68%      7.31%          7.95%
  Investor B Class (NAV)                 11.71%      8.78%          8.90%
  Investor C Class (Load Adjusted)       10.59%      8.78%          8.90%
  Investor C Class (NAV)                 11.71%      8.78%          8.90%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INVESTOR A SHARES, 10/3/94; INVESTOR B SHARES, 10/3/94; AND INVESTOR C SHARES, 2/28/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 13 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

BLACKROCK FUNDS                                                   [LOGO OMITTED]


                                 MANAGED INCOME
                                    PORTFOLIO

TOTAL ASSETS (3/31/98):
     $897.4 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN BROTHERS AGGREGATE INDEX

INVESTMENT APPROACH:
     PURSUES CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL
BY INVESTING IN SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 5 TO 10 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) AFTER SELLING MORTGAGE-BACKED SECURITIES EARLY IN THE FOURTH QUARTER OF 1997, THE MANAGER HAS RECENTLY TAKEN ADVANTAGE OF THE CHALLENGING ENVIRONMENT FOR THE MORTGAGE SECTOR BY MODESTLY INCREASING THE PORTFOLIO'S ALLOCATION. PARTICULAR EMPHASIS HAS BEEN PLACED UPON SECURITIES WHICH TYPICALLY HAVE LESS PREPAYMENT RISK THAN GENERIC MORTGAGES SUCH AS PROJECT LOANS AND COMMERCIAL MORTGAGE-BACKED SECURITIES.
     (BULLET) THE MANAGER SOLD TREASURY SECURITIES TO HELP FINANCE THE INCREASE IN MORTGAGE-BACKED SECURITY EXPOSURE.
     (BULLET) THE MANAGER MAINTAINS A MODEST OVERWEIGHT IN CORPORATE BONDS IN VIEW OF THE PORTFOLIO'S INCOME BIAS.
     ALTHOUGH THE PORTFOLIO HOLDINGS AND SECTORS LISTED ABOVE WERE CURRENT AS OF THE DATE OF PRINTING, THE PORTFOLIO IS ACTIVELY MANAGED AND THE COMPOSITION WILL VARY.

   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE MANAGED INCOME PORTFOLIO AND THE LEHMAN BROTHERS AGGREGATE INDEX FROM INCEPTION AND AT EACH
                            SEMI-ANNUAL PERIOD END.

                                 [GRAPH OMITTED]

                               PLOT POINTS FOLLOW:

                                                                LEHMAN BROTHERS
           INSTITUTIONAL   SERVICE     INVESTOR A   INVESTOR B     AGGREGATE
               CLASS        CLASS        CLASS        CLASS          INDEX
NOV-89        10,105       10,105       9,650.27     10,000        10,027
MAR-90        10,004       10,004       9,553.81      9,900.04      9,946.34
JUN-90        10,306.4     10,306.4     9,842.63     10,199.3      10,308.9
SEP-90        10,379.9     10,379.9     9,912.81     10,272        10,396.7
DEC-90        10,943.3     10,943.3    10,450.9      10,829.6      10,922.9
MAR-91        11,161       11,161      10,658.7      11,045        11,227
JUN-91        11,258.8     11,258.8    10,752.1      11,141.8      11,410.6
SEP-91        11,910.1     11,910.1    11,374.1      11,786.3      12,059.1
DEC-91        12,580.1     12,580.1    12,014        12,449.4      12,670.6
MAR-92        12,289.6     12,289.6    11,736.5      12,161.9      12,509
JUN-92        12,749       12,749      12,175.4      12,616.6      13,014.4
SEP-92        13,315.7     13,315.7    12,716.5      13,177.4      13,573.6
DEC-92        13,323.3     13,323.3    12,723.7      13,184.8      13,608.8
MAR-93        14,022.1     14,022.1    13,391.1      13,876.4      14,172.1
JUN-93        14,456.7     14,456.7    13,806.2      14,306.5      14,548.5
SEP-93        14,935.3     14,939.9    14,263.4      14,780.3      14,927.7
DEC-93        14,881.3     14,862.2    14,186.4      14,700.5      14,935.8
MAR-94        14,370.2     14,343.1    13,689.6      14,185.7      14,506.6
JUN-94        14,109.7     14,078.8    13,422.4      13,908.8      14,357.5
SEP-94        14,145.1     14,104.3    13,440        13,927        14,445.3
DEC-94        14,215.3     14,165.8    13,491.9      13,980.8      14,499.9
MAR-95        14,894.3     14,835.1    14,122.3      14,634.1      15,231.2
JUN-95        15,744.1     15,670.7    14,909.1      15,449.4      16,159.3
SEP-95        16,022       15,934.7    15,152.7      15,701.8      16,477.1
DEC-95        16,701.1     16,601.9    15,777.8      16,349.6      17,178.9
MAR-96        16,368.6     16,259.9    15,443.4      16,003.1      16,872.5
JUN-96        16,437.3     16,315      15,489.6      16,050.9      16,968.8
SEP-96        16,716.4     16,579.6    15,734.2      16,304.4      17,281.2
DEC-96        17,276.7     17,122.6    16,242.7      16,831.3      17,799.8
MAR-97        17,226.8     17,060.3    16,176.7      16,763        17,701
JUN-97        17,848.2     17,662.8    16,739.6      17,346.2      18,351
SEP-97        18,431.8     18,228      17,266.9      17,892.6      18,960
DEC-97        18,912.9     18,689.1    17,696.8      18,338.2      19,517.4
MAR-98        19,189       18,948.9    17,935.7      18,585.7      19,818



                        FOR PERIOD ENDING MARCH 31, 1998

                           AVERAGE ANNUAL TOTAL RETURN

                                     1 Year   3 Year    5 Year    From Inception
  Institutional Class                11.39%    8.81%     6.48%          8.06%
  Service Class                      11.05%    8.50%     6.20%          7.89%
  Investor A Class (Load Adjusted)    5.92%    6.64%     5.05%          7.18%
  Investor A Class (NAV)             10.87%    8.29%     6.02%          7.77%
  Investor B Class (Load Adjusted)    5.42%    6.86%     5.50%          7.72%
  Investor B Class (NAV)             10.39%    8.14%     5.93%          7.72%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 11/1/89; INVESTOR A SHARES, 2/5/92; SERVICE SHARES, 7/29/93; AND INVESTOR B SHARES, 7/15/97. SEE "NOTE
ON PERFORMANCE INFORMATION" ON PAGE 13 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED. THE COMPARATIVE INDEX FROM PREVIOUS YEARS HAS CHANGED FROM THE SALOMON BROAD INVESTMENT GRADE INDEX TO THE LEHMAN AGGREGATE TO MORE ACCURATELY REFLECT THE TYPE OF HOLDINGS OF MANAGED INCOME.

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

[LOGO OMITTED]                                                   BLACKROCK FUNDS


                               INTERNATIONAL BOND
                                    PORTFOLIO

TOTAL ASSETS (3/31/98):
     $48.7 MILLION

PERFORMANCE BENCHMARK:
     SALOMON NON-U.S. HEDGED WORLD GOVERNMENT BOND INDEX

INVESTMENT APPROACH:
     PURSUES CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN INVESTMENT GRADE INTERNATIONAL FIXED INCOME SECURITIES.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE PORTFOLIO LARGELY REMAINED CURRENCY HEDGED THROUGHOUT THE PERIOD, WHICH AIDED TOTAL RETURNS DUE TO THE STRONG PERFORMANCE OF THE U.S. DOLLAR VERSUS OTHER MAJOR FOREIGN CURRENCIES.
     (BULLET) THE MANAGER MAINTAINED AN OVERWEIGHT ALLOCATION TO THE DOLLAR BLOC (U.S., CANADA, AUSTRALIA AND NEW ZEALAND) VERSUS JAPAN DUE TO THE MANAGER'S NEGATIVE GROWTH OUTLOOK FOR THE JAPANESE ECONOMY.
     (BULLET) THE CONTINENTAL EUROPEAN BOND MARKETS POSTED STRONG GAINS OVER THE PERIOD. THE PORTFOLIO OWNED LONGER MATURITY BONDS IN THE CORE EUROPEAN MARKETS (E.G. GERMANY, FRANCE) AND SHORTER MATURITY BONDS IN MARKETS THAT EXPERIENCED SHORT-TERM INTEREST RATE CUTS (E.G. ITALY).
     ALTHOUGH THE PORTFOLIO HOLDINGS AND SECTORS LISTED ABOVE WERE CURRENT AS OF THE DATE OF PRINTING, THE PORTFOLIO IS ACTIVELY MANAGED AND THE COMPOSITION WILL VARY.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERNATIONAL BOND PORTFOLIO AND THE SALOMON NON-U.S. HEDGED WORLD GOVERNMENT BOND INDEX FROM
                 INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                                 [GRAPH OMITTED]

                               PLOT POINTS FOLLOW:

                                                                               SALOMON NON-U.S.
           INSTITUTIONAL  SERVICE     INVESTOR A   INVESTOR B  INVESTOR C   HEDGED WORLD GOVERNMENT
              CLASS        CLASS        CLASS        CLASS       CLASS           BOND INDEX
JUL-91        10,360      10,360       9,893.8     10,360       10,360            10,482
DEC-91        10,600      10,600      10,123       10,600       10,600            10,908.6
MAR-92        10,470.2    10,470.2     9,999.01    10,470.2     10,470.2          10,846.4
JUN-92        11,008.2    11,008.2     10,512.8    11,008.2     11,008.2          11,156.6
SEP-92        11,297.9    11,297.9     10,789.5    11,297.9     11,297.9          11,580.6
DEC-92        11,253.6    11,253.6     10,747.2    11,253.6     11,253.6          11,765.9
MAR-93        11,717.1    11,717.1     11,189.9    11,717.1     11,717.1          12,169.5
JUN-93        12,115.9    12,115.9     11,570.7    12,115.9     12,115.9          12,483.4
SEP-93        12,689.5    12,689.5     12,118.4    12,689.5     12,689.5          12,931.6
DEC-93        12,976.7    12,976.7     12,392.8    12,976.7     12,976.7          13,225.1
MAR-94        12,714.8    12,714.8     12,142.6    12,714.8     12,714.8          12,803.2
JUN-94        12,452.9    12,452.9     11,892.5    12,452.9     12,452.9          12,561.3
SEP-94        12,368.7    12,368.7     11,812.1    12,368.7     12,368.7          12,580.1
DEC-94        12,495.6    12,495.6     11,933.3    12,495.6     12,495.6          12,732.3
MAR-95        13,545.1    13,545.1     12,935.6    13,545.1     13,545.1          13,323.1
JUN-95        14,053.8    14,053.8     13,421.4    14,053.8     14,053.8          14,015.9
SEP-95        14,301.7    14,301.7     13,658.1    14,301.7     14,301.7          14,426.6
DEC-95        14,997.5    14,997.5     14,322.6    14,997.5     14,997.5          15,032.5
MAR-96        15,050.9    15,050.9     14,373.6    15,050.9     15,050.9          15,011.5
JUN-96        15,395.1    15,393.6     14,696.7    15,369.7     15,369.7          15,290.7
SEP-96        16,002.5    15,989.1     15,258.9    15,928.2     15,928.2          15,796.8
DEC-96        16,590.1    16,558.4     15,792.8    16,442.3     16,442.3          16,340.2
MAR-97        16,762      16,717.4     15,937.7    16,562.3     16,562.3          16,457.8
JUN-97        17,335.1    17,275.5     16,378      17,077.6     17,077.6          16,987.8
SEP-97        17,858.6    17,783.4     16,853      17,538.7     17,538.7          17,565.4
DEC-97        18,294.3    18,203.1     17,244      17,910.5     17,910.5          18,069.5
MAR-98        18,777.3    18,670.9     17,678.5    18,327.8     18,327.8          18,526.7

                        FOR PERIOD ENDING MARCH 31, 1998

                           AVERAGE ANNUAL TOTAL RETURN

                                     1 Year   3 Year    5 Year   From Inception
  Institutional Class                12.02%   11.50%     9.89%        9.77%
  Service Class                      11.69%   11.29%     9.77%        9.68%
  Investor A Class (Load Adjusted)    5.92%    9.28%     8.57%        8.80%
  Investor A Class (NAV)             11.50%   11.16%     9.69%        9.63%
  Investor B Class (Load Adjusted)    5.69%    9.30%     8.92%        9.38%
  Investor B Class (NAV)             10.67%   10.61%     9.36%        9.38%
  Investor C Class (Load Adjusted)    9.56%   10.61%     9.36%        9.38%
  Investor C Class (NAV)             10.67%   10.61%     9.36%        9.38%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: SERVICE SHARES, 7/1/91; INVESTOR B SHARES, 4/19/96; INVESTOR A SHARES, 4/22/96; INSTITUTIONAL SHARES, 6/10/96; AND INVESTOR C SHARES, 9/11/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 13 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

BLACKROCK FUNDS                                                   [LOGO OMITTED]


                                 TAX-FREE INCOME
                                    PORTFOLIO

TOTAL ASSETS (3/31/98):
     $84.4 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN MUNICIPAL BOND INDEX

INVESTMENT APPROACH:
     SEEKS AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN A PORTFOLIO OF MUNICIPAL FIXED INCOME SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) AS THE MANAGER BELIEVES THAT INTEREST RATES ARE AT OR NEAR THEIR LOWS, THE PORTFOLIO HAS MAINTAINED A RELATIVELY NEUTRAL DURATION (INTEREST RATE EXPOSURE) STANCE RELATIVE TO ITS BENCHMARK.
     (BULLET) THE PORTFOLIO HAS BEEN EMPHASIZING HIGHER RATED CREDITS (AA- AND AAA-RATED ISSUES) AND SELLING LOWER RATED CREDITS (BBB AND A) TO TAKE ADVANTAGE OF HISTORICALLY NARROW CREDIT SPREADS BETWEEN HIGHER AND LOWER RATED BONDS.
     ALTHOUGH THE PORTFOLIO HOLDINGS AND SECTORS LISTED ABOVE WERE CURRENT AS OF THE DATE OF PRINTING, THE PORTFOLIO IS ACTIVELY MANAGED AND THE COMPOSITION WILL VARY.

      COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE TAX-FREE INCOME PORTFOLIO AND THE LEHMAN MUNICIPAL BOND INDEX FROM INCEPTION AND AT EACH
                            SEMI-ANNUAL PERIOD END.

                                 [GRAPH OMITTED]

                               PLOT POINTS FOLLOW:

           INSTITUTIONAL  SERVICE     INVESTOR A   INVESTOR B  INVESTOR C   LEHMAN MUNICIPAL
              CLASS        CLASS        CLASS        CLASS       CLASS         BOND INDEX
MAY-90       10,117.5    10,117.5      9,662.22     10,117.5    10,117.5        10,000
SEP-90       10,139.1    10,139.1      9,682.89     10,139.1    10,139.1        10,202
DEC-90       10,513.2    10,513.2     10,040.1      10,513.2    10,513.2        10,202
MAR-91       10,720.5    10,720.5     10,238.1      10,720.5    10,720.5        10,202
JUN-91       10,919.2    10,919.2     10,427.8      10,919.2    10,919.2        10,202
SEP-91       11,295.7    11,295.7     10,787.4      11,295.7    11,295.7        11,547.6
DEC-91       11,708      11,708       11,181.2      11,708      11,708          11,547.6
MAR-92       11,776.5    11,776.5     11,246.5      11,776.5    11,776.5        11,547.6
JUN-92       12,215      12,215       11,665.3      12,215      12,215          11,547.6
SEP-92       12,504.5    12,504.5     11,941.8      12,504.5    12,504.5        12,754.6
DEC-92       12,743.7    12,743.7     12,170.2      12,743.7    12,743.7        12,754.6
MAR-93       13,245.9    13,245.9     12,649.8      13,245.9    13,245.9        12,754.6
JUN-93       13,708.2    13,708.2     13,091.4      13,708.2    13,708.2        12,754.6
SEP-93       14,199.7    14,193.6     13,550.9      14,189.4    14,189.4        14,380.6
DEC-93       14,411.5    14,399.5     13,737.9      14,385.2    14,385.2        14,586.4
MAR-94       13,429.7    13,410.3     12,786.2      13,388.7    13,388.7        13,785.7
JUN-94       13,614.5    13,586.8     12,948        13,558.1    13,558.1        13,938.3
SEP-94       13,661.5    13,624.5     12,978.3      13,589.9    13,589.9        14,033.7
DEC-94       13,454.7    13,394.5     12,763.9      13,365.4    13,365.4        13,832.1
MAR-95       14,555.2    14,495.6     13,792.9      14,442.8    14,442.8        14,810.1
JUN-95       14,810.4    14,736.6     14,013.9      14,674.2    14,674.2        15,167.8
SEP-95       15,242.4    15,156       14,404.1      15,082.8    15,082.8        15,604
DEC-95       15,941.4    15,824.6     15,030.6      15,738.8    15,738.8        16,247.6
MAR-96       15,806.3    15,693.6     14,900        15,602.1    15,602.1        16,051.6
JUN-96       15,952.7    15,827.8     15,026.1      15,734.1    15,734.1        16,174.7
SEP-96       16,377.6    16,237.4     15,408.4      16,104.5    16,104.5        16,545.4
DEC-96       16,852.5    16,695.8     15,836.8      16,521.6    16,521.6        16,967
MAR-97       16,838.4    16,669.3     15,804.9      16,458      16,458          16,927.5
JUN-97       17,445.7    17,257.6     16,438.5      16,999.1    16,999.1        17,511
SEP-97       18,031.9    17,823.7     16,971.1      17,515.9    17,515.9        18,040
DEC-97       18,560.2    18,331.7     17,448        17,974.8    17,974.8        18,528.9
MAR-98       18,805.2    18,559       17,655.7      17,974.8    17,974.8        18,742


                        FOR PERIOD ENDING MARCH 31, 1998

                           AVERAGE ANNUAL TOTAL RETURN

                                                      Taxable              Taxable               Taxable      From       Taxable
                                           1 Year   Equivalent*  3 Year  Equivalent*  5 Year   Equivalent*  Inception  Equivalent*
                                           ------   -----------  ------  -----------  -------  -----------  ---------  -----------
  Institutional Class                      11.67%     16.29%      8.91%     12.44%     7.26%     10.13%       8.34%       11.64%
  Service Class                            11.33%     15.82%      8.59%     11.99%     6.98%      9.74%       8.15%       11.38%
  Investor A Class (Load Adjusted)          6.72%      9.38%      6.93%      9.67%     5.92%      8.26%       7.47%       10.43%
  Investor A Class (NAV)                   11.14%     15.55%      8.38%     11.70%     6.79%      9.48%       8.04%       11.22%
  Investor B Class (Load Adjusted)          5.36%      7.48%      6.65%      9.28%     6.08%      8.49%       7.85%       10.96%
  Investor B Class (NAV)                   10.32%     14.41%      7.93%     11.07%     6.51%      9.09%       7.85%       10.96%
  Investor C Class (Load Adjusted)          9.22%     12.87%      7.93%     11.07%     6.51%      9.09%       7.85%       10.96%
  Investor C Class (NAV)                   10.32%     14.41%      7.93%     11.07%     6.51%      9.09%       7.85%       10.96%

*TAXABLE EQUIVALENT TOTAL RETURN IS BASED ON THE ANNUALIZED TOTAL RETURN AND A
 FEDERAL TAX RATE OF 39.6%. IT REPRESENTS THE RETURN ON A TAXABLE INVESTMENT NECESSARY TO EQUAL THE AFTER-TAX RETURN OF THE BLACKROCK TAX-FREE
 INCOME PORTFOLIO.

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INVESTOR A SHARES, 5/14/90; INSTITUTIONAL SHARES, 1/21/93; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 7/18/96; AND INVESTOR C SHARES, 2/28/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 13 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

[LOGO OMITTED]                                                   BLACKROCK FUNDS


                          PENNSYLVANIA TAX-FREE INCOME
                                   PORTFOLIO

TOTAL ASSETS (3/31/98):
     $116.2 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN LOCAL GENERAL OBLIGATION INDEX

INVESTMENT APPROACH:
     SEEKS AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL, PENNSYLVANIA STATE AND LOCAL INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN A PORTFOLIO OF MUNICIPAL FIXED INCOME SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) AS THE MANAGER BELIEVES THAT INTEREST RATES ARE AT OR NEAR THEIR LOWS, THE PORTFOLIO HAS MAINTAINED A RELATIVELY NEUTRAL DURATION (INTEREST RATE EXPOSURE) STANCE RELATIVE TO ITS BENCHMARK.
     (BULLET) THE PORTFOLIO HAS BEEN EMPHASIZING HIGHER RATED CREDITS (AA-
AND AAA-RATED ISSUES) AND SELLING LOWER RATED CREDITS (BBB AND A) TO TAKE ADVANTAGE OF HISTORICALLY NARROW CREDIT SPREADS BETWEEN HIGHER AND LOWER RATED BONDS.
     ALTHOUGH THE PORTFOLIO HOLDINGS AND SECTORS LISTED ABOVE WERE CURRENT AS OF THE DATE OF PRINTING, THE PORTFOLIO IS ACTIVELY MANAGED AND THE COMPOSITION WILL VARY.

    COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PA TAX-FREE
     INCOME PORTFOLIO AND LEHMAN LOCAL GO INDEX FROM INCEPTION AND AT EACH
                            SEMI-ANNUAL PERIOD END.

                                 [GRAPH OMITTED]

                               PLOT POINTS FOLLOW:

           INSTITUTIONAL   SERVICE     INVESTOR A   INVESTOR B    LEHMAN LOCAL
               CLASS        CLASS        CLASS        CLASS         GO INDEX
DEC-92        10,080       10,080        9,626.4     10,080         10,124
MAR-93        10,491.8     10,492.3     10,020.1     10,492.3       10,473.5
JUN-93        10,808.5     10,808.7     10,322.3     10,808.7       10,797
SEP-93        11,142.3     11,165.4     10,667.2     11,169.8       11,132.2
DEC-93        11,324.1     11,340.9     10,841.3     11,352.1       11,309.1
MAR-94        10,613.5     10,620.7     10,159       10,637.7       10,738.3
JUN-94        10,746.1     10,745.9     10,284.5     10,769.1       10,878.7
SEP-94        10,813.1     10,807.6     10,336.9     10,824         10,942.5
DEC-94        10,544.7     10,532.6     10,068.8     10,517.6       10,790.2
MAR-95        11,352.8     11,332.1     10,827.8     11,296.1       11,448
JUN-95        11,614.3     11,585       11,064       11,526.5       11,739.3
SEP-95        11,981.5     11,944.2     11,400.3     11,859.2       12,104.4
DEC-95        12,483.4     12,439.3     11,866.9     12,326.3       12,516.8
MAR-96        12,342.9     12,282.8     11,715.8     12,144.9       12,433.2
JUN-96        12,448.5     12,379       11,801.8     12,212.4       12,508.5
SEP-96        12,733.9     12,653.4     12,059.2     12,454.6       12,802.8
DEC-96        13,058.3     12,966.2     12,353       12,733.4       13,140.9
MAR-97        13,010.2     12,908.7     12,294       12,397         13,140.5
JUN-97        13,413       13,294.4     12,713.5     12,999.5       13,621
SEP-97        13,810       13,678.7     13,075.8     13,077.2       14,028
DEC-97        14,198.1     14,052.1     13,428.9     13,404.1       14,380.1
MAR-98        14,371.3     14,212.3     13,577.9     13,532.8       14,568.5


                        FOR PERIOD ENDING MARCH 31, 1998

                           AVERAGE ANNUAL TOTAL RETURN

                                                      Taxable              Taxable               Taxable      From       Taxable
                                           1 Year   Equivalent*  3 Year  Equivalent*  5 Year   Equivalent*  Inception  Equivalent*
                                           ------   -----------  ------  -----------  -------  -----------  ---------  -----------
  Institutional Class                      10.43%     14.85%      8.18%     11.65%     6.49%      9.24%       7.04%      10.02%
  Service Class                            10.11%     14.40%      7.85%     11.18%     6.26%      8.91%       6.87%       9.78%
  Investor A Class (Load Adjusted)          5.59%      7.96%      6.23%      8.87%     5.31%      7.56%       5.90%       8.40%
  Investor A Class (NAV)                    9.95%     14.17%      7.69%     10.95%     6.17%      8.79%       6.72%       9.57%
  Investor B Class (Load Adjusted)          4.25%      6.05%      5.66%      8.06%     5.22%      7.43%       6.03%       8.59%
  Investor B Class (NAV)                    9.16%     13.04%      6.92%      9.85%     5.64%      8.03%       6.23%       8.87%

*TAXABLE EQUIVALENT TOTAL RETURN IS BASED ON THE ANNUALIZED TOTAL RETURN AND A
 COMBINED FEDERAL AND STATE TAX RATE OF 42.4%. IT REPRESENTS THE RETURN ON A TAXABLE INVESTMENT NECESSARY TO EQUAL THE AFTER-TAX RETURN OF THE BLACKROCK PENNSYLVANIA TAX-FREE INCOMEPORTFOLIO.

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL ANDINVESTOR A SHARES, 12/1/92; SERVICE SHARES, 7/29/93; AND INVESTOR B SHARES, 10/3/94. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 13 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

BLACKROCK FUNDS                                                   [LOGO OMITTED]


                           NEW JERSEY TAX-FREE INCOME
                                    PORTFOLIO

TOTAL ASSETS (3/31/98):
     $85.5 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN LOCAL GENERAL OBLIGATION INDEX

INVESTMENT APPROACH:
     SEEKS AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL, NEW JERSEY STATE AND LOCAL INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN A PORTFOLIO OF MUNICIPAL FIXED INCOME SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) AS THE MANAGER BELIEVES THAT INTEREST RATES ARE AT OR NEAR THEIR LOWS, THE PORTFOLIO HAS MAINTAINED A RELATIVELY NEUTRAL DURATION (INTEREST RATE EXPOSURE) STANCE RELATIVE TO ITS BENCHMARK.
     (BULLET) THE PORTFOLIO HAS BEEN EMPHASIZING HIGHER RATED CREDITS (AA- AND AAA-RATED ISSUES) AND SELLING LOWER RATED CREDITS (BBB AND A) TO TAKE ADVANTAGE OF HISTORICALLY NARROW CREDIT SPREADS BETWEEN HIGHER AND LOWER RATED BONDS.
     ALTHOUGH THE PORTFOLIO HOLDINGS AND SECTORS LISTED ABOVE WERE CURRENT AS OF THE DATE OF PRINTING, THE PORTFOLIO IS ACTIVELY MANAGED AND THE COMPOSITION WILL VARY.


              COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
                   IN THE NJ TAX-FREE INCOME PORTFOLIO AND THE
                   LEHMAN LOCAL GO INDEX FROM INCEPTION AND AT
                          EACH SEMI-ANNUAL PERIOD END.

                                 [GRAPH OMITTED]

                               PLOT POINTS FOLLOW:

            SERVICE   INVESTOR A  INVESTOR B  LEHMAN LOCAL
             CLASS      CLASS       CLASS       GO INDEX
7/1/91     10,357.2    9,891.12    10,357.2      10,142
DEC-91     10,735.7   10,252.6     10,735.7      10,461.9
MAR-92     10,774.5   10,289.6     10,774.5      10,494.3
JUN-92     11,205.3   10,701.1     11,205.3      10,904.4
SEP-92     11,462.2   10,946.4     11,462.2      11,204.9
DEC-92     11,690.9   11,164.8     11,690.9      11,439.6
MAR-93     12,097.7   11,553.3     12,097.7      11,834.4
JUN-93     12,513.9   11,950.7     12,513.9      12,200
SEP-93     12,867.4   12,288.4     12,867.4      12,578.8
DEC-93     13,044.6   12,457.6     13,044.6      12,778.6
MAR-94     12,369.9   11,813.3     12,369.9      12,133.7
JUN-94     12,504.3   11,941.6     12,504.3      12,292.4
SEP-94     12,583.4   12,017.2     12,583.4      12,364.5
DEC-94     12,432     11,872.5     12,432        12,192.4
MAR-95     13,194.6   12,600.9     13,194.6      12,935.6
JUN-95     13,453.6   12,848.2     13,453.6      13,264.8
SEP-95     13,802.4   13,181.3     13,802.4      13,677.4
DEC-95     14,289     13,646       14,289        14,143.3
MAR-96     14,158.5   13,518.5     14,155.5      14,048.9
JUN-96     14,198.2   13,546       14,184.3      14,134
SEP-96     14,445.3   13,776       14,398.3      14,466.5
DEC-96     14,807.6   14,115.5     14,725.4      14,848.5
MAR-97     14,768.4   14,072.1     14,509        14,848
JUN-97     15,185.3   14,533.7     15,031        15,391
SEP-97     15,622.7   14,946.4     15,429.3      15,851
DEC-97     16,035.1   15,333.5     15,799.6      16,248.9
MAR-98     16,166.6   15,453.1     15,892.8      16,461.7


                        FOR PERIOD ENDING MARCH 31, 1998

                           AVERAGE ANNUAL TOTAL RETURN

                                                      Taxable              Taxable               Taxable      From       Taxable
                                           1 Year   Equivalent*  3 Year  Equivalent*  5 Year   Equivalent*  Inception  Equivalent*
                                           ------   -----------  ------  -----------  -------  -----------  ---------  -----------
  Service Class                             9.44%     13.78%      7.00%     10.22%     5.96%      8.70%       7.37%      10.76%
  Investor A Class (Load Adjusted)          4.89%      7.14%      5.41%      7.90%     5.02%      7.33%       6.66%       9.72%
  Investor A Class (NAV)                    9.26%     13.52%      6.86%     10.02%     5.88%      8.58%       7.31%      10.67%
  Investor B Class (Load Adjusted)          3.57%      5.21%      5.14%      7.50%     5.18%      7.56%       7.10%      10.37%
  Investor B Class (NAV)                    8.45%     12.34%      6.39%      9.33%     5.61%      8.19%       7.10%      10.37%

*TAXABLE EQUIVALENT TOTAL RETURN IS BASED ON THE ANNUALIZED TOTAL RETURN AND A
 COMBINED FEDERAL AND STATE TAX RATE OF 46%. IT REPRESENTS THE RETURN ON A TAXABLE INVESTMENT NECESSARY TO EQUAL THE AFTER-TAX RETURN OF THE BLACKROCK NEW JERSEY TAX-FREE INCOME PORTFOLIO.

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: SERVICE SHARES, 7/1/91; INVESTOR A SHARES, 1/26/96; AND INVESTOR B SHARES, 7/2/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 13 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

[LOGO OMITTED]                                                   BLACKROCK FUNDS


                              OHIO TAX-FREE INCOME
                                    PORTFOLIO

TOTAL ASSETS (3/31/98):
     $12.3 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN LOCAL GENERAL OBLIGATION INDEX

INVESTMENT APPROACH:
     SEEKS AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL, OHIO STATE AND LOCAL INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN A PORTFOLIO OF MUNICIPAL FIXED INCOME SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) AS THE MANAGER BELIEVES THAT INTEREST RATES ARE AT OR NEAR THEIR LOWS, THE PORTFOLIO HAS MAINTAINED A RELATIVELY NEUTRAL DURATION (INTEREST RATE EXPOSURE) STANCE RELATIVE TO ITS BENCHMARK.
     (BULLET) THE PORTFOLIO HAS BEEN EMPHASIZING HIGHER RATED CREDITS (AA- AND AAA-RATED ISSUES) AND SELLING LOWER RATED CREDITS (BBB AND A) TO TAKE ADVANTAGE OF HISTORICALLY NARROW CREDIT SPREADS BETWEEN HIGHER AND LOWER RATED BONDS.
     ALTHOUGH THE PORTFOLIO HOLDINGS AND SECTORS LISTED ABOVE WERE CURRENT AS OF THE DATE OF PRINTING, THE PORTFOLIO IS ACTIVELY MANAGED AND THE COMPOSITION WILL VARY.

    COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE OH TAX-FREE INCOME PORTFOLIO AND THE LEHMAN LOCAL GO INDEX FROM INCEPTION AND AT EACH
                            SEMI-ANNUAL PERIOD END.

                                 [GRAPH OMITTED]

                              PLOTS POINTS FOLLOW:

         INSTITUTIONAL  SERVICE     INVESTOR A  INVESTOR B   LEHMAN LOCAL
            CLASS        CLASS        CLASS       CLASS        GO INDEX
DEC-92      10,010      10,010       9,559.55    10,010        10,124
MAR-93      10,270.3    10,270.3     9,808.13    10,270.3      10,473.5
JUN-93      10,560.9    10,560.9    10,085.6     10,560.9      10,797
SEP-93      10,910      10,906.5    10,419.8     10,910.8      11,132.2
DEC-93      11,024.2    11,014.2    10,529       11,025.1      11,309.1
MAR-94      10,345.7    10,329.9     9,880.91    10,346.5      10,738.3
JUN-94      10,442.3    10,420.5     9,973.18    10,443.1      10,878.7
SEP-94      10,497.6    10,469.2    10,026       10,498.9      10,942.5
DEC-94      10,310.3    10,276.2     9,843.21    10,281.5      10,790.2
MAR-95      11,075.7    11,032.6    10,567.7     11,017.6      11,448
JUN-95      11,300.1    11,249.4    10,774.3     11,211.3      11,739.3
SEP-95      11,625.1    11,564.9    11,075.4     11,502.9      12,104.4
DEC-95      12,145      12,072.6    11,560.5     11,984.6      12,516.8
MAR-96      11,950.4    11,869.6    11,361.5     11,755.8      12,433.2
JUN-96      12,046.5    11,956.5    11,440.2     11,815.1      12,508.5
SEP-96      12,334.7    12,233.5    11,700.3     12,061.3      12,802.8
DEC-96      12,645.6    12,532.5    11,981.2     12,329.8      13,140.9
MAR-97      12,612.3    12,490.1    11,935.6     12,014        13,140.5
JUN-97      13,000.6    12,867.1    12,355       12,600.3      13,621
SEP-97      13,385.4    13,237.7    12,705.9     12,934.2      14,028
DEC-97      13,738.8    13,576.5    13,026.1     13,235.6      14,380.1
MAR-98      13,863.8    13,690.6    13,130.3     13,183.2      14,568.5


                        FOR PERIOD ENDING MARCH 31, 1998

                           AVERAGE ANNUAL TOTAL RETURN

                                                      Taxable              Taxable               Taxable      From       Taxable
                                           1 Year   Equivalent*  3 Year  Equivalent*  5 Year   Equivalent*  Inception  Equivalent*
                                           ------   -----------  ------  -----------  -------  -----------  ---------  -----------
  Institutional Class                       9.94%     14.59%      7.79%     11.44%     6.19%      9.09%       6.32%       9.28%
  Service Class                             9.62%     14.12%      7.47%     10.97%     5.92%      8.69%       6.07%       8.91%
  Investor A Class (Load Adjusted)          5.07%      7.44%      5.87%      8.62%     5.05%      7.41%       5.24%       7.69%
  Investor A Class (NAV)                    9.43%     13.84%      7.33%     10.76%     5.90%      8.66%       6.05%       8.88%
  Investor B Class (Load Adjusted)          3.73%      5.48%      5.27%      7.74%     4.91%      7.21%       5.32%       7.81%
  InvestorBClass (NAV)                      8.62%     12.65%      6.53%      9.59%     5.33%      7.82%       5.52%       8.10%

*TAXABLE EQUIVALENT TOTAL RETURN IS BASED ON THE ANNUALIZED TOTAL RETURN AND A
 COMBINED FEDERAL AND STATE TAX RATE OF 46.8%. IT REPRESENTS THE RETURN ON A TAXABLE INVESTMENT NECESSARY TO EQUAL THE AFTER-TAX RETURN OF THE BLACKROCK OHIO TAX-FREE INCOME PORTFOLIO.

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL AND INVESTOR ASHARES, 12/1/92; SERVICE SHARES, 7/29/93; AND INVESTOR B SHARES, 10/13/94. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 13 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

BLACKROCK FUNDS                                                   [LOGO OMITTED]



                         NOTE ON PERFORMANCE INFORMATION

     The performance information above includes information for each class of each Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of a Portfolio is therefore based on the performance history of a predecessor class or predecessor classes. If a class of shares in a Portfolio (the "Subsequent Class") has more than one predecessor class, the performance data predating the introduction of the Subsequent Class is based initially on the performance of the Portfolio's first operational predecessor class (the "Initial Class"); thereafter, the performance of the Subsequent Class is based upon the performance of any other predecessor class or classes which were introduced after the Initial Class and which had total operating expenses more similar to those of the Subsequent Class. In the case of Investor A, Investor B, Investor C and Service Shares, the performance information for periods prior to their introduction dates has not been restated to reflect the shareholder servicing and processing and/or distribution fees and certain other expenses borne by these share classes which, if reflected, would reduce the performance quoted. Accordingly, the performance information may be used in assessing each Portfolio's performance history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of these classes, which would require an adjustment to the ongoing expenses.

     Performance information is restated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor B and Investor C Shares), and assumes the reinvestment of dividends and distributions. The maximum front-end sales charges for Investor A Shares are as follows:
Intermediate Government Bond, Intermediate Bond, Core Bond, Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income and Ohio Tax-Free Income Portfolios -- 4.00%; Government Income and Managed Income Portfolios -- 4.50%; Low Duration Bond Portfolio -- 3.00%; and International Bond Portfolio -- 5.00%. The maximum contingent deferred sales charge for Investor B Shares and Investor C Shares of all of the Portfolios is 4.50% and 1.00%, respectively.

      The performance information also reflects fee waivers that subsidize and reduce the total operating expenses of each Portfolio. The Portfolios' returns would have been lower if there were not such waivers. BlackRock Advisors, Inc. and the Portfolios' Administrators are under no obligation to waive or continue waiving their fees. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

[LOGO OMITTED]                                                   BLACKROCK FUNDS



                             SCHEDULE OF INVESTMENTS
                           LOW DURATION BOND PORTFOLIO

                                                PAR
AS OF MARCH 31, 1998 (UNAUDITED)  MATURITY     (000)         VALUE
                                  --------   ----------  -------------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 1.2%
  Small Business Administration
    Participation Certificates,
    Series 97, Class A
    6.35%**                       08/15/22     $2,565   $   2,571,709
  U.S. Treasury Notes
    6.25%(DAGGER)                 02/28/02      1,215       1,238,887
                                                        -------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $3,819,688)                                         3,810,596
                                                        -------------
MORTGAGE PASS-THROUGHS -- 30.0%
  Federal Home Loan Mortgage
    Corporation
    7.37%                         03/01/06        119         120,261
    7.25%                      10/03-06/08        117         120,011
    8.25%                         06/01/09        117         121,461
    6.05%                         02/15/11      5,038       5,038,795
    8.75%                         01/01/13        178         188,425
    8.00%                         10/01/17        384         399,201
    6.60%**                       06/01/28      4,039       4,054,509
  Federal Home Loan Mortgage
    Corporation 5 Year Balloon
    7.00%                         05/01/00        974         981,356
    7.00%                         11/01/00      1,298       1,310,344
  Federal Home Loan Mortgage
    Corporation 7 Year Balloon
    8.00%                         01/01/04      1,392       1,419,702
  Federal Home Loan Mortgage
    Corporation 30 Year Balloon
    8.25%                         09/01/09        136         141,089
    7.50%                         04/01/22        307         315,519
  Federal Home Loan Mortgage
    Corporation Multi-Family
    6.16%**                       10/01/00     10,038      10,040,637
  Federal National Mortgage
    Association
    6.29%(DAGGER)                 10/04/00      2,000       2,022,180
    6.20%(DAGGER)                 02/26/01      7,988       7,967,141
    6.00%(DAGGER)                 01/01/04      4,776       4,738,183
    7.00%                         06/01/04      3,712       3,751,241
    6.50%                         10/01/05      1,338       1,340,086
    7.50%                         04/01/09      2,730       2,795,577
    11.50%                        05/01/09        362         408,634
    5.50%                         12/25/14        569         567,192
    5.75%                         12/25/16      5,000       4,963,281
  Federal National Mortgage
    Association 10 Year
    6.00%(DAGGER)                 02/01/04      3,184       3,158,168
  Federal National Mortgage
    Association
    10 Year Balloon
    6.00%                         12/01/03      3,209       3,182,777
  Federal National Mortgage
    Association
    15 Year Balloon
    7.50%(DAGGER)                 10/01/04        587         601,008
  Federal National Mortgage
    Association
    30 Year Balloon
    8.50%                         12/01/10      4,090       4,278,323
    8.50%                         09/01/12        265         278,137
  Federal National Mortgage
    Association 7 Year Balloon
    7.00%                         03/01/99         37          36,551


                                                PAR
                                  MATURITY     (000)         VALUE
                                  --------   ----------  -------------
MORTGAGE PASS-THROUGHS (CONTINUED)
  General Motors Acceptance Corp.
    Grantor Trust, Series 97, Class A
    7.46%                         07/25/19     $5,832   $   5,861,956
    7.50%                         10/10/19      5,797       5,896,169
  Government National Mortgage
    Association
    8.25%                         09/15/08      5,115       5,347,694
  Government National Mortgage
    Association 30 Year
    6.50%                      03/24-04/24      1,471       1,457,276
  MLCC Mortgage Investors, Inc.,
    Series 96-C, Class A
    6.00%**                       09/15/21      3,765       3,781,176
  MLCC Mortgage Investors, Inc.,
    Series 97-B, Class A
    5.90%**                       03/16/26      4,841       4,842,445
  Salomon Brothers Mortgage
    Securities VII, Series 96-6B,
    Class A1
    6.10%**                       06/30/26      1,121       1,120,396
  Salomon Brothers Mortgage
    Securities VII, Series 96-6G,
    Class A1
    6.00%**                       09/30/27        833         832,897
                                                        -------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $93,261,827)                                       93,479,798
                                                        -------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 9.1%
  Bear Sterns Mortgage Securities, Inc.,
    Series 96-6, Class A2
    7.00%                         11/25/27      6,093       6,084,432
  Federal National Mortgage
    Association, Series 93-124,
    Class J (PO)
    4.29%                         10/25/22      1,921       1,856,133
  Morgan Stanley Capital I,
    Series 86-C, Class U4
    9.00%                         11/01/06         46          45,886
  Residential Accredit Loans, Inc.,
    Series 97-QS7, Class A1
    7.50%                         07/25/27      1,881       1,893,282
  Residential Asset Securitization Trust,
    Series 96-A8, Class A1
    8.00%                         12/25/26      2,140       2,155,454
  Residential Asset Securitization Trust,
    Series 97-A3, Class A1
    7.25%                         05/25/27        147         147,422
  Residential Asset Securitization Trust,
    Series 97-A5, Class A3
    7.12%                         07/25/27      4,862       4,875,658
  Residential Asset Securitization Trust,
    Series 97-A9, Class A1
    7.25%                         11/25/27      4,420       4,441,753
  Residential Asset Securitization Trust,
    Series 98-A2, Class A1
    6.75%                         04/25/28      3,959       3,954,295
  Residential Asset Securitization Trust,
    Series 98-A5, Class C2
    6.75%                         02/25/28      3,000       2,994,375
                                                        -------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $28,314,433)                                        28,448,690
                                                         -------------



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS                                                   [LOGO OMITTED]


                             SCHEDULE OF INVESTMENTS
                     LOW DURATION BOND PORTFOLIO (CONTINUED)

                                                 PAR
AS OF MARCH 31, 1998 (UNAUDITED)   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
COMMERCIAL MORTGAGE-BACKED
   SECURITIES -- 13.0%
   AFC Home Equity Loan Trust,
     Series 97-1, Class A
     5.84%**                       03/25/27     $  367    $    367,176
   Bosque Asset Corp., Series 97-1,
     Class A1
     7.66%**                       06/05/02      2,030       2,038,103
   IFC Small Business Administration
     Loan-Backed Adjustable Rate
     Certificates, Series 97-1, Class A
     6.50%**                       09/15/24      2,813       2,817,772
   Impac Secured Assets Owner Trust,
     Series 98-1, Class A3
     6.52%                         08/25/10      4,000       4,000,000
   J.P. Morgan Commercial Mortgage
     Finance Corp., Series 97, Class D
     6.60%                         07/25/29      2,000       1,996,875
   Merit Securities Corp., Series 10,
     Class 2A1
     5.95%**                       05/28/25      3,851       3,851,758
   PNC Mortgage Securities Corp.,
     Series 97-6, Class A2
     6.60%                         07/25/27      5,050       5,064,006
   Prudential Home Mortgage Securities,
     Inc., Series 94-19, Class A2
     7.05%                         05/25/24      2,741       2,763,221
   Prudential Home Mortgage Securities,
     Series 93-57, Class A4
     5.90%                         12/25/23      5,350       5,306,531
   Sequoia Mortgage Trust, Series 97-1,
     Class A1
     6.09%**                       05/04/29      3,989       3,981,164
   Structured Asset Securities Corp.,
     Series 97-N1, Class D
     6.15%**                       09/25/28      4,000       3,998,752
   Wilshire Funding Corp., Series 97,
     Class A
     7.25%                         08/25/27      4,309       4,334,831
                                                         -------------
TOTAL COMMERCIAL MORTGAGE-
   BACKED SECURITIES
   (Cost $48,010,258)                                       40,520,189
                                                         -------------
ASSET BACKED SECURITIES -- 38.5%
   Arcadia Automobile Receivables Trust,
     Series 98-A, Class A3
     5.90%                         11/15/02        200         199,812
   Associates Manufactured Housing
     Pass-Through, Series 96-1,
     Class A1
     6.20%                         03/15/27        421         421,450
   Banc One Auto Grantor Trust,
     Series 96-A, Class A
     6.10%                         10/15/02      1,483       1,486,572
   Banc One Auto Grantor Trust,
     Series 97-B, Class A
     6.29%                         07/20/04      3,384       3,402,187
   Barnett Auto Trust, Series 97-A,
     Class A3
     6.03%(DOUBLE DAGGER)          11/15/01      5,800       5,814,500
   Chevy Chase Auto Receivables
     Trust, Series 96-2, Class A
     5.90%                         07/15/03      3,169       3,167,954
   Chevy Chase Auto Receivables
     Trust, Series 97-3, Class A
     6.20%                         03/20/04      3,339       3,348,880


                                                 PAR
                                   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
ASSET BACKED SECURITIES (CONTINUED)
   Contimortgage Home Equity Loan
     Trust, Series 97-4, Class A1
     6.37%                         03/15/08     $4,092     $ 4,087,142
   Contimortgage Home Equity Loan
     Trust, Series 97-4, Class A2
     6.27%                         02/15/12      3,800       3,797,625
   EQCC Home Equity Loan Trust,
     Series 94-1, Class A
     5.80%                         03/15/09      2,370       2,345,122
   Fifth Third Auto Grantor Trust,
     Series 96-B, Class A
     6.45%                         03/15/02      2,126       2,135,770
   Fifth Third Bank Asset Trust,
     Series 96, Class A
     6.20%(DOUBLE DAGGER)          09/15/01      1,758       1,762,611
   First Omni Bank Credit Card Master
     Trust, Series 96-A, Class A
     6.65%                         09/15/03      2,860       2,911,391
   First Security Auto Grantor Trust,
     Series 97-A, Class A
     6.30%                         08/15/03      5,956       5,981,461
   General Motors Acceptance Corp.
     Grantor Trust, Series 95-A, Class A
     7.15%                         03/15/00      2,254       2,259,335
   General Motors Acceptance Corp.
     Grantor Trust, Series 97-A, Class A
     7.13%**                       04/01/20      8,421       8,514,709
   Green Tree Financial Corp.,
     Series 95-7, Class B1
     7.35%                         11/15/26      2,000       1,997,188
   Green Tree Financial Corp.,
     Series 95-A, Class A
     7.25%                         07/15/05      3,907       3,907,358
   Green Tree Financial Corp.,
     Series 96-6, Class A4
     7.05%                         09/15/27      3,000       3,052,969
   Home Equity Loan Asset Backed
     Certificates, Series 93-2, Class A3
     4.65%                         12/20/08      1,600       1,587,953
   Honda Auto Receivables Grantor
     Trust, Series 95-A, Class A
     6.20%                         12/15/00      1,650       1,652,747
   Honda Auto Receivables Grantor
     Trust, Series 97-B, Class A
     5.95%                         05/15/03      5,883       5,883,416
   IMC Home Equity Loan Trust,
     Series 97-5, Class A1
     6.51%                         02/20/06      4,032       4,028,650
   MBNA Master Credit Card Trust,
     Series 97-B, Class A
     5.78%**                       08/15/14      1,400       1,389,281
   MMCA Automobile Trust,
     Series 95-1, Class A
     5.70%                         11/15/00         81          80,667
   Nissan Auto Receivables Grantor Trust,
     Series 97-A, Class A
     6.15%                         02/15/03      2,939       2,948,610
   NPC Health Care Receivables, Inc.,
     Series 97-1, Class A
     6.33%                         07/01/00      2,500       2,507,422
   People's Bank Credit Card Master Trust,
     Series 98-1, Class A
     5.90%**                       11/15/05      4,300       4,309,408



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]                                                   BLACKROCK FUNDS


                             SCHEDULE OF INVESTMENTS
                     LOW DURATION BOND PORTFOLIO (CONTINUED)

                                                 PAR
AS OF MARCH 31, 1998 (UNAUDITED)   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
ASSET BACKED SECURITIES (CONTINUED)
   PMC Capital Small Business
     Administration Loan-Backed
     Adjustable Rate Certificates,
     Series 97-1, Class A
     6.60%                         09/15/23     $2,399   $   2,398,690
   PMC Capital Small Business
     Administration Loan-Backed
     Adjustable Rate Certificates,
     Series 97-1, Class B
     6.95%**                       09/15/23      1,531       1,531,378
   Sears Credit Account Master Trust,
     Series 95-3, Class A
     7.00%                         10/15/04        600         612,320
   Sears Credit Account Master Trust,
     Series 96-1, Class A
     6.20%                         02/15/06      3,000       3,014,063
   Sears Credit Account Master Trust,
     Series 97-1, Class A
     6.20%                         07/15/07      3,530       3,543,426
   Student Loan Marketing Association,
     Series 97-3, Class CTFS
     5.94%                         10/25/12        400         395,250
   The Money Store Auto Grantor Trust,
     Series 97-4 , Class A2
     6.35%                         03/20/04      3,000       3,012,188
   The Money Store Business Loan
     Backed Securities, Series 97-1,
     Class A
     6.24%**                       01/15/25        490         490,880
     6.39%**                       04/15/28      4,562       4,578,865
   The Money Store Business Loan
     Backed Securities, Series 97-1,
     Class B
     6.72%**                       01/15/25      2,448       2,457,463
   The Money Store Home Equity Trust,
     Series 98-A , Class AH3
     6.17%                         08/15/12      1,000       1,000,000
   The Money Store Home Equity Trust,
     Series 98-A , Class MH2
     7.23%                         05/15/30      2,000       2,000,000
   The Money Store Residential Trust,
     Series 97-II, Class A1
     6.65%                         11/15/07      3,573       3,582,146
   World Omni Automobile Lease
     Securitization Trust, Series 96-B,
     Class A3
     6.25%**                       11/15/02      4,994       4,996,788
   World Omni Automobile Lease
     Securitization Trust, Series 97-A,
     Class A4
     6.90%                         06/25/03      1,700       1,723,906
                                                         -------------
TOTAL ASSET BACKED SECURITIES
   (Cost $112,549,296)                                     120,319,553
                                                         -------------
CORPORATE BONDS -- 3.8%
FINANCE -- 2.5%
   Lehman Brothers Holdings
     7.00%                         05/13/99      3,650       3,688,334
   Salomon, Inc.
     6.70%                         07/05/00      4,000       4,050,815
                                                         -------------
                                                             7,739,149
                                                         -------------
INDUSTRIAL -- 0.8%
   Time Warner, Inc.
     4.90%                         07/29/99      2,600       2,554,722
                                                         -------------


                                                 PAR
                                   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
CORPORATE BONDS (CONTINUED)
YANKEE -- 0.5%
   Banco Internacional S.A.
     6.03%                         07/16/01     $1,531   $   1,526,374
   Nordbanken
     6.31%**                       10/25/01        150         149,250
                                                         -------------
                                                             1,675,624
                                                         -------------
TOTAL CORPORATE BONDS
  (Cost $11,891,076)                                        11,969,495
                                                         -------------
FOREIGN BONDS -- 2.6%
   International Bank for
     Reconstruction and Development
     4.50%                         06/20/00  1,000,000       8,122,357
                                                         -------------
TOTAL FOREIGN BONDS
  (Cost $8,145,654)                                          8,122,357
                                                         -------------
TAXABLE MUNICIPAL BONDS -- 1.7%
   New York City G.O., Ser. 96E
     6.55%                         08/01/00        200         201,500
   New York State Pwr. Auth. Rev.,
     Ser. 98B
     6.05%**                       02/15/15      4,500       4,494,375
   Philadelphia Auth. for Ind. Dev. Rev.,
     Ser. 97A
     6.48%                         06/15/04        562         560,050
                                                         -------------
TOTAL MUNICIPAL BONDS
  (Cost $5,261,782)                                          5,255,925
                                                         -------------
SHORT TERM INVESTMENTS -- 0.1%
   Smith Barney Money Market Fund
   (Cost $253,625)                                 254         253,625
                                                         -------------
TOTAL INVESTMENTS IN
   SECURITIES -- 100.0%
   (Cost $311,507,639*)                                   $312,180,228
                                                         =============
REVERSE REPURCHASE AGREEMENTS -- (11.2%)
   Commerzbank
     (Agreement dated 03/24/98 to be
     repurchased at $15,561,943. Collateralized
     by $15,150,000 U.S. Treasury Notes 5.625%
     due 10/31/99. The value of the
     collateral is $15,561,943.)
     5.50%                         04/15/98     15,510     (15,528,769)
   Morgan Stanley & Co.
     (Agreement dated 03/30/98 to be
     repurchased at $3,052,073. Collateralized
     by $6,500,000 Federal National Mortgage
     Association Bonds 6.00% due
     02/01/04. The value of the collateral
     is $3,052,073.)
     5.57%                         05/29/98      3,024      (3,024,936)
   Morgan Stanley & Co.
     (Agreement dated 03/31/98 to be
     repurchased at $3,541,304. Collateralized
     by $7,800,000 Federal National Mortgage
     Association Bonds 6.00% due
     01/01/04. The value of the collateral is
     $3,541,304.)
     5.59%                         06/15/98      3,500      (3,500,543)


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS                                                   [LOGO OMITTED]




                             SCHEDULE OF INVESTMENTS
                     LOW DURATION BOND PORTFOLIO (CONCLUDED)

REVERSE REPURCHASE
  AGREEMENTS (CONTINUED)
   Morgan Stanley & Co.
     (Agreement dated 03/19/98 to be
     repurchased at $7,692,057. Collateralized
     by $9,300,000 Federal National Mortgage
     Association Bonds, Series 96-T6,
     Class C, 6.20% due 02/26/01. The value of
     the collateral is $7,692,057.)
     5.61%                         06/15/98     $7,588 $    (7,603,372)
   Paine Webber
     (Agreement dated 01/30/98 to be repurchased
     at $2,675,740. Collateralized
     by $2,000,000 Federal National Mortgage
     Association Bonds 6.29% to 7.50%
     10/04/00 to 10/01/04. The value of the
     collateral is $2,675,740.)
     5.62%                         04/01/98      2,651      (2,675,740)
                                                         -------------

TOTAL REVERSE REPURCHASE
   AGREEMENTS
   (Cost $32,333,360)                                    $ (32,333,360)
                                                         =============


---------------
*    Also  cost  for  Federal   income  tax  purposes.   The  gross   unrealized
     appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                          $  899,707
     Gross unrealized depreciation                            (227,118)
                                                            ----------
                                                            $  672,589
                                                            ==========

**   Rates shown are the rates as of March 31, 1998.

(DAGGER) Partial principal in the amount of $40,750,000 has been pledged as collateral for reverse repurchase agreements.

(DOUBLE DAGGER) Principal amount of securities pledged as collateral is $1,200,000 on 320 long U.S. Treasury Notes and 57 short U.S. Treasury Notes futures contracts expiring June 1998. The value of such contracts on March 31, 1998 was $66,304,234, thereby resulting in an unrealized loss of $181,437.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]                                                   BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                           LOW DURATION BOND PORTFOLIO
MARCH 31, 1998 (UNAUDITED)


ASSETS
   Investments at value (Cost $311,507,639) ...............  $312,180,228
   Collateral received for securities loaned ..............     2,646,875
   Interest receivable ....................................     1,707,386
   Principal receivable ...................................        15,915
   Investments sold receivable ............................    19,852,953
   Capital shares sold receivable .........................           109
   Futures margin receivable ..............................        63,547
   Futures commissions ....................................         3,494
   Prepaid expenses .......................................        81,315
   Unrealized appreciation of cross currency swap .........        23,902
                                                             ------------
          TOTAL ASSETS ....................................  $336,575,724
                                                             ------------
LIABILITIES
   Payable upon return of securities loaned ...............     2,646,875
   Investments purchased payable ..........................    11,820,337
   Distributions payable ..................................     1,376,377
   Accrued expenses payable ...............................        71,865
   Reverse repurchase agreements payable ..................    32,324,248
   Cross currency swap payable ............................       718,268
                                                             ------------
          TOTAL LIABILITIES ...............................    48,957,970
                                                             ------------
NET ASSETS (Applicable to 13,475,068 Blackrock shares,
   7,463,776  Institutional shares, 7,948,445 Service
   shares, 136,589 Investor A shares, 18,717 Investor B
   shares and 22,088 Investor C shares outstanding) .......  $287,617,754
                                                             ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER BLACKROCK SHARE ($133,346,351 (DIVIDE) 13,475,068) .        $ 9.90
                                                                   ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($73,860,059 (DIVIDE) 7,463,776)        $ 9.90
                                                                   ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($78,655,899 (DIVIDE) 7,948,445) .....        $ 9.90
                                                                   ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($1,351,655 (DIVIDE) 136,589) .....        $ 9.90
                                                                   ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($9.90 (DIVIDE) .970) ..................................        $10.21
                                                                   ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum  contingent
   deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($185,217 (DIVIDE) 18,717) ........        $ 9.90
                                                                   ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum  contingent
   deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($218,573 (DIVIDE) 22,088) ........        $ 9.90
                                                                   ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS                                                   [LOGO OMITTED]

                             STATEMENT OF NET ASSETS
                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                                                 PAR
AS OF MARCH 31, 1998 (UNAUDITED)   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
U.S. GOVERNMENT & AGENCY
   OBLIGATIONS -- 18.8%
   Small Business Administration
     Participation Certificates,
     Series 96-20H, Class 1
     7.25%                         08/01/16     $2,823   $   2,951,827
   Small Business Administration
     Participation Certificates,
     Series 96-20J, Class 1
     7.20%                         10/01/16      1,644       1,714,427
   Small Business Investment Cos.
     Pass-Through, Series 96-P10A,
     Class 1
     6.67%                         02/10/06      2,721       2,758,122
   U.S. Treasury Bonds
     12.75%                        11/15/10      5,060       7,189,399
     14.00%                        11/15/11        900       1,391,823
   U.S. Treasury Notes
     5.87%                         07/31/99        900         903,285
    #5.37%                         01/31/00      3,750       3,736,987
    #6.25%                         06/30/02      5,525       5,639,644
                                                         -------------
TOTAL U.S. GOVERNMENT &
   AGENCY OBLIGATIONS
   (Cost $25,990,112)                                        26,285,514
                                                         -------------
MORTGAGE PASS-THROUGHS -- 31.3%
   Federal Home Loan Mortgage
     Corporation
     8.00%                         06/01/17      1,396       1,457,953
   Federal Home Loan Mortgage
     Corporation 15 Year
     7.00%                         05/01/02        259         261,943
     6.50%                         05/13/26        500         494,531
   Federal Home Loan Mortgage
     Corporation 30 Year
     7.00%                         05/01/16        986         998,743
     6.50%                      01/24-09/25      2,882       2,854,480
   Federal National Mortgage
     Association
     6.20%                         02/26/01      1,718       1,713,364
     6.72%                         02/26/01      4,799       4,829,593
     6.50%                         10/01/05        978         980,063
     5.00%                         02/25/22      3,000       2,914,687
     6.05%**                       10/25/22      3,823       3,845,614
   Federal National Mortgage
     Association 10 Year
     6.00%                         11/01/03      1,533       1,520,398
     6.00%                         02/01/04      1,959       1,955,014
   Federal National Mortgage
     Association 30 Year
     8.50%                         12/01/10      2,900       3,036,005
     7.26%                         01/25/11      3,000       3,114,375
   Federal National Mortgage
     Association Multi-Family
     10-Year
     7.71%                         12/01/18      3,170       3,356,468
   Federal National Mortgage
     Association Multi-Family
     6.50%                         10/25/03      4,049       4,085,387
   Government National Mortgage
     Association  30 Year
     6.50%                      10/23-12/23      1,406       1,387,139
     7.00%                         12/17/27        200         201,750
   Government National Mortgage
     Association 35 Year
     9.75%                         06/15/24      2,964       3,086,339


                                                 PAR
                                   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
MORTGAGE PASS-THROUGHS (CONTINUED)
   MLCC Mortgage Investors, Inc.,
     Series 96-C, Class A
     6.00%**(DOUBLE DAGGER)        09/15/21     $1,657   $   1,663,718
                                                         -------------
TOTAL MORTGAGE PASS-THROUGHS
   (Cost $43,287,730)                                       43,757,564
                                                         -------------
MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS -- 6.4%
   Community Program Loan Trust,
     Series 87-A, Class A4
     4.50%                         10/01/18      4,209       3,800,188
   Federal National Mortgage
     Association Grantor Trust,
     Series 96-T6, Class A
     6.32%                         10/25/00      2,575       2,570,523
   Residential Asset Securitization Trust,
     Series 97-A1, Class A1
     7.00%                         03/25/27      1,293       1,293,833
   Residential Asset Securitization Trust,
     Series 97-A3, Class A1
     7.25%                         05/25/27      1,248       1,253,090
                                                         -------------
TOTAL MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS
   (Cost $8,896,053)                                         8,917,634
                                                         -------------
COMMERCIAL MORTGAGE BACKED
   SECURITIES -- 5.4%
   GMAC Commercial Mortgage
     Securities, Inc., Series 97-C1,
     Class X (IO)
     8.26%                         07/15/27     12,325       1,224,814
   Merit Securities Corp., Series 10,
     Class 2A1
     6.23%**                       05/28/25      2,252       2,252,915
   Morgan Stanley Capital Corp.,
     Series 97-HF1, Class A1
     6.86%                         07/15/29      1,353       1,386,081
   The Money Store Residential Trust,
     Series 98-I, Class A4
     6.51%                         08/15/15      2,800       2,780,750
                                                         -------------
TOTAL COMMERCIAL MORTGAGE
   BACKED SECURITIES
   (Cost $9,125,772)                                          7,644,560
                                                         -------------
PROJECT LOANS -- 5.6%
   Federal Housing Authority, General
     Motors Acceptance Corp.
     7.43%                         12/01/21      1,577       1,611,952
   Federal Housing Authority, Merrill
     Lynch, Series 97-23
     7.43%                         12/01/21      4,236       4,342,088
   Federal Housing Authority, USGI,
     Series 2056
     7.46%                         01/01/23      1,880       1,929,472
                                                         -------------
TOTAL PROJECT LOANS
   (Cost $7,850,561)                                         7,883,512
                                                         -------------
ASSET BACKED SECURITIES -- 21.5%
   Arcadia Automobile Receivables Trust,
     Series 98-A, Class A3
     5.90%                         11/15/02      1,500       1,498,594
   Associates Manufactured Housing
     Pass-Through, Series 96-1,
     Class A1
     6.20%                         03/15/27        380         380,132


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]                                                   BLACKROCK FUNDS


                             STATEMENT OF NET ASSETS
               INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CONCLUDED)

                                                 PAR
AS OF MARCH 31, 1998 (UNAUDITED)   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
ASSET BACKED SECURITIES (CONTINUED)
   Chevy Chase Auto Receivables Trust,
     Series 97-3, Class A
     6.20%                         03/20/04     $1,260   $   1,263,248
   Contimortgage Home Equity Loan
     Trust, Series 97-4, Class A5
     6.44%                         12/15/12      1,450       1,456,570
   Dayton Hudson Credit Card Master
     Trust, Series 97-1, Class A
     6.25%                         08/25/05      3,000       3,017,619
   EQCC Home Equity Loan Trust,
     Series 95-3, Class A2
     6.45%                         11/15/08        865         866,910
   FMAC Loan Receivables Trust,
     Series 97-B, Class A
     6.85%                         09/15/19      1,434       1,441,674
   FMAC Loan Receivables Trust,
     Series 97-C, Class A
     6.75%                         12/15/19      1,776       1,787,628
   Green Tree Financial Corp.,
     Series 95-7, Class A2
     6.15%                         11/15/26        624         624,664
   Green Tree Financial Corp.,
     Series 95-8, Class A5
     6.90%                         12/15/26        800         812,250
   Green Tree Financial Corp.,
     Series 97-4, Class A
     7.36%                         02/15/29      1,100       1,138,500
   Green Tree Home Improvement Loan
     Trust, Series 97-C, Class HEA2
     6.38%                         08/15/28      1,558       1,561,412
   HFC Home Equity Loan Asset Backed
     Certificates, Series 93-1, Class A3
     4.75%                         05/20/08         54          54,317
   National Premier Financial,
     Series 97-1, Class A
     6.81%                         07/01/01      2,300       2,310,422
   Old Stone Credit Corp., Home Equity
     Trust, Series 93-2, Class A1
     6.02%                         06/15/08        851         842,325
   Sears Credit Account Master Trust,
     Series 97-1, Class A
     6.20%                         07/15/07      1,940       1,947,378
   Security Pacific Home Equity Loan,
     Series 91-1, Class B
     8.85%                         05/15/98      1,700       1,709,009
   Standard Credit Card Master Trust,
     Series 95-6, Class A
     6.75%                         06/07/00      1,500       1,502,404
   The Money Store Home Equity Trust,
     Series 94-A, Class A2
     5.25%                         02/15/16      1,171       1,158,550
   The Money Store Home Equity Trust,
     Series 95-A, Class A8
     8.12%                         06/15/15      1,125       1,165,465
   Travelers Bank Credit Card Master
     Trust, Series 98, Class A1
     6.00%                         01/18/05      1,500       1,499,766
   Union Acceptance Corp., Series 96-A,
     Class A
     5.40%                         04/07/03      2,014       2,001,584
                                                         -------------
TOTAL ASSET BACKED SECURITIES
   (Cost $28,452,668)                                       30,040,421
                                                         -------------


                                                 PAR
                                   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
MUNICIPAL BONDS -- 2.4%
   New Jersey Econ. Dev.
     Auth. Pension Obligation Bond,
     Ser. 97B
     6.62%                         02/15/02     $1,527   $   1,211,766
   Stanislaus County, CA, Taxable
     Pension Obligation, Ser. 95
     7.15%                         08/15/13      2,000       2,097,500
                                                         -------------
TOTAL MUNICIPAL BONDS
   (Cost $3,186,667)                                         3,309,266
                                                         -------------
SHORT TERM INVESTMENTS -- 8.8%
   Federal Home Loan Mortgage
     Corp. Discount Notes
     5.90%                         04/01/98     12,300      12,300,000
   Smith Barney Money Market Fund                   44          44,464
                                                         -------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $12,344,464)                                       12,344,464
                                                         -------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $139,134,027*)                         100.2%     140,182,935

LIABILITIES IN EXCESS OF
   OTHER ASSETS                                  (0.2%)       (295,407)
                                                ------   -------------
NET ASSETS (Applicable to 7,668,390
   Institutional shares, 5,518,817 Service
   shares, 526,605 Investor A shares,
   10,649 Investor B shares and 15,653
   Investor C shares outstanding)               100.0%    $139,887,528
                                                ======    ============
NET ASSET VALUE AND REDEMPTION
   PRICE PER INSTITUTIONAL,
   SERVICE AND INVESTOR A SHARE
   ($139,619,740 (DIVIDE) 13,713,812)                           $10.18
                                                                ======
OFFERING PRICE PER INSTITUTIONAL
   AND SERVICE SHARE                                            $10.18
                                                                ======
MAXIMUM OFFERING PRICE PER
   INVESTOR A SHARE
   ($10.18 (DIVIDE) .960)                                       $10.60
                                                                ======
NET ASSET VALUE, OFFERING PRICE
   AND REDEMPTION PRICE
   (SUBJECT TO A CONTINGENT DEFERRED
   SALES CHARGE OF 4.5%)
   PER INVESTOR B SHARE
   ($108,421 (DIVIDE) 10,649)                                   $10.18
                                                                ======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE
   (SUBJECT TO A CONTINGENT DEFERRED
   SALES CHARGE OF 1.0%)
   PER INVESTOR C SHARE
   ($159,367 (DIVIDE) 15,653)                                   $10.18
                                                                ======

----------------
*    Also  cost  for  Federal   income  tax  purposes.   The  gross   unrealized
     appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                          $1,255,402
     Gross unrealized depreciation                            (206,494)
                                                            ----------
                                                            $1,048,908
                                                            ==========
**   Rates shown are the rates as of March 31, 1998.
#    Total or partial securities on loan.
(DOUBLE DAGGER) Principal amount of securities pledged as collateral of $300,000 on 104 long U.S. Treasury Notes futures contracts expiring June 1998. The value of such contracts on March 31, 1998 was $11,666,000, thereby resulting in an unrealized loss of $51,242.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS                                                   [LOGO OMITTED]



                             STATEMENT OF NET ASSETS
                           INTERMEDIATE BOND PORTFOLIO

                                                 PAR
AS OF MARCH 31, 1998 (UNAUDITED)   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
U.S. GOVERNMENT & AGENCY
   OBLIGATIONS -- 5.8%
   Small Business Administration
     Participation Certificates,
     Series 92-20H, Class 1
     7.40%                         08/01/12     $3,971   $   4,161,303
     7.25%**                       08/01/16      3,765       3,935,770
   Small Business Investment Cos.
     Pass-Through, Series 96-P10A,
     Class 1
     6.67%**                       02/10/06      3,013       3,053,635
   U.S. Treasury Bonds
     12.75%                        11/15/10      1,655       2,351,473
     14.00%(DAGGER)                11/15/11      3,100       4,794,057
     6.25%                         08/15/23        560         577,332
   U.S. Treasury Notes
     6.50%                         10/15/06        110         115,426
                                                         -------------
TOTAL U.S. GOVERNMENT &
   AGENCY OBLIGATIONS
   (Cost $18,614,328)                                       18,988,996
                                                         -------------
MORTGAGE PASS-THROUGHS -- 18.2%
   Federal Home Loan Mortgage
     Corporation
     8.50%                         10/15/98         36          37,810
     9.50%(DAGGER)                 01/01/05        345         357,769
     8.00%(DAGGER)              07/08-09/09      5,077       5,260,904
     9.00%                      09/97-12/16        152         159,295
     7.00%                         09/01/25        724         732,549
   Federal Home Loan Mortgage
     Corporation
     8.00%(DAGGER)                 09/01/18      2,438       2,539,373
   Federal National Mortgage Association
     6.72%(DAGGER)                 02/26/01      8,140       8,192,271
     6.00%(DAGGER)                 01/01/04      3,860       3,828,896
     9.50%                         03/01/05         15          16,271
     8.00%(DAGGER)                 03/01/08      3,630       3,765,509
     6.20%(DAGGER)                 10/25/08      6,958       6,939,123
     7.50%(DAGGER)                 05/01/09      2,973       3,058,385
     7.50%(DAGGER)                 10/01/10      2,001       2,044,375
     6.50%(DAGGER)                 02/01/25      4,418       4,376,779
     7.00%(DAGGER)                 10/01/25        867         876,970
   Federal National Mortgage Association
     10 Year
     6.00%                         02/01/04      2,596       2,590,393
   Federal National Mortgage Association
     30 Year
     8.50%(DAGGER)                 12/01/10      4,909       5,137,855
     7.26%                         01/25/11      2,000       2,076,250
   Federal National Mortgage Association
     Multi-Family
     6.50%                         10/25/03      1,800       1,823,063
   Government National Mortgage
     Association
     6.50%(DAGGER)              10/23-12/23      3,686       3,649,551
   Salomon Brothers Mortgage
     Securities VII, Series 96-6B,
     Class A1
     6.16%**                       06/30/26      1,019       1,018,541


                                                 PAR
                                   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
MORTGAGE PASS-THROUGHS (CONTINUED)
   Salomon Brothers Mortgage
     Securities VII, Series 96-6G,
     Class A1
     6.06%**                       09/30/27     $  779   $     778,866
                                                         -------------
TOTAL MORTGAGE PASS-THROUGHS
   (Cost $58,434,383)                                       59,260,798
                                                         -------------
MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS -- 10.8%
   Community Program Loan Trust,
     Series 87-A, Class A4
     4.50%                         10/01/18      4,490       4,053,534
   Federal Home Loan Mortgage
     Corporation, Series T-2, Class A
     7.00%                         01/25/21      3,501       3,551,129
   Federal National Mortgage
     Association Grantor Trust,
     Series 96-T6, Class A
     6.32%                         10/25/00      5,328       5,319,285
   Federal National Mortgage
     Association Strip Notes,
     Series 267, Class 1 (PO)
     4.95%                         10/01/24      788           664,488
   Federal National Mortgage
     Association Strip Notes,
     Series 274, Class 1 (PO)
     6.50%                         10/01/25      1,060         892,861
   Federal National Mortgage
     Association Strip Notes,
     Series 279, Class 1
     4.75%                         07/01/26        914         774,425
   Federal National Mortgage
     Association, Series 89-16,
     Class B (PO)
     5.65%                         03/25/19      1,462       1,176,933
   Residential Accredit Loans, Inc.,
     Series 97-QS10, Class A1
     7.25%                         10/25/27      3,118       3,130,675
   Residential Asset Securitization
     Trust, Series 96-A8, Class A1
     8.00%                         12/25/26      2,461       2,478,772
   Residential Asset Securitization
     Trust, Series 97-A3, Class A1
     7.25%(DAGGER)                 05/25/27      2,860       2,870,883
   Residential Asset Securitization
     Trust, Series 97-A9, Class A1
     7.25%                         11/25/27      6,634       6,667,009
   Residential Asset Securitization
     Trust, Series 98-A5, Class C2
     6.75%                         02/25/28      3,500       3,493,438
                                                         -------------
TOTAL MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS
   (Cost $34,708,294)                                       35,073,432
                                                         -------------
COMMERCIAL MORTGAGE BACKED
   SECURITIES -- 13.7%
   Amresco Residential Securities
     Mortgage Loan Trust, Series 96-1,
     Class A
     8.10%                         04/26/26      1,669       1,644,896
   Bosque Asset Corp., Series 97-1, Class A1
     7.66%                         06/05/02      2,030       2,038,103



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]                                                   BLACKROCK FUNDS


                             STATEMENT OF NET ASSETS
                     INTERMEDIATE BOND PORTFOLIO (CONTINUED)

                                                 PAR
AS OF MARCH 31, 1998 (UNAUDITED)   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
COMMERCIAL MORTGAGE BACKED
   SECURITIES (CONTINUED)
   GMAC Commercial Mortgage
     Securities, Inc., Series 97-C1,
     Class X (IO)
     8.26%                         07/15/27    $28,766  $    2,858,651
   J.P. Morgan Commercial Mortgage
     Finance Corp., Series 97, Class D
     6.60%**                       07/25/29      4,000       3,993,750
   Merit Securities Corp., Series 10,
     Class 2A1
     5.95%**                       05/28/25      5,626       5,627,745
   Merrill Lynch Mortgage Investors, Inc.,
     Series 95-C1, Class C
     7.45%**                       05/25/15      1,200       1,237,229
   Morgan Stanley Capital Corp.,
     Series 97-HF1, Class A1
     6.86%                         07/15/29      3,142       3,217,688
   NYC Mortgage Loan Trust, Series 96,
     Class A1
     6.75%                         06/25/06      4,573       4,641,154
   People's Bank Credit Card Master Trust,
     Series 98-1, Class A
     5.90%**                       11/15/05      5,600       5,612,250
   PNC Mortgage Securities Corp.,
     Series 97-6, Class A2
     6.60%                         07/25/27      5,891       5,908,007
   Resolution Trust Corp., Series 93-C3,
     Class D
     7.10%                         12/25/24      1,985       1,991,865
   Structured Asset Securities Corp.,
     Series 97-N1, Class D
     6.15%**                       09/25/28      6,000       5,998,128
                                                         -------------
TOTAL COMMERCIAL MORTGAGE
   BACKED SECURITIES
   (Cost $46,677,063)                                       44,769,466
                                                         -------------
PROJECT LOANS -- 5.5%
   Federal Housing Authority,
     General Motors Acceptance Corp.
     7.43%                         12/01/21      4,336       4,432,775
   Federal Housing Authority,
     Merrill Lynch, Series 97-23
     7.43%                         12/01/21      9,885      10,131,521
   Federal Housing Authority, USGI,
     Series 2056
     7.46%                         05/01/21      3,397       3,486,618
                                                         -------------
TOTAL PROJECT LOANS
   (Cost $17,905,414)                                       18,050,914
                                                         -------------
ASSET BACKED SECURITIES -- 38.3%
   Arcadia Automobile Receivables Trust,
     Series 98-A, Class A3
     5.90%                         11/15/02      2,100       2,098,031
   Associates Manufactured Housing
     Pass-Through, Series 96-1,
     Class A1
     6.20%                         03/15/27        529         528,879
   Associates Manufactured Housing
     Pass-Through, Series 96-1, Class B1
     8.00%                         03/15/27      2,500       2,555,859
   CBA Mortgage Corp., Series 93-C1,
     Class B
     7.76%**                       12/25/03      1,000       1,007,344
   Chevy Chase Auto Receivables Trust,
     Series 97-1, Class A
     6.50% (DOUBLE DAGGER)         10/15/03      2,666       2,683,757



                                                 PAR
                                   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
ASSET BACKED SECURITIES (CONTINUED)
   Chevy Chase Auto Receivables Trust,
     Series 97-3, Class A
     6.20%                         03/20/04     $2,840   $   2,848,668
   Contimortgage Home Equity Loan
     Trust, Series 97-4, Class A1
     6.37%                         03/15/08      5,115       5,108,927
   Contimortgage Home Equity Loan
     Trust, Series 97-4, Class A2
     6.27%                         02/15/12      3,000       2,998,125
   Contimortgage Home Equity Loan
     Trust, Series 97-4, Class A5
     6.44%                         12/15/12      3,300       3,314,953
   Dayton Hudson Credit Card Master
     Trust, Series 97-1, Class A
     6.25%                         08/25/05      6,000       6,035,238
   EQCC Home Equity Loan Trust,
     Series 94-1, Class A
     5.80%                         03/15/09      2,576       2,549,046
   EQCC Home Equity Loan Trust,
     Series 95-3, Class A2
     6.45%                         11/15/08      1,817       1,820,510
   Fifth Third Bank Asset Trust,
     Series 96, Class A
     6.20%                         09/15/01      2,206       2,211,276
   First Plus Home Loan Trust,
     Series 97-4, Class A5
     6.62%                         09/10/15      3,500       3,537,188
   Fleet Finance Home Equity Trust,
     Series 91-2, Class B
     8.65%                         10/15/06      1,350       1,356,539
   FMAC Loan Receivables Trust,
     Series 97-B, Class A
     6.85%                         09/15/19      3,295       3,313,407
   FMAC Loan Receivables Trust,
     Series 97-C, Class A
     6.75%                         12/15/19      4,441       4,469,070
   Green Tree Financial Corp.,
     Series 97-1, Class A6
     7.29%                         03/15/28      3,400       3,511,247
   Green Tree Financial Corp.,
     Series 94-A, Class A
     6.90%                         02/15/04        748         746,721
   Green Tree Financial Corp.,
     Series 94-B, Class A
     7.85%                         07/15/04      2,358       2,381,307
   Green Tree Financial Corp.,
     Series 95-8, Class A5
     6.90%                         12/15/26      1,600       1,624,500
   Green Tree Financial Corp.,
     Series 95-A, Class A
     7.25%                         07/15/05      4,855       4,855,467
   Green Tree Financial Corp.,
     Series 96-10, Class B1
     7.24%                         11/15/28      2,900       2,896,375
   Green Tree Financial Corp.,
     Series 96-7, Class A6
     7.65%                         10/15/27      1,800       1,878,750
   Green Tree Financial Corp.,
     Series 96-9, Class B1
     7.65%                         01/15/28      2,400       2,434,500
   Green Tree Financial Corp.,
     Series 97-8, Class B1
     7.14%                         05/15/22      2,000       1,976,875
   HFC Home Equity Loan Asset Backed
     Certificates, Series 93-1, Class A3
     4.75%                         05/20/08        105         104,821




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS                                                   [LOGO OMITTED]


                             STATEMENT OF NET ASSETS
                     INTERMEDIATE BOND PORTFOLIO (CONTINUED)

                                                 PAR
AS OF MARCH 31, 1998 (UNAUDITED)   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
ASSET BACKED SECURITIES (CONTINUED)
   Honda Auto Receivables Grantor Trust,
     Series 97-B, Class A
     5.95%                         05/15/03     $8,171   $   8,171,419
   Mellon Bank Home Equity Loan Trust,
     Series 96-1, Class B2
     6.01%**                       04/15/26      3,500       3,487,422
   MMCA Automobile Trust, Series 95-1,
     Class A
     5.70%                         11/15/00        533         532,405
   Nissan Auto Receivables Grantor Trust,
     Series 97-A, Class A
     6.15%                         02/15/03      3,755       3,767,668
   PMC Capital Small Business
     Administration Loan-Backed
     Series 97-1, Class A
     6.60%**                       09/15/23      5,044       5,044,139
   Puget Power Conservation Grantor
     Trust, Series 97-1, Class A
     6.23%                         07/11/02      2,854       2,852,977
   Sears Credit Account Master Trust,
     Series 97-1, Class A
     6.20%**                       07/15/07      5,000       5,019,016
   Security Pacific Home Equity Loan,
     Series 91-1, Class B
     8.85%                         05/15/98      2,833       2,848,348
   Student Loan Marketing Association,
     Series 97-3, Class CTFS
     6.02%                         10/25/12      4,250       4,199,531
   The Money Store Home Equity Trust,
     Series 94-A, Class A2
     5.25%                         02/15/16      2,809       2,780,520
   The Money Store Home Equity Trust,
     Series 95-A, Class A8
     8.12%                         06/15/15      3,348       3,468,647
   The Money Store Home Equity Trust,
     Series 95-B, Class A13
     7.40%                         01/15/16      2,574       2,642,373
   Travelers Bank Credit Card Master
     Trust, Series 98-1, Class A
     6.00%                         12/15/04      3,400       3,399,469
   Union Acceptance Corp., Series 96-A,
     Class A
     5.40%                         04/07/03      2,477       2,461,947
   World Omni Automobile Lease
     Securitization Trust, Series 96-A,
     Class A2
     6.55%                         06/25/02      3,136       3,158,818
                                                         -------------
TOTAL ASSET BACKED SECURITIES
   (Cost $122,222,191)                                     124,682,079
                                                         -------------
CORPORATE BONDS -- 25.1%
FINANCE -- 10.6%
   American Savings Bank
     6.62%                         02/15/06      1,350       1,359,066
   Bear Stearns Capital
     7.00%                         01/15/27      3,300       3,332,010
   Crestar Financial Corp.
     8.25%                         07/15/02      1,800       1,932,174
   Equitable Surplus
     6.95%                         12/01/05      1,000       1,025,313
   Finova Capital Corp.
     7.12%                         05/17/04      1,650       1,709,979



                                                 PAR
                                   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
CORPORATE BONDS (CONTINUED)
FINANCE (CONTINUED)
   Ford Motor Credit Co.
     6.50%                         02/28/02     $3,370   $   3,415,668
   Fuji Jgb Inv Pfd.
     9.87%                         12/31/49      1,740       1,723,388
   Ikon Capital Resources
     6.93%                         06/07/99      2,400       2,422,785
   J.P. Morgan & Co.
     5.54%**                       02/15/12      2,500       2,300,000
   Meridian Bancorp.
     6.62%                         06/15/00      1,500       1,517,496
   National City Capital Trust I
     6.75%                         06/01/29      3,600       3,620,796
   Paine Webber, Inc.
     7.87%                         02/15/03      1,500       1,588,986
   Provident Companies, Inc.
     7.40%                         03/15/38      2,650       2,650,352
   Raytheon
     6.30%                         03/15/05      2,500       2,485,328
   Salomon, Inc.
     8.90%                         02/15/00        500         525,032
   Yorkshire Power Finance
     6.15%                         02/25/03      3,100       3,077,023
                                                         -------------
                                                            34,685,396
                                                         -------------
INDUSTRIAL -- 6.8%
   Anixter, Inc.
     8.00%                         09/15/03      2,750       2,880,725
   Burlington Northern
     6.05%                         03/15/01      2,500       2,492,000
   ERAC USA Finance Co.
     6.95%                         03/01/04      2,483       2,525,566
   Fort James Corp.
     6.23%                         03/15/01      2,000       1,997,098
   News America Holdings
     8.50%                         02/15/05      3,000       3,302,936
   RJR Nabisco, Inc.
     6.70%                         06/15/02      2,400       2,414,393
     6.85%                         06/15/05        300         302,442
     7.05%                         07/15/07        450         457,813
   Texaco Capital Co.
     9.00%                         12/15/99        500         525,000
   Time Warner, Inc.
     4.90%                         07/29/99      5,200       5,109,444
                                                         -------------
                                                            22,007,417
                                                         -------------
UTILITY -- 3.8%
   CSW Energy
     6.87%                         10/01/01      3,000       3,042,477
   Mobile Energy Services LLC
     8.66%                         01/01/17        467         495,113
   PECO Energy Co.
     5.62%                         11/01/01      3,075       3,007,948
   Pennsylvania Power & Light
     9.25%                         10/01/19      3,100       3,235,625
   Texas Utilities Electric Co.
     7.37%                         08/01/01      2,500      2,580,975
                                                         -------------
                                                            12,362,138
                                                         -------------
YANKEE -- 3.9%
   BP Overzee BV
     5.80%                         07/12/99      5,000       4,980,334
   Crown Cork & Seal S.A.
     6.75%                         12/15/03      3,000       3,033,913



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]                                                   BLACKROCK FUNDS



                             STATEMENT OF NET ASSETS
                     INTERMEDIATE BOND PORTFOLIO (CONTINUED)

                                                 PAR
AS OF MARCH 31, 1998 (UNAUDITED)   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
CORPORATE BONDS (CONTINUED)
YANKEE (CONTINUED)
   Nordbanken
     6.41%**                       10/25/01     $3,050   $   3,034,750
   Swedbank
     7.50%                         09/29/49      1,000       1,007,628
   Transport de Gas
     7.75%                         12/23/98        600         599,946
                                                         -------------
                                                            12,656,571
                                                         -------------
TOTAL CORPORATE BONDS
   (Cost $81,053,321)                                       81,711,522
                                                         -------------
TAXABLE MUNICIPAL BONDS -- 2.2%
   New Jersey Econ. Dev. Auth.
     6.94%                         02/15/05      2,900       1,905,561
   New York City Taxable Ser. E
     6.55%                         08/01/00      2,900       2,921,750
   New York St. Pwr. Auth.
     Rev. & General Purpose
     6.11%                         04/01/98      2,500       2,496,875
                                                         -------------
TOTAL MUNICIPAL BONDS
  (Cost $7,214,691)                                          7,324,186
                                                         -------------
SHORT TERM INVESTMENTS -- 0.0%
   Smith Barney Money Market Fund
   (Cost $97,156)                                   97          97,156
                                                         -------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $386,926,841*)                          119.6%     389,958,549

REVERSE REPURCHASE
   AGREEMENTS -- (18.3%)
   Commerzbank
     (Agreement dated 03/26/98 to be repurchased
     at $1,201,674 Collateralized by
     $750,000 U.S. Treasury Bonds 14.00%
     due 11/15/11. The value of the
     collateral is $1,201,674.)
     5.60%                         04/09/98      1,199      (1,200,182)
   Lehman Brothers
     (Agreement dated 03/30/98 to be
     repurchased at $2,012,882
     Collateralized by $1,260,000 U.S.
     Treasury Bonds 14.00% due 11/15/11 The
     value of the collateral is $2,012,882.)
     5.70%                         04/09/98      2,010      (2,010,336)
   Morgan Stanley & Co.
     (Agreement dated 01/30/98 to be
     repurchased at $12,481,740. Collateralized
     by $58,000,000 Federal National Mortgage
     Association Bonds 6.00% to 7.50%
     due 01/01/04 to 05/01/09 and $14,500,000
     Federal Home Loan Mortgage Corp.
     8.00% due 09/01/09. The value of the
     collateral is $12,481,740.)
     5.62%                         04/01/98     12,364     (12,481,740)


                                                 PAR
                                   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
REVERSE REPURCHASE
   AGREEMENTS (CONTINUED)
   Morgan Stanley & Co.
     (Agreement dated 03/19/98 to be
     repurchased at $19,741,053. Collateralized
     by $23,807,106 Federal National Mortgage
     Association Bonds 6.20% to 6.725%
     due 10/25/00 to 02/26/01. The value of
     the collateral is $19,741,053.)
     5.61%                         06/15/98    $19,474  $  (19,513,451)
   Morgan Stanley & Co.
     (Agreement dated 03/23/98 to be repurchased
     at $3,002,574. Collateralized
     by $3,894,774 Residential Asset
     Securitization Trust 7.25% due 05/25/27.
     The value of the collateral is $3,002,574.)
     5.69%                         06/22/98      2,960      (2,964,211)
   Morgan Stanley & Co.
     (Agreement dated 03/23/98 to be repurchased
     at $13,562,640. Collateralized
     by $14,581,114 Federal National Mortgage
     Association 8.00% to 8.50% due
     03/01/08 to 12/01/10 and $6,906,190
     Federal Home Loan Mortgage Corp. 6.50%
     to 7.00% due 02/01/25 to 10/01/25. The
     value of the collateral is
     $13,562,640.)
     5.58%                         06/22/98     13,374     (13,392,657)
   Morgan Stanley & Co.
     (Agreement dated 03/24/98 to be repurchased
     at $8,214,250. Collateralized
     by $16,910,635 Federal Home Loan Mortgage
     Corp. 8.00% to 9.50% due 01/01/05
     to 09/01/18 and $3,900,000 Federal National
     Mortgage Association 7.50% to
     8.50% due 10/01/10 to 12/01/10 and $600,000
     Government National Mortgage
     Association 6.50% due 11/15/23. The value of
     the collateral is $8,214,250.)
     5.58%                         06/23/98      8,100      (8,110,044)
                                                         -------------

TOTAL REVERSE REPURCHASE
   AGREEMENTS
   (Cost $59,672,621)                                      (59,672,621)

LIABILITIES IN EXCESS OF
   OTHER ASSETS                                  (1.3%)     (4,160,292)
                                                 -----    ------------
NET ASSETS (Applicable to 27,731,207
    Institutional shares, 6,629,591 Service
    shares, 122,014 Investor A shares and
    1,522 Investor B shares outstanding)        100.0%    $326,125,636
                                                ======    ============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS                                                   [LOGO OMITTED]


                             STATEMENT OF NET ASSETS
                     INTERMEDIATE BOND PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 1998 (UNAUDITED)                            VALUE
                                                          ---------


NET ASSET VALUE AND REDEMPTION
  PRICE PER INSTITUTIONAL, SERVICE
  AND INVESTOR A SHARE
  ($326,111,238 (DIVIDE) 34,482,812)                        $9.46
                                                            =====
OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                         $9.46
                                                            =====
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($9.46 (DIVIDE) .960)                                     $9.85
                                                            =====
NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE
  (SUBJECT TO A CONTINGENT DEFERRED
  SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($14,398 (DIVIDE) 1,522)                                  $9.46
                                                            =====

------------------
*    Also  cost  for  Federal   income  tax  purposes.   The  gross   unrealized
     appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                     $3,731,994
     Gross unrealized depreciation                       (700,286)
                                                       ----------
                                                       $3,031,708
                                                       ==========

**   Rates shown are the rates as of March 31, 1998.

(DAGGER) Partial principal in the amount of $130,609,819 has been pledged as collateral for reverse repurchase agreements. Also pledged as collateral for reverse repurchase aggreements are $1,210,000 of U.S. Treasury Notes at a rate of 6.625% with a maturity of 07/31/01. These securities were sold and will settle 04/02/98.

(DOUBLE DAGGER) Principal amount of securities pledged as collateral of $1,500,000 on 111 long U.S. Treasury Notes futures contracts expiring June 1998. The value of such contracts on March 31, 1998 was $12,197,125, thereby resulting in an unrealized loss of $41,125.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]                                                   BLACKROCK FUNDS


                             SCHEDULE OF INVESTMENTS
                               CORE BOND PORTFOLIO

                                                 PAR
AS OF MARCH 31, 1998 (UNAUDITED)   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
U.S. GOVERNMENT & AGENCY
   OBLIGATIONS -- 32.8%
   Overseas Private Investment Co.
     6.10%**                       12/16/06     $  449    $    448,023
     6.27%**                       12/16/06      2,200       2,181,437
     6.38%**                       12/16/06      1,720       1,710,465
     6.27%**                       05/29/12        220         217,387
     6.84%**                       05/29/12        440         445,087
   Small Business Administration
     Participation Certificates,
     Series 92-20H, Class 1
     7.40%                         08/01/12        238        249,678
   Small Business Administration
     Participation Certificates,
     Series 96-20J, Class 1
     7.20%                         10/01/16         58          60,509
   Small Business Administration
     Participation Certificates,
     Series 97-20B, Class 1
     7.10%                         02/01/17      2,557       2,658,536
   Small Business Investment Cos.
     Pass-Through, Series 97-P10C,
     Class 1
     6.85%                         08/01/07      5,500       5,631,861
   Small Business Investment Cos.
     Pass-Through, Series 97-P10D,
     Class 1
     6.51%                         11/01/07        400         402,500
   Small Business Investment Cos.
     Pass-Through, Series 98-10A,
     Class 1
     6.12%                         02/10/08        250         246,250
   U.S. Treasury Bonds
     5.50%                         03/31/03      6,250       6,214,999
     12.75%                        11/15/10        240         340,999
    #13.87%                        05/15/11     14,675      22,224,994
     14.00%                        11/15/11        150         231,970
     6.25%                         08/15/23      5,165       5,324,856
     6.37%                         08/15/27      7,400       7,822,762
    #6.12%                         11/15/27     77,975      79,968,041
   U.S. Treasury Notes
     5.75%                         09/30/99     23,885      23,942,322
    #5.87%                         11/15/99      8,870       8,907,963
    #5.50%                         02/29/00      8,000       7,986,639
     6.00%                         08/15/00      8,430       8,490,189
     6.25%                         02/28/02      2,067       2,107,637
    #6.25%                         06/30/02      1,855       1,893,491
     5.75%                         10/31/02     24,950      25,018,111
    #5.75%                         11/30/02     29,005      29,084,471
                                                         -------------
TOTAL U.S. GOVERNMENT &
   AGENCY OBLIGATIONS
   (Cost $243,454,431)                                     243,811,177
                                                         -------------
MORTGAGE PASS-THROUGHS -- 8.9%
   Federal Home Loan Mortgage
     Corporation
     8.00%                         11/01/15        112         116,736
     7.00%                         03/01/25        801         809,892
     7.50%                      09/05-10/26      5,470       5,623,662
   Federal National Mortgage Association
     7.50%                         09/01/10        169         173,113
     6.00%                         04/15/13     10,500      10,326,094
     8.00%                      10/09-05/22        156         162,260
     6.50%                         10/01/25     26,000      25,683,125



                                                 PAR
                                   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
MORTGAGE PASS-THROUGHS (CONTINUED)
   Federal National Mortgage Association
     Multi-Family
     6.50%                         10/25/03    $   100    $    101,281
   Government National Mortgage
     Association
     8.50%                      01/10-04/17        326         344,383
     7.00%                      01/23-12/23      7,507       7,582,831
     6.50%                      12/23-09/24     14,928      14,781,616
     9.00%                         10/15/24        476         495,631
     7.50%                         06/15/27        266         272,790
                                                         -------------
TOTAL MORTGAGE PASS-THROUGHS
   (Cost $65,998,801)                                       66,473,414
                                                         -------------
MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS -- 6.2%
   Chase Commercial Mortgage
     Securities Corp., Series 97-1,
     Class X (IO)
     8.69%                         04/19/15     35,113       2,869,384
   Community Program Loan Trust,
     Series 87-A, Class A4
     4.50%                         10/01/18      9,214       8,318,189
   CS First Boston Mortgage Corp.,
     Series 97-C1, Class AX (IO)
     8.60%                         04/20/22     55,183       6,078,763
   Federal National Mortgage
     Association Strip Notes,
     Series 267, Class 1 (PO)
     4.97%                         01/25/24      1,045         881,370
   Federal National Mortgage Association
     Strip Notes, Series 274, Class 1 (PO)
     7.00%                         10/01/25      1,039         874,944
   Federal National Mortgage Association
     Strip Notes, Series 279, Class 1 (PO)
     6.00%                         07/01/26        573         485,603
   Federal National Mortgage Association,
     Series 96-54, Class A (PO)
     6.50%**                       04/25/21      1,776       1,549,321
   Residential Accredit Loans, Inc.,
     Series 97-QS7, Class A1
     7.50%                         07/25/27      4,457       4,486,256
   Residential Accredit Loans, Inc.,
     Series 97-QS10, Class A1
     7.25%                         10/25/27      9,444       9,483,946
   Residential Asset Securitization Trust,
     Series 97-A7, Class A1
     7.50%                         09/25/27      4,891       4,928,533
   Salomon Brothers Mortgage
     Securities VI, Series 87-1 (IO)
     7.00%                         04/20/07      2,938         877,666
   Salomon Brothers Mortgage
     Securities VI, Series 87-1 (PO)
     7.00%                         02/17/17      3,067       2,488,109
   Salomon Brothers Mortgage
     Securities VI, Series 87-2 (IO)
     6.00%                         03/06/17      2,010         613,088
   Salomon Brothers Mortgage
     Securities VI, Series 87-2 (PO)
     6.00%                         03/06/17      2,010       1,628,201
   Salomon Brothers Mortgage
     Securities, Series 87-3, Class A (PO)
     5.00%                         10/23/17        504         406,550



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS                                                   [LOGO OMITTED]


                             SCHEDULE OF INVESTMENTS
                         CORE BOND PORTFOLIO (CONTINUED)

                                                 PAR
AS OF MARCH 31, 1998 (UNAUDITED)   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS (CONTINUED)
   Salomon Brothers Mortgage
     Securities, Series 87-3, Class B (IO)
     5.00%                         10/23/17     $  503   $     164,079
                                                         -------------
TOTAL MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS
   (Cost $45,522,253)                                       46,134,002
                                                         -------------
COMMERCIAL MORTGAGE BACKED
   SECURITIES -- 8.9%
   Amresco Residential Securities
     Mortgage Loan Trust, Series 96-1,
     Class A
     8.10%                         04/26/26      1,711       1,686,797
   CS First Boston Mortgage Securities
     Corp., Series 97-C2, Class AX (IO)
     5.50%                         11/17/22     35,177       2,819,669
   DLJ Mortgage Acceptance Corp.,
     Series 97-CF1, Class A
     7.60%                         04/15/07      2,000       2,139,346
   First Boston Mortgage Securities
     Corp., Series 93-M1, Class A
     6.75%                         09/25/06        116         117,026
   First Union-Lehman Brothers
     Commercial Mortgage 1
     7.38%                         04/18/29      4,350       4,616,586
   GE Capital Mortgage Services,
     Series 97-HE1, Class A4
     7.78%                         03/25/27      1,666       1,733,421
   General Motors Acceptance Corp.,
     Series 97-A, Class A
     6.50%                         04/15/02          8           8,003
   GMAC Commercial Mortgage
     Securities, Inc., Series 97-C1,
     Class X (IO)
     8.26%**                       07/15/27     48,545       4,824,126
   Goldman Sachs Mortgage Securities
     Corp. II
     7.41%                         02/15/27      2,891       3,058,544
   Impac Secured Assets Common
     Owner Trust
     6.71%                         01/25/07      4,000       4,000,000
   J.P. Morgan Commercial Mortgage
     Finance Corp., Series 96-C3,
     Class A1
     7.33%                         04/25/28      1,890       1,956,232
   Merit Securities Corp., Series 10,
     Class 2A1
     5.95%**                       05/28/25     10,721      10,724,056
   Merrill Lynch Mortgage Investors, Inc.,
     Series 95-C3, Class A
     6.78%**                       12/26/25        251         254,681
   Merrill Lynch Mortgage Investors, Inc.,
     Series 96-C1, Class A3
     7.42%                         04/25/28      3,000       3,160,045
   Merrill Lynch Mortgage Investors, Inc.,
     Series 96-C2, Class E
     6.96%                         11/21/28      1,915       1,862,612
   Mid-State Trust, Series 1, Class A1
     7.34%                         07/01/35      2,837       2,922,529
   Mid-State Trust, Series 6, Class A4
     7.79%                         07/01/35      1,087       1,115,205
   Midland Royalty Acceptance Corp.,
     Series 96-C, Class A
     7.23%                         01/25/29      4,050       4,239,292


                                                 PAR
                                   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
COMMERCIAL MORTGAGE BACKED
   SECURITIES (CONTINUED)
   PNC Mortgage Securities Corp.,
     Series 97-6, Class A2
     6.60%                         07/25/27    $ 8,416  $    8,440,011
   Structured Asset Securities Corp.,
     Series 96-CFL, Class X1 (IO)
     12.60%                        02/25/28     24,714       1,328,362
   Structured Asset Securities Corp.,
     Series 97-N1, Class D
     6.15%**                       09/25/28      5,600       5,598,253
                                                         -------------
TOTAL COMMERCIAL MORTGAGE
   BACKED SECURITIES
   (Cost $70,542,982)                                       66,604,796
                                                         -------------
PROJECT LOANS -- 4.0%
   Federal Housing Authority, East Point
     Chelsea, Construction Loan Collateral
     10.25%                        05/01/33         98         105,832
   Federal Housing Authority, Elton Home,
     Construction Loan Collateral
     9.25%                         10/30/36      3,047       3,367,161
   Federal Housing Authority, General
     Motors Acceptance Corp.
     7.43%                         12/01/21        395         403,567
   Federal Housing Authority, Huntoon
     Paige, Construction Loan Collateral
     7.31%                         10/01/24      5,854       6,086,216
   Federal Housing Authority, Merrill
     Lynch, Series 97-23
     7.43%                         12/01/21        415         425,694
   Federal Housing Authority, Village
     Green, Construction Loan Collateral
     8.25%                         09/01/34      5,242       5,611,214
   Federal Housing Authority, University
     Park Apartments
     7.87%                         10/01/37      7,711       8,132,272
   Reilly Mortgage Securities
     6.89%                         11/18/11      5,542       5,618,218
                                                         -------------
TOTAL PROJECT LOANS
   (Cost $29,049,757)                                       29,750,174
                                                         -------------
ASSET BACKED SECURITIES -- 18.9%
   Associates Manufactured Housing
     Pass-Through, Series 96-1, Class B1
     8.00%                         03/15/27      2,815       2,877,898
   Banc One Auto Grantor Trust,
     Series 97-A, Class A
     6.27%(DOUBLE DAGGER)          11/20/03      4,434       4,453,320
   Banc One Auto Grantor Trust,
     Series 97-B, Class A
     6.29%                         07/20/04     10,061      10,114,610
   Barnett Auto Trust, Series 97,
     Class A2
     5.92%                         07/15/00      4,900       4,903,062
   Chase Manhattan Grantor Trust,
     Series 96-B, Class A
     6.61%                         09/16/02      5,073       5,114,309
   Chevy Chase Auto Receivables Trust,
     Series 97-2, Class A
     6.35%                         01/15/04      1,395       1,402,332



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]                                                   BLACKROCK FUNDS


                             SCHEDULE OF INVESTMENTS
                         CORE BOND PORTFOLIO (CONTINUED)

                                                 PAR
AS OF MARCH 31, 1998 (UNAUDITED)   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
ASSET BACKED SECURITIES (CONTINUED)
   Chevy Chase Auto Receivables Trust,
     Series 97-3, Class A
     6.20%                         03/20/04     $1,285   $   1,288,683
   CIT Group Securitization Corp.,
     Series 95-2, Class B
     7.65%                         05/15/26        300         305,859
   Contimortgage Home Equity Loan Trust,
     Series 97-4, Class A1
     6.37%                         03/15/08      5,115       5,108,927
   Copelco Capital Funding Corp.,
     Series 97-A, Class A3
     6.27%                         04/20/05      2,645       2,656,985
   Dayton Hudson Credit Card Master
     Trust, Series 97-1, Class A
     6.25%                         08/25/05      1,750       1,760,278
   Discover Card Master Trust I,
     Series 92-B, Class A
     6.80%                         06/16/00      1,248       1,246,833
   Discover Card Master Trust I,
     Series 94-2, Class A
     6.03%**                       10/16/04      4,700       4,734,516
   First USA Master Credit Card Trust,
     Series 95-1, Class A
     5.76%**                       03/01/00      1,000       1,000,781
   FMAC Loan Receivables Trust,
     Series 97-B, Class A
     6.85%                         09/01/19      5,973       6,006,161
   Green Tree Financial Corp.,
     Series 93-3, Class B
     6.85%                         10/15/18      4,000       3,806,252
   Green Tree Financial Corp.,
     Series 93-4, Class A
     6.60%                         01/15/19        600         603,722
   Green Tree Financial Corp.,
     Series 94-5, Class A
     7.95%                         11/15/19        400         415,000
   Green Tree Financial Corp.,
     Series 94-B, Class A
     7.85%                         07/15/04        168         170,093
   Green Tree Financial Corp.,
     Series 95-7, Class B1
     7.35%                         11/15/26        600         599,156
   Green Tree Financial Corp.,
     Series 95-A, Class A
     7.25%                         07/15/05      6,120       6,119,613
   Green Tree Financial Corp.,
     Series 96-2, Class B2
     7.90%                         04/15/27      3,650       3,539,361
   Green Tree Financial Corp.,
     Series 97-2, Class B
     7.56%                         06/15/28      5,000       5,048,440
   Green Tree Financial Corp.,
     Series 97-3, Class A7
     7.64%                         07/15/28      4,200       4,413,940
   Green Tree Financial Corp.,
     Series 97-3, Class B2
     8.03%                         07/15/28      2,400       2,330,251
   Green Tree Financial Corp.,
     Series 97-4, Class A
     7.36%                         02/15/29      5,000       5,175,000
   Green Tree Home Improvement Loan
     Trust, Series 94-D, Class M
     9.05%                         01/15/15        700         741,782
   Honda Auto Receivables Grantor Trust,
     Series 97-B, Class A
     5.95%                         05/15/03      4,576       4,575,995


                                                 PAR
                                   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
ASSET BACKED SECURITIES (CONTINUED)
   Keycorp Student Loan Trust,
     Series 97-2, Class A
     6.02%                         01/27/23     $8,600   $   8,578,500
   MBNA Master Credit Card Trust,
     Series 94-C, Class A
     6.00%**                       03/14/04      1,155       1,160,775
   MBNA Master Credit Card Trust,
     Series 95-I, Class A
     5.85%**                       03/15/03      1,150       1,152,695
   Mellon Bank Home Equity Loan Trust,
     Series 96-1, Class B2
     6.01%**                       04/15/26      5,200       5,181,312
   Merrill Lynch Mortgage Investors, Inc.,
     Series 92-D, Class A
     7.75%                         07/15/17        234         236,002
   Nissan Auto Receivables Grantor Trust,
     Series 95-A, Class A
     6.10%                         08/15/01      1,304       1,305,659
   Puget Power Conservation Grantor Trust,
     Series 97-1, Class A
     6.23%                         07/11/02      4,327       4,325,481
   Sears Credit Account Master Trust,
     Series 97-1, Class A
     6.20%                         07/15/07     10,500      10,539,934
   Standard Credit Card Master Trust,
     Series 95-6, Class A
     6.75%                         06/07/00      2,201       2,204,528
   Student Loan Marketing Association,
     Series 97-3, Class CTFS
     6.02%**                       10/25/12      2,500       2,470,313
   The Money Store Home Equity Trust,
     Series 94-A, Class A2
     5.25%                         02/15/16      3,278       3,243,940
   The Money Store Home Equity Trust,
     Series 95-A, Class A8
     8.12%                         06/15/15      1,661       1,720,449
   Triangle Funding, Ltd., Series 97-3A,
     Class 1B
     5.96%**                       10/15/05      7,150       7,132,125
   World Omni Automobile Lease
     Securitization Trust, Series 96-B,
     Class A3
     6.25%                         11/15/02        589         588,877
                                                         -------------
TOTAL ASSET BACKED SECURITIES
   (Cost $135,159,159)                                     140,353,749
                                                         -------------
CORPORATE BONDS -- 14.3%
FINANCE -- 7.6%
   BGB Finance
     6.62%                         12/30/99      5,500       5,544,001
   CoreStates Capital
     8.00%                         12/15/26      3,500       3,698,592
   Crestar Financial Corp.
     8.25%                         07/15/02        400         429,372
   Equitable Life Assurance Society
     7.70%                         12/01/15        250         267,444
   Finova Capital Corp.
     7.12%                         05/17/04        150         155,453
   Ford Motor Credit Corp.
     7.75%                         10/01/99      1,000       1,024,273
     8.00%                         06/15/02      1,000       1,066,250
   Fuji Jgb Inv Pfd.
     9.87%                         12/31/49      3,565       3,530,964
   GMAC Pass-Through Trust
     6.50%                         01/17/00      2,800       2,820,040



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS                                                   [LOGO OMITTED]


                             SCHEDULE OF INVESTMENTS
                         CORE BOND PORTFOLIO (CONCLUDED)

                                                 PAR
AS OF MARCH 31, 1998 (UNAUDITED)   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
CORPORATE BONDS (CONTINUED)
FINANCE (CONTINUED)
   HSBC America Capital II
     8.38%                         05/15/27     $1,800   $   1,888,302
   J.P. Morgan & Co.
     5.54%**                       02/15/12        100          92,000
   Lehman Brothers Holdings, Inc.
     6.20%                         01/15/02      6,000       5,962,728
   Liberty Mutual Insurance Co.
     8.50%                         05/15/25        300         348,428
     7.87%                         10/15/26      2,550       2,772,397
     7.69%                         10/15/45      1,800       1,873,734
   Merrill Lynch & Co.
     6.47%                         06/27/00      4,200       4,240,191
   Metropolitan Life Insurance Co.
     6.30%                         11/01/03        400         397,807
   National City Capital Trust I
     6.75%**                       06/01/29      2,700       2,715,597
   NB Capital Trust IV
     8.25%                         04/15/27        900         977,774
   Riggs Capital Trust
     8.62%                         12/31/26      4,750       5,018,834
   Salomon, Inc.
     6.70%                         07/05/00      5,200       5,266,059
   Yorkshire Power Finance
     6.49%                         02/25/08      6,400       6,308,624
                                                         -------------
                                                            56,398,864
                                                         -------------
INDUSTRIAL -- 4.0%
   EOP Operating Limited Partnership
     6.75%                         02/15/08      3,500       3,466,796
   ERAC USA Finance Co.
     6.95%                         03/01/04      3,620       3,682,058
   Federated Department Stores, Inc.
     7.00%                         02/15/28      2,000       1,976,583
   News America Holdings
     8.50%                         02/15/05      2,400       2,642,348
   RJR Nabisco, Inc.
     7.55%                         06/15/15      3,175       3,310,619
   Safeco Capital Trust
     8.07%                         07/15/37      2,800       2,912,166
   Sears Roebuck Co.
     9.25%                         04/15/98      2,000       2,001,976
   Time Warner, Inc.
     4.90%                         07/29/99      6,500       6,386,773
     6.10%                         12/30/01      3,500       3,456,261
                                                         -------------
                                                            29,835,580
                                                         -------------
TELECOMMUNICATIONS -- 0.6%
   Comcast Cable Communications
     8.37%                         05/01/07      4,000       4,423,380
                                                         -------------
UTILITY -- 1.7%
   Consumers Energy Co.
     6.37%                         02/01/08      5,000       4,928,723
   National Rural Utilities Corp.
     6.20%                         02/01/08      4,700       4,651,160
   Pennsylvania Power & Light
     9.25%                         10/01/19        200         208,750
   Texas Utilities Capital Trust
     8.17%                         01/30/37      2,750       2,812,203
   Texas Utilities Electric Co.
     7.37%                         08/01/01        125         129,049
                                                         -------------
                                                            12,729,885
                                                         -------------


                                                 PAR
                                   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
CORPORATE BONDS (CONTINUED)
YANKEE -- 0.4%
   Swedbank
     7.50%**                       09/29/49     $2,800   $   2,821,359
                                                         -------------
TOTAL CORPORATE BONDS
   (Cost $105,659,988)                                     106,209,068
                                                         -------------
MUNICIPAL BONDS -- 1.5%
   New Jersey Econ. Dev. Auth.
     6.80%                         02/15/05        200         131,592
     7.09%                         06/30/11      4,185       1,842,195
     7.56%                         02/15/16     10,100       3,187,660
     7.59%                         02/15/17      3,575       1,053,910
     7.21%                         02/15/18      5,500       1,519,759
     7.62%                         02/15/20      6,265       1,520,891
     7.62%                         02/15/21      2,660         606,586
     7.63%                         02/15/22      3,735         798,431
     7.63%                         02/15/23      1,415         284,231
                                                         -------------
TOTAL MUNICIPAL BONDS
   (Cost $9,275,726)                                        10,945,255
                                                         -------------
SHORT TERM INVESTMENTS -- 4.5%
   Federal Home Loan Mortgage
     Corp. Discount Notes
     5.90%                         04/01/98     33,000      33,000,000
   Smith Barney Money Market Fund                   98          98,170
                                                         -------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $33,098,170)                                       33,098,170
                                                         -------------
TOTAL INVESTMENTS IN
   SECURITIES -- 100.0%
   (Cost $737,761,267*)                                  $ 743,379,805
                                                         =============

----------------
*    Also  cost  for  Federal   income  tax  purposes.   The  gross   unrealized
     appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                          $7,618,390
     Gross unrealized depreciation                          (1,999,852)
                                                            ----------
                                                            $5,618,538
                                                            ==========

**   Rates shown are the rates as of March 31, 1998.

#    Total or partial securities on loan.

(DOUBLE DAGGER) Principal amount of securities pledged as collateral of $2,500,000 on 501 short U.S. Treasury Notes future contracts expiring June 1998. The value of such contracts on March 31, 1998 was $59,260,875, thereby resulting in an unrealized loss of $84,176.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]                                                   BLACKROCK FUNDS




                       STATEMENT OF ASSETS AND LIABILITIES
                               CORE BOND PORTFOLIO
MARCH 31, 1998 (UNAUDITED)


ASSETS
   Investments at value (Cost $737,761,267) .....................  $743,379,805
   Collateral received for securities loaned ....................    70,254,438
   Interest receivable ..........................................     9,534,842
   Principal receivable .........................................       243,555
   Investments sold receivable ..................................    11,385,073
   Capital shares sold receivable ...............................       198,131
   Futures commissions ..........................................         4,866
   Prepaid expenses .............................................       109,459
                                                                   ------------
          TOTAL ASSETS ..........................................   835,110,169
                                                                   ------------
LIABILITIES
   Payable upon return of securities loaned .....................    70,254,438
   Investments purchased payable ................................    47,354,227
   Capital shares redeemed payable ..............................         7,733
   Distributions payable ........................................     3,724,991
   Accrued expenses payable .....................................       237,264
   Deferred dollar roll income ..................................         1,863
   Futures margin payable .......................................       219,219
                                                                   ------------
          TOTAL LIABILITIES .....................................   121,799,735
                                                                   ------------
NET ASSETS (Applicable to 8,774,465 Blackrock
   shares, 45,621,917 Institutional
   shares, 17,064,474 Service shares, 320,952
   Investor A shares, 883,048 Investor B shares
   and 58,137 Investor C shares outstanding) ....................  $713,310,434
                                                                   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER BLACKROCK SHARE ($86,065,461 (DIVIDE) 8,774,465) .........        $ 9.81
                                                                         ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($447,486,542 (DIVIDE) 45,621,917) ...        $ 9.81
                                                                         ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($167,378,488 (DIVIDE) 17,064,474) .........        $ 9.81
                                                                         ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($3,148,104 (DIVIDE) 320,952) ...........        $ 9.81
                                                                         ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($9.81 (DIVIDE) .960) ........................................        $10.22
                                                                         ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent
   deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($8,661,594 (DIVIDE) 883,048) ...........        $ 9.81
                                                                         ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent
   deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($570,245 (DIVIDE) 58,137) ..............        $ 9.81
                                                                         ======



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS                                                   [LOGO OMITTED]


                             SCHEDULE OF INVESTMENTS
                           GOVERNMENT INCOME PORTFOLIO

                                                 PAR
AS OF MARCH 31, 1998 (UNAUDITED)   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
U.S. GOVERNMENT & AGENCY
   OBLIGATIONS -- 35.1%
   Small Business Administration
     Participation Certificates,
     Series 96-20J, Class 1
     7.20%                         10/01/16     $  435    $    453,819
   U.S. Treasury Bonds
     12.75%                        11/15/10      1,500       2,131,245
     6.25%                         08/15/23        555         572,177
     6.37%                         08/15/27         50          52,856
    #6.12%                         11/15/27      2,755       2,825,418
   U.S. Treasury Notes
     5.75%                         10/31/02        600         601,638
    #5.75%                         11/30/02      1,135       1,138,110
     6.87%                         05/15/06      2,975       3,189,497
                                                         -------------
TOTAL U.S. GOVERNMENT &
   AGENCY OBLIGATIONS
   (Cost $10,970,957)                                       10,964,760
                                                         -------------
MORTGAGE PASS-THROUGHS -- 36.5%
   Federal Home Loan Mortgage
     Corporation
     7.00%(DOUBLE DAGGER)       08/10-05/26      4,356       4,420,775
     7.50%                      11/25-06/27        160         163,770
   Federal National Mortgage Association
     6.50%                         10/01/25      2,500       2,469,531
     7.00%                      08/10-12/25      1,500       1,521,993
   Government National Mortgage
     Association
     6.50%                      11/23-10/26      1,829       1,809,858
     7.50%                      04/27-12/27        989       1,013,337
                                                         -------------
TOTAL MORTGAGE PASS-THROUGHS
   (Cost $11,312,179)                                       11,399,264
                                                         -------------
MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS -- 4.3%
   Federal National Mortgage Association,
     Series 96-54, Class A (PO)
     5.85%                         04/25/21        417         363,821
   Residential Accredit Loans, Inc.
     Series 1998-QS5, Class A1
     6.75%                         04/25/28        400         399,125
   Salomon Brothers Mortgage
     Securities VI, Series 87-1 (IO)
     5.00%                         04/20/07        508         151,664
   Salomon Brothers Mortgage
     Securities VI, Series 87-1 (PO)
     5.92%                         02/17/17        508         411,841
                                                         -------------
TOTAL MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS
   (Cost $1,306,544)                                         1,326,451
                                                         -------------
COMMERCIAL MORTGAGE BACKED
   SECURITIES -- 0.2%
   Merrill Lynch Mortgage Investors, Inc.,
     Series 96-C2, Class E
     (Cost $69,595)
     6.96%                         11/21/28         70          68,085
                                                         -------------


                                                 PAR
                                   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
PROJECT LOANS -- 0.7%
   Excelsior II Apartments, Construction
     Loan Collateral
     7.87%                         02/01/39     $   71    $     75,159
   Excelsior II Apartments, Construction
     Loan Commitment
     8.04%                         02/01/39        129         137,811
                                                         -------------
TOTAL PROJECT LOANS
  (Cost $200,925)                                              212,970
                                                         -------------
ASSET BACKED SECURITIES -- 1.7%
   Chase Manhattan Grantor Trust,
     Series 96-B, Class A
     6.61%                         09/15/02        107         107,670
   Chevy Chase Auto Receivables Trust,
     Series 96-2, Class A
     5.90%                         07/15/03        118         118,428
   Merrill Lynch, Class 42
     7.43%                         09/01/22        296         304,377
                                                         -------------
TOTAL ASSET BACKED SECURITIES
   (Cost $527,682)                                             530,475
                                                         -------------
SHORT TERM INVESTMENTS -- 21.5%
   Federal Home Loan Mortgage
     Corp. Discount Notes
     5.90%                         04/01/98      6,650       6,650,000
   Smith Barney Money Market Fund                   77          77,148
                                                         -------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $6,727,148)                                         6,727,148
                                                         -------------
TOTAL INVESTMENTS IN
   SECURITIES -- 100.0%
   (Cost $31,115,030*)                                   $  31,229,153
                                                         =============

----------------
*    Also  cost  for  Federal   income  tax  purposes.   The  gross   unrealized
     appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                            $193,025
     Gross unrealized depreciation                             (78,902)
                                                              --------
                                                              $114,123
                                                              ========

#    Total or partial securities on loan.

(DOUBLE DAGGER) Principal amount of securities pledged as collateral of $112,957 on 22 short U.S. Treasury Notes futures contracts expiring June 1998. The value of such contracts on March 31, 1998 was $2,406,625, thereby resulting in an unrealized gain of $1,400.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]                                                   BLACKROCK FUNDS


                       STATEMENT OF ASSETS AND LIABILITIES
                           GOVERNMENT INCOME PORTFOLIO
MARCH 31, 1998 (UNAUDITED)
ASSETS
   Investments at value (Cost $31,115,030) ........................  $31,229,153
   Collateral received for securities loaned ......................    4,169,856
   Interest receivable ............................................      331,429
   Principal receivable ...........................................       15,858
   Investments sold receivable ....................................    2,336,284
   Capital shares sold receivable .................................      265,651
   Futures commissions ............................................          207
   Prepaid expenses ...............................................       16,651
                                                                     -----------
          TOTAL ASSETS ............................................   38,365,089
                                                                     -----------
LIABILITIES
   Payable upon return of securities loaned .......................    4,169,856
   Investments purchased payable ..................................    8,771,551
   Capital shares redeemed payable ................................       17,165
   Distributions payable ..........................................      128,079
   Accrued expenses payable .......................................       33,070
   Deferred dollar roll income ....................................        1,757
   Futures margin payable .........................................        6,703
                                                                     -----------
          TOTAL LIABILITIES .......................................   13,128,181
                                                                     -----------
NET ASSETS (Applicable to 496,552 Investor A shares,
   1,769,031 Investor B shares
   and 134,628 Investor C shares outstanding) .....................  $25,236,908
                                                                     ===========
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($5,220,941 (DIVIDE) 496,552) .............       $10.51
                                                                          ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($10.51 (DIVIDE) .955) .........................................       $11.01
                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent
   deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($18,600,433 (DIVIDE) 1,769,031) ..........       $10.51
                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent
   deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($1,415,534 (DIVIDE) 134,628) .............       $10.51
                                                                          ======


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS                                                   [LOGO OMITTED]


                             SCHEDULE OF INVESTMENTS
                            MANAGED INCOME PORTFOLIO

                                                 PAR
AS OF MARCH 31, 1998 (UNAUDITED)   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
U.S. GOVERNMENT & AGENCY
   OBLIGATIONS -- 39.1%
   Overseas Private Investment Co.
     6.53%**                       02/15/04     $  374    $    373,353
     6.27%**                       12/16/06      2,640       2,617,725
     6.38%**                       12/16/06      1,433       1,425,387
     6.27%**                       05/29/12        310         306,319
     6.84%                         05/29/12        620         627,169
   Small Business Administration
     Participation Certificates,
     Series 96-20B, Class 1
     6.37%                         02/01/16      4,081       4,079,778
   Small Business Administration
     Participation Certificates,
     Series 96-20K, Class 1
     6.95%                         11/10/16      9,586       9,874,092
   Small Business Administration
     Participation Certificates,
     Series 97-20B, Class 1
     7.10%                         02/01/17      2,411       2,506,619
   Small Business Administration
     Participation Certificates,
     Series 97-20F, Class 1
     7.20%                         06/01/17      2,218       2,315,959
   Small Business Administration
     Participation Certificates,
     Series 97-20G, Class 1
     6.85%                         07/01/17     12,733      13,081,383
   U.S. Treasury Bonds
     12.75%                        11/15/10      8,000      11,366,639
    #13.87%                        05/15/11     16,575      25,102,506
     6.25%                         08/15/23      7,585       7,819,755
     6.37%                         08/15/27     10,000      10,571,300
    #6.12%(DAGGER)                 11/15/27     77,045      79,014,270
   U.S. Treasury Notes
     5.75%                         09/30/99     19,400      19,446,558
     5.87%                         11/15/99     23,000      23,098,438
    #5.50%                         02/29/00      8,000       7,986,639
    #6.37%                         05/15/00     40,010      40,618,948
     6.00%                         08/15/00      8,655       8,716,796
    #5.75%                         10/31/02     31,700      31,786,538
    #5.75%(DAGGER)                 11/30/02     37,210      37,311,952
     5.50%(DAGGER)                 03/31/03     40,000      39,775,996
    #6.87%                         05/15/06     27,350      29,321,932
    #6.50%                         10/15/06      4,940       5,183,690
                                                         -------------
TOTAL U.S. GOVERNMENT &
   AGENCY OBLIGATIONS
   (Cost $413,342,555)                                     414,329,741
                                                         -------------
MORTGAGE PASS-THROUGHS -- 13.8%
   Federal Home Loan Mortgage
     Corporation
     7.00%                      09/25-12/26     10,002      10,108,763
     7.50%                      01/10-12/26     17,240      17,726,406
     6.50%                      03/11-04/28        723         715,300
   Federal National Mortgage Association
     6.50%                         04/13/98     37,500      37,042,969
     6.00%                         04/16/98     12,000      11,801,250
     7.00%                      10/10-12/25      6,125       6,208,298
   Government National Mortgage
     Association
     9.50%                         06/15/00        105         113,455
     8.50%                      07/01-04/01        672         709,461
     9.00%                      06/00-04/01      2,071       2,217,556
     6.50%                      12/23-05/17     41,475      41,053,254
     7.00%                         07/15/20     15,500      15,635,626
     7.50%                      04/23-07/27        956         981,818

                                                 PAR
                                   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
MORTGAGE PASS-THROUGHS (CONTINUED)
   Government National Mortgage
     Association II
     9.50%                      12/01-12/02    $ 1,481   $   1,596,424
                                                         -------------
TOTAL MORTGAGE PASS-THROUGHS
   (Cost $143,818,033)                                     145,910,580
                                                         -------------
MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS -- 3.7%
   Community Program Loan Trust,
     Series 87-A, Class A4
     4.50%                         10/01/18     12,511      11,295,003
   Federal National Mortgage Association
     Strip Notes, Series 267, Class 1 (PO)
     6.00%                         01/25/24      1,160         978,466
   Federal National Mortgage Association
     Strip Notes, Series 274, Class 1 (PO)
     6.42%                         10/01/25      5,722       4,820,880
   Federal National Mortgage Association
     Strip Notes, Series 279, Class 1 (PO)
     6.00%                         07/01/26      1,052         891,654
   Federal National Mortgage Association,
     Series 96-56, Class E (PO)
     7.00%**                       04/25/23      1,718       1,378,964
   Residential Accredit Loans, Inc.,
     Series 97-QS10, Class A1
     7.25%                         10/25/27     12,745      12,798,724
   Residential Asset Securitization Trust,
     Series 97-A7, Class A1
     7.50%                         09/25/27      6,761       6,812,755
                                                         -------------
TOTAL MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS
   (Cost $37,642,074)                                       38,976,446
                                                         -------------
COMMERCIAL MORTGAGE BACKED
   SECURITIES -- 3.4%
   CS First Boston Mortgage Securities
     Corp., Series 95-AEW1, Class C
     7.45%                         11/25/27      2,000       2,019,564
   J.P. Morgan Commercial Mortgage
     Finance Corp., Series 96-C3,
     Class A1
     7.33%                         04/25/28      2,362       2,445,290
   Merrill Lynch Mortgage Investors, Inc.,
     Series 95-C, Class D
     7.94%**                       05/25/15      2,200       2,276,084
   Merrill Lynch Mortgage Investors, Inc.,
     Series 96-C1, Class A2
     7.24%                         04/25/28      5,313       5,519,507
   Merrill Lynch Mortgage Investors, Inc.,
     Series 96-C1, Class A3
     7.42%                         04/25/28      5,500       5,793,416
   Merrill Lynch Mortgage Investors, Inc.,
     Series 96-C2, Class E
     6.96%                         11/21/28      2,725       2,650,453
   Morgan Stanley, Series 95, Class D
     8.25%                         08/15/27      1,000       1,057,661
   PNC Mortgage Securities Corp.,
     Series 97-6, Class A2
     6.60%                         07/25/27     10,100      10,128,013
   Structured Asset Securities Corp.,
     Series 97-N1, Class C
     5.65%**                       09/25/28      4,264       4,262,866
                                                         -------------
TOTAL COMMERCIAL MORTGAGE
   BACKED SECURITIES
   (Cost $35,547,607)                                       36,152,854
                                                         -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]                                                   BLACKROCK FUNDS



                             SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

                                                 PAR
AS OF MARCH 31, 1998 (UNAUDITED)   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
PROJECT LOANS -- 3.2%
   Federal Housing Authority, Audobon
     Villas, Construction Loan Collateral
     8.12%                         07/31/36     $5,077   $   5,407,403
   Federal Housing Authority, Audobon
     Villas, Construction Loan Commitment
     8.12%                         07/31/36        192         204,622
   Federal Housing Authority, Huntoon
     Paige, Construction Loan Collateral
     7.31%                         10/01/24      8,908       9,261,633
   Federal Housing Authority, Lakeland
     Nursing, Construction Loan Collateral
     7.87%                         12/01/34      4,972       5,243,541
   Federal Housing Authority, University
     Park Apartments, Construction
     Loan Collateral
     7.87%                         10/01/37      4,524       4,771,813
   Federal Housing Authority, Village
     Green, Construction Loan Collateral
     8.25%                         09/01/34      4,969       5,319,272
   Federal Housing Authority, Whittier
     Rehab At Westborough,
     Construction Loan Collateral
     8.12%                         02/28/37      2,842       3,020,774
   Federal Housing Authority, Whittier
     Rehab At Westborough,
     Construction Loan Commitment
     8.12%                         02/28/37        315         335,037
                                                         -------------
TOTAL PROJECT LOANS
   (Cost $32,146,561)                                       33,564,095
                                                         -------------
ASSET BACKED SECURITIES -- 16.1%
   Associates Manufactured Housing
     Pass-Through, Series 96-1, Class B1
     8.00%                         03/15/27      1,500       1,533,516
   Associates Manufactured Housing
     Pass-Through, Series 96-2, Class A1
     5.70%                         06/15/27        105         104,727
   Banc One Auto Grantor Trust,
     Series 97-B, Class A
     6.29%                         07/20/04      3,156       3,172,310
   CIT Group Securitization Corp.,
     Series 95-2, Class B
     7.65%                         05/15/26      3,950       4,027,148
   Copelco Capital Funding Corp.,
     Series 97-A, Class A3
     6.27%                         04/20/05      4,555       4,575,640
   Corporate Bond Backed Certificates,
     Series 97-10
     8.12%                         09/15/17      5,502       5,933,782
   Daimler-Benz Auto Grantor Trust,
     Series 97-A, Class A
     6.05%                         03/31/05      4,853       4,863,979
   Discover Card Master Trust I,
     Series 94-2, Class A
     5.76%**                       10/16/04      3,500       3,525,703
   Equicon Home Equity Loan Trust,
     Series 93-1, Class I (IO)
     4.66%**                       02/18/13     12,693         279,646
   Equivantage Home Equity Loan Trust,
     Series 96-1, Class A
     6.55%                         10/25/25      2,631       2,621,365
   Green Tree Financial Corp.,
     Series 94-B, Class A
     7.85%                         07/15/04      1,096       1,107,308


                                                 PAR
                                   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
ASSET BACKED SECURITIES (CONTINUED)
   Green Tree Financial Corp.,
     Series 95-7, Class B1
     7.35%                         11/15/26     $3,925   $   3,919,480
   Green Tree Financial Corp.,
     Series 95-A, Class A
     7.25%                         07/15/05      5,746       5,746,115
   Green Tree Financial Corp.,
     Series 96-2, Class B2
     7.90%                         04/15/27      2,500       2,424,220
   Green Tree Financial Corp.,
     Series 96-5, Class A6
     7.75%                         07/15/27      7,450       7,837,196
   Green Tree Financial Corp.,
     Series 96-5, Class A7
     8.25%                         07/15/27      5,534       6,049,025
   Green Tree Financial Corp.,
     Series 96-7, Class A6
     7.65%                         10/15/27      4,725       4,931,719
   Green Tree Financial Corp.,
     Series 96-8, Class B1
     7.95%                         01/01/05      3,000       3,076,875
   Green Tree Financial Corp.,
     Series 97-1, Class B1
     7.23%                         03/02/28      7,300       7,279,974
   Green Tree Financial Corp.,
     Series 97-2, Class A7
     7.62%                         04/15/27      2,717       2,863,889
   Green Tree Financial Corp.,
     Series 97-3, Class B2
     8.03%                         07/15/28      3,800       3,689,564
   Green Tree Home Improvement Loan
     Trust, Series 96-C, Class HIB1
     7.75%                         06/15/21      4,450       4,498,674
   Green Tree Home Improvement Loan
     Trust, Series 97-A, Class HEM2
     7.90%                         03/15/28      5,150       5,315,768
   Keycorp Student Loan Trust,
     Series 95-B, Class A
     5.90%**                       09/27/24      7,379       7,378,891
   Mellon Bank Home Equity Loan Trust,
     Series 96-1, Class B2
     6.38%**                       04/15/26      5,000       4,982,031
   Newcourt Receivables Asset Trust,
     Series 97-1, Class A3
     6.11%                         05/20/05      8,000       8,013,750
   Nissan Auto Receivables Grantor Trust,
     Series 95-A, Class A
     6.10%                         08/15/01      3,267       3,272,327
   Nissan Auto Receivables Grantor Trust,
     Series 97-A, Class A
     6.15%                         02/17/03      9,060       9,091,547
   Puget Power Conservation Grantor
     Trust, Series 97-1, Class A
     6.23%                         07/11/02      6,555       6,552,644
   Railcar Leasing LLC, Series 97-1,
     Class A1
     6.75%                         07/15/06     11,703      12,017,218
   Sears Credit Account Master Trust,
     Series 97-1, Class A
     6.20%                         07/15/03      8,000       8,030,426
   The Money Store Home Equity,
     Series 97-C, Class MH2
     7.35%                         02/15/24      1,075       1,085,077



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS                                                   [LOGO OMITTED]



                             SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

                                                 PAR
AS OF MARCH 31, 1998 (UNAUDITED)   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
ASSET BACKED SECURITIES (CONTINUED)
   Triangle Funding, Ltd., Series 97-3A,
     Class 1B
     5.78%**                       10/15/05    $ 8,900   $   8,877,750
   World Omni Automobile Lease
     Securitization Corp., Series 97-B,
     Class A1
     6.07%                         11/25/03     12,500      12,523,438
                                                         -------------
TOTAL ASSET BACKED SECURITIES
   (Cost $170,048,010)                                     171,202,722
                                                         -------------
CORPORATE BONDS -- 20.0%
FINANCE -- 15.4%
   AFC Capital Trust I
     8.20%                         02/03/27      5,000       5,546,092
   Allmerica Financial Corp.
     7.62%                         10/15/25      2,900       3,066,968
   American General Capital Securities
     7.57%                         12/01/45      8,550       8,803,868
   AON Capital Trust
     8.20%                         01/01/27      3,900       4,380,874
   Banco Santiago S.A.
     7.00%                         07/18/07      5,320       5,187,320
   BGB Finance
     6.62%                         12/30/99      8,000       8,064,000
   CoreStates Capital
     8.00%                         12/15/26      2,660       2,810,930
   Equitable Life Assurance Society
     7.70%                         12/01/15      3,500       3,744,218
   Fairfax Financial
     8.30%                         04/15/26      4,000       4,375,391
  #Federal Express
     7.60%                         07/01/47      2,750       2,966,648
   Finova Capital Corp.
     7.12%                         05/17/04      8,300       8,601,714
     7.40%                         05/06/06      4,350       4,597,848
   Fuji Jgb Inv Pfd.
     9.87%**                       12/31/49      4,817       4,771,011
   GMAC Pass-Through Trust
     6.50%                         01/17/00      5,050       5,086,144
   Goldman Sachs Group LP
     6.25%                         02/01/03      6,030       6,001,059
   Household International Corp.
     6.00%                         03/15/99      5,000       5,000,000
   HSBC America Capital II
     8.38%                         05/15/27      7,500       7,867,925
   Ikon Capital Resources
     6.93%                         06/07/99      7,300       7,369,305
   Larwin Group - Participation in Asset
     Exchange
     8.00%                         12/01/99          1           1,215
   Lehman Brothers Holdings, Inc.
     6.20%                         01/15/02      7,200       7,155,274
   Liberty Mutual Insurance Co.
     7.69%                         10/15/00      4,000       4,163,853
     8.50%                         05/15/25      4,250       4,936,060
   Lowes Co.
     6.87%                         02/15/28      3,000       3,015,362
   Mellon Capital II
     7.99%(DOUBLE DAGGER)          01/15/27      6,350       6,722,491
   Merrill Lynch & Co.
     6.47%                         06/27/00      8,200       8,278,468
   Metropolitan Life Insurance Co.
     6.30%                         11/01/03      3,950       3,928,346
   Paine Webber, Inc.
     6.31%                         07/22/99      5,000       5,012,342



                                                 PAR
                                   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
CORPORATE BONDS (CONTINUED)
FINANCE (CONTINUED)
   Pan American Beverages Co.
    #7.25%                         07/01/09    $ 2,800  $    2,763,082
   Salomon, Inc.
     8.90%                         02/15/00      2,500       2,625,161
   Textron Financial Corp.
     6.12%                         03/15/04      6,500       6,480,475
   Time Warner Entertainment
     7.25%                         09/01/08      2,755       2,866,567
   Yorkshire Power Finance
     6.15%                         02/25/03      4,600       4,565,905
     6.49%                         02/25/08      2,500       2,464,306
                                                        --------------
                                                           163,220,222
                                                        --------------
INDUSTRIAL -- 3.1%
   ERAC USA Finance Co.
     6.95%                         03/01/04      3,017       3,068,720
   McKesson Corp.
     6.30%                         03/01/05      5,500       5,434,355
   RJR Nabisco, Inc.
     6.85%                         06/15/05      5,550       5,595,168
     7.05%                         07/15/07      1,950       2,006,063
     7.55%                         06/15/15      5,350       5,578,523
   Time Warner, Inc.
     4.90%                         07/29/99      4,500       4,414,095
     6.10%                         12/30/01      7,300       7,208,772
                                                        --------------
                                                            33,305,696
                                                        --------------
UTILITY -- 1.5%
   CSW Energy
     6.87%                         10/01/01      2,250       2,281,858
   Israel Electric Corp., Ltd.
     7.87%                         12/15/26      2,900       2,976,996
   Mobile Energy Services LLC
     8.66%                         01/01/17      2,006       2,128,985
   Pennsylvania Power & Light Co.
     9.37%                         07/01/21      1,000       1,093,750
   Texas Utilities Electric Co.
     7.87%                         04/01/24      2,925       3,017,674
   USA Waste Services, Inc.
     6.50%                         12/15/02      4,000       4,015,162
                                                        --------------
                                                            15,514,425
                                                        --------------
TOTAL CORPORATE BONDS
   (Cost $207,665,356)                                     212,040,343
                                                        --------------
MUNICIPAL BONDS -- 0.7%
   Los Angeles County Taxable
     Pension Obligation
     6.97%                         06/30/08      3,855       4,042,931
   New Jersey Econ. Dev. Auth.
     7.40%                         02/15/18     14,500       4,006,639
                                                        --------------
TOTAL MUNICIPAL BONDS
   (Cost $7,610,403)                                         8,049,570
                                                        --------------
SHORT TERM INVESTMENTS -- 0.0%
   Smith Barney Money Market Fund
     (Cost $92,244)                                 92          92,244
                                                        --------------
TOTAL INVESTMENTS IN
   SECURITIES -- 100%
   (Cost $1,047,912,843*)                               $1,060,318,595
                                                        ==============




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]                                                   BLACKROCK FUNDS


                             SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (CONCLUDED)

                                                 PAR
AS OF MARCH 31, 1998 (UNAUDITED)   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
REVERSE REPURCHASE AGREEMENTS -- (10.5%)
   Aubrey Lanston
     (Agreement dated 03/24/98
     to be repurchased at $6,319,686.
     Collateralized by $6,000,000 U.S.
     Treasury Bonds 6.125% due 11/15/27.
     The value of the collateral is
     $6,319,686.)
     5.35%                         04/06/98    $ 6,308  $   (6,314,999)
   Aubrey Lanston
     (Agreement dated 03/24/98
     to be repurchased at  $31,598,429.
     Collateralized by $30,000,000 U.S.
     Treasury Bonds 6.125% due 11/15/27.
     The value of the collateral is
     $31,598,429.)
     5.35%                         04/06/98     31,538     (31,574,995)
   Commerzbank
     (Agreement dated 03/23/98 to be
     repurchased at $31,918,145.
     Collateralized by $31,075,000 U.S.
     Treasury Notes 5.75% due 11/30/02.
     The value of the collateral is
     $31,918,145.)
     5.35%                         04/06/98     31,852     (31,894,477)
   Morgan Stanley & Co.
     (Agreement dated 03/31/98 to be
     repurchased at $24,816,549.
     Collateralized by $25,000,000 U.S.
     Treasury Notes 5.50% due 03/31/03.
     The value of the collateral is
     $24,816,549.)
     5.875%                        04/01/98     24,813     (24,816,549)
                                                         -------------

TOTAL REVERSE REPURCHASE
   AGREEMENTS
   (Cost $94,601,020)                                    $ (94,601,020)
                                                         =============

---------------
*    Also  cost  for  Federal   income  tax  purposes.   The  gross   unrealized
     appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                         $14,891,839
     Gross unrealized depreciation                          (2,486,087)
                                                           -----------
                                                           $12,405,752
                                                           ===========

**   Rates shown are the rates as of March 31, 1998.

#    Total or partial securities on loan.

(DAGGER) Partial principal in the amount of $92,075,000 has been pledged as collateral for reverse repurchase agreements.

(DOUBLE DAGGER) Principal amount of securities pledged as collateral of $4,000,000 on 2,107 short U.S. Treasury Notes futures contracts expiring June 1998. The value of such contracts on March 31, 1998 was $241,924,375, thereby resulting in an unrealized gain of $1,793,194.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS                                                   [LOGO OMITTED]


                       STATEMENT OF ASSETS AND LIABILITIES
                      MANAGED INCOME PORTFOLIO (CONCLUDED)
MARCH 31, 1998 (UNAUDITED)
ASSETS
   Investments at value (Cost $1,047,912,843) ................. $1,060,318,595
   Collateral received for securities loaned ..................    216,943,044
   Interest receivable ........................................     13,844,591
   Principal receivable .......................................            515
   Investments sold receivable ................................     21,136,225
   Capital shares sold receivable .............................        212,567
   Futures commissions ........................................         19,370
   Prepaid expenses ...........................................         28,155
                                                                --------------
          TOTAL ASSETS ........................................  1,312,503,062
                                                                --------------
LIABILITIES
   Payable upon return of securities loaned ...................    216,943,044
   Investments purchased payable ..............................     97,345,817
   Capital shares redeemed payable ............................          5,180
   Distributions payable ......................................      4,758,267
   Accrued expenses payable ...................................        649,047
   Deferred dollar roll income ................................         17,031
   Reverse repurchase agreements payable ......................     94,544,706
   Futures margin payable .....................................        806,031
                                                                --------------
   TOTAL LIABILITIES ..........................................    415,069,123
                                                                --------------
NET ASSETS (Applicable to 50,501,280 Institutional
   shares, 33,667,310 Service shares,
   1,624,868 Investor A shares and 198,359
   Investor B shares outstanding) ............................. $  897,433,939
                                                                ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($527,044,401 (DIVIDE) 50,501,280) .         $10.44
                                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($351,361,809 (DIVIDE) 33,667,310) .......         $10.44
                                                                        ======
NET ASSET VALUE  AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($16,957,598 (DIVIDE) 1,624,868) ......         $10.44
                                                                        ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($10.44 (DIVIDE) .955) .....................................         $10.93
                                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum  contingent
   deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($2,070,131 (DIVIDE) 198,359) .........         $10.44
                                                                        ======


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]                                                   BLACKROCK FUNDS


                             STATEMENT OF NET ASSETS
                          INTERNATIONAL BOND PORTFOLIO

                                                PAR**
AS OF MARCH 31, 1998 (UNAUDITED)   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
FOREIGN BONDS -- 77.2%
CANADA -- 6.7%
   Canada Trust Company Mortgage
     5.63%                         01/01/02   $  2,350   $   1,659,108
   Government of Canada
     7.25%                         06/01/07      2,000       1,597,604
                                                         -------------
                                                             3,256,712
                                                         -------------
DENMARK -- 3.4%
   Kingdom of Denmark
     8.00%                         05/15/03     10,000       1,624,201
                                                         -------------
FRANCE -- 8.3%
   European Investment Bank
     5.00%                         04/15/08      2,180       2,342,895
   Government of France
     5.50%                         10/25/07     10,000       1,681,330
                                                         -------------
                                                             4,024,225
                                                         -------------
GERMANY -- 15.0%
   Federal Republic of Germany
     5.25%                         02/21/01      3,500       1,942,531
     6.50%                         07/04/27      4,500       2,787,589
   Treuhandanstalt
     7.75%                         10/01/02      4,200       2,563,596
                                                         -------------
                                                             7,293,716
                                                         -------------
ITALY -- 3.4%
   Bayerische Vereinsbank
     9.65%                         08/04/00  2,740,000       1,666,588
                                                         -------------
JAPAN -- 16.9%
   Federal National Mortgage Association
     1.75%                         03/26/08    310,000       2,291,680
   International Bank For Reconstruction
     & Development
     5.25%                         03/20/02    250,000       2,178,226
   Japan Development Bank
     6.50%                         09/20/01    200,000       1,778,201
   Kingdom of Belgium
     6.87%                         07/09/01    220,000       1,963,239
                                                         -------------
                                                             8,211,346
                                                         -------------
NETHERLANDS -- 3.1%
   Dutch Government
     5.75%                         02/15/07      3,000       1,527,573
                                                         -------------
SPAIN -- 4.5%
   Government of Spain
     11.30%                        01/15/02    280,000       2,193,932
                                                         -------------
SWEDEN -- 3.5%
   Kingdom of Sweden
     10.25%                        05/05/00     12,400       1,711,853
                                                         -------------
UNITED KINGDOM -- 12.4%
   Abbey National Treasury Services
     8.00%                         04/02/03        600       1,059,388
   Bayerische Landesbank Girozentrale
     7.87%                         12/07/06      1,100       2,019,346
   Halifax Building Society PLC
     6.50%                         02/16/04        450         755,449
   United Kingdom Government
     7.25%                         12/07/07      1,200       2,201,667
                                                         -------------
                                                             6,035,850
                                                         -------------
TOTAL FOREIGN BONDS
   (Cost $38,199,784)                                       37,545,996
                                                         -------------

                                                PAR**
                                   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
UNITED STATES TREASURY OBLIGATION -- 4.2%
   U.S. Treasury Notes
     6.25%                         08/31/02     $  880   $     898,955
     6.50%                         10/15/06      1,100       1,154,263
                                                         -------------
TOTAL UNITED STATES TREASURY
   OBLIGATION
   (Cost $2,048,421)                                         2,053,218
                                                         -------------
SHORT TERM INVESTMENTS -- 14.3%
   Federal Home Loan Bank Corp.
     Discount Notes
     5.90%                         04/01/98      6,950       6,950,000
     (Cost $6,950,000)                                   -------------

TOTAL INVESTMENTS IN SECURITIES
   (Cost $47,198,205*)                           95.7%      46,549,214

OTHER ASSETS IN EXCESS
   OF LIABILITIES(DOUBLE DAGGER)                  4.3%       2,105,987
                                                ------   -------------
NET ASSETS (Applicable to 3,566,737
   Institutional shares, 608,856 Service
   shares, 122,248 Investor A shares,
   121,523 Investor B shares and 93,398
   Investor C shares outstanding)               100.0%    $ 48,655,201
                                                ======    ============
NET ASSET VALUE AND REDEMPTION
   PRICE PER INSTITUTIONAL,
   SERVICE AND INVESTOR A SHARE
   ($46,337,986 (DIVIDE) 4,297,841)                             $10.78
                                                                ======
OFFERING PRICE PER INSTITUTIONAL
   AND SERVICE SHARE                                            $10.78
                                                                ======
MAXIMUM OFFERING PRICE PER
   INVESTOR A SHARE
   ($10.78 (DIVIDE) .950)                                       $11.35
                                                                ======
NET ASSET VALUE, OFFERING PRICE
   AND REDEMPTION PRICE
   (SUBJECT TO A CONTINGENT DEFERRED
   SALES CHARGE OF 4.5%) PER INVESTOR B SHARE
   ($1,310,225 (DIVIDE) 121,523)                                $10.78
                                                                ======
NET ASSET VALUE, OFFERING PRICE
   AND REDEMPTION PRICE
   (SUBJECT TO A CONTINGENT DEFERRED
   SALES CHARGE OF 1.0%)
   PER INVESTOR C SHARE
   ($1,006,990 (DIVIDE) 93,398)                                 $10.78
                                                                ======


--------------
*    Also  cost  for  Federal   income  tax  purposes.   The  gross   unrealized
     appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                          $1,197,425
     Gross unrealized depreciation                          (1,846,416)
                                                            ----------
                                                            $ (648,991)
                                                            ==========

**    In local currency.

(DOUBLE DAGGER)  Segregated  cash of $200,000 on 5 long Life Italian  Government
     Bond futures contracts expiring June 1998. The value of such contracts on March 31, 1998 was $654,271, thereby resulting in an unrealized gain of $4,473.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS                                                   [LOGO OMITTED]


                             STATEMENT OF NET ASSETS
                            TAX-FREE INCOME PORTFOLIO

                                                 PAR
AS OF MARCH 31, 1998 (UNAUDITED)   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
MUNICIPAL BONDS -- 94.7%
ALABAMA -- 1.8%
   Courtland Ind. Dev. Rev., Champion Int.
     Corp. Prj., Ser. 92
     7.20%                         12/01/13     $  500   $     556,875
   Mobile G.O., Ser. 96
     5.00%                         02/15/16      1,000         991,250
                                                         -------------
                                                             1,548,125
                                                         -------------
ARIZONA -- 0.3%
   Phoenix G.O., Ser. 92
     6.37%                         07/01/13        200         218,000
                                                         -------------
CALIFORNIA -- 8.6%
   California Hsg. Fin. Agcy. Rev., Home
     Mtg. Prj., Ser. 93C
     5.65%                         08/01/14      2,000       2,060,000
   M-S-R Pub. Pwr. Agy. Rev., San Juan
     Prj., Ser. 97G
     5.37%                         07/01/14      2,850       2,953,312
   San Francisco City and Cnty. Redev.
     Fin.  Auth. Rev.,Tax Allocation,
     Ser. 93B
     5.25%                         08/01/21      2,250       2,241,562
                                                         -------------
                                                             7,254,874
                                                         -------------
COLORADO -- 4.9%
   Arapahoe Cnty. Cap. Imp. Trust Fund
     Rev., Ser. 86
     7.16%                         08/31/04        900         680,625
   Denver  City & Cnty Aprt. Rev.,
     Ser. 96D
     5.50%                         11/15/25      1,500       1,535,625
   Denver City & Cnty. Aprt. Rev.,
     Prerefunded Ser. 91D
     7.00%                         11/15/25        210         229,162
   Denver City & Cnty. Aprt. Rev.,
     Prerefunded Ser. 92C
     6.75%                         11/15/13         60          67,050
   Denver City & Cnty. Aprt. Rev.,
     Unrefunded Ser. 91D
     7.00%                         11/15/25        790         849,250
   Denver City & Cnty. Aprt. Rev.,
     Unrefunded Ser. 92C
     6.75%                         11/15/13        440         479,050
   Jefferson Cnty. Sch. Dist. G.O., Ser. 92
     6.00%                         12/15/12        300         325,875
                                                         -------------
                                                             4,166,637
                                                         -------------
FLORIDA -- 9.0%
   Bd. of Fin. General Services Rev.,
     Dept. of Environmental Preservation
     2000A Prj.,  Ser. 95
     5.75%                         07/01/13      3,000       3,210,000
   Bd. of Fin. General Services Rev.,
     Dept. of Environmental Preservation
     2000A Prj., Ser. 98
     5.50%                         07/01/10      1,665       1,816,931
   Florida Dept. of Trans. G.O., Ser. 91
     6.25%                         07/01/07        400         428,500
   Santa Rosa Bay Bldg. Auth. Rev.,
     Ser. 96
     6.25%                         07/01/28      2,000       2,167,500
                                                         -------------
                                                             7,622,931
                                                         -------------

                                                 PAR
                                   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
GEORGIA -- 1.5%
   Georgia G.O., Ser. 92B
     6.30%                         03/01/10     $  310    $    358,050
   Georgia Mun. Elec. Auth. Rev.,
     Ser. 92B
     6.12%                         01/01/14        400         431,500
   Gwinnett Cnty. G.O., Ser. 92
     6.00%                         01/01/10        400         431,000
                                                         -------------
                                                             1,220,550
                                                         -------------
HAWAII -- 2.6%
   Hawaii Dept. of Budget and Fin. Rev.,
     Ser. 90C
     7.37%                         12/01/20      2,000       2,187,500
                                                         -------------
ILLINOIS -- 1.0%
   Chicago Res. Mtg. Rev., Ref. Ser. 92B
     7.00%                         10/01/09        640         289,600
   Winnebago & Boone Cnty. G.O., Sch.
     Dist. No. 205 Prj., Ser. 92C
     5.90%                         02/01/05        500         545,625
                                                         -------------
                                                               835,225
                                                         -------------
INDIANA -- 1.3%
   Indianapolis Int. Apt. Auth. Rev.,
     Federal Express Corp. Prj., Ser. 94
     7.10%                         01/15/17      1,000       1,127,500
                                                         -------------
KANSAS -- 1.0%
   Johnson Cnty. G.O., Internal Insp.,
     Ser. 92A
     6.00%                         09/01/07        400         429,000
   Kansas Dept. of Trans. Rev., Ser. 94A
     6.00%                         09/01/12        400         435,500
                                                         -------------
                                                               864,500
                                                         -------------
MARYLAND -- 0.1%
   Baltimore Port Fac. Rev., E.I. du Pont
     Co. Prj., Ser. 84A
     6.50%                         10/01/11        100         109,750
                                                         -------------
MASSACHUSETTS -- 1.1%
   Massachusetts St. Hlth.  Fac. Auth.
     Rev., Hallmark Health System Prj.,
     Ser. 97
     5.00%                         07/01/21      1,000         963,750
                                                         -------------
MICHIGAN -- 1.4%
   Greater Detroit Res. Recovery Auth.
     Rev., Ser. 93A
     6.25%                         12/13/08      1,000       1,147,500
                                                         -------------
MINNESOTA -- 0.9%
   Southern Minnesota Mun. Pwr. Agcy.
     Sply. Sys. Rev., Ser. 86C
     5.00%                         01/01/17        750         730,312
                                                         -------------
NEVADA -- 2.6%
   Nevada State Mun. Bd. G.O., Ser. 98
     5.00%                         05/15/22      2,250       2,185,313
                                                         -------------
NEW JERSEY -- 3.0%
   New Jersey Trans. Trust Fund Auth.
     Rev., Ser. 96B
     5.25%                         06/15/15      1,000       1,017,500
   South Jersey Port. Corp. Rev., Ser. 93
     5.60%                         01/01/23      1,500       1,539,375
                                                         -------------
                                                             2,556,875
                                                         -------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]                                                   BLACKROCK FUNDS


                             STATEMENT OF NET ASSETS
                      TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                 PAR
AS OF MARCH 31, 1998 (UNAUDITED)   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
MUNICIPAL BONDS (CONTINUED)
NEW YORK -- 10.0%
   N.Y. State Dorm Auth. Rev., Albany
     Cnty. Prj., Ser. 97
     5.50%                         04/01/06     $1,000   $   1,052,500
   New York City G.O., Ser. 95A
     6.00%                         08/01/05      1,000       1,081,250
   New York City G.O., Ser. 96A
     6.00%                         08/01/05      1,000       1,085,000
   New York City G.O., Ser. 96D
     5.60%                         11/01/05      1,000       1,078,750
   New York City Ind. Dev. Agcy. Rev.,
     Terminal One Group Assn. Prj.,
     Ser. 94
     6.00%                         01/01/08        360         385,650
     6.00%                         01/01/19        500         525,000
   New York St. Hsg. Fin. Agcy. Rev.,
     Ser. 96A
     6.37%                         11/01/04      2,000       2,182,500
   New York St. Urb. Dev. Corp. Rev.,
     Ser. 93
     5.62%                         01/01/07      1,000       1,067,500
                                                         -------------
                                                             8,458,150
                                                         -------------
NORTH CAROLINA -- 0.4%
   North Carolina Mun. Pwr. Agcy. Rev.,
     Catawba Elec. Prj., Ser. 92A
     6.00%                         01/01/10        300         332,250
                                                         -------------
OHIO -- 2.7%
   Cleveland-Cuyahoga Cnty. Port  Auth.
     Rev., Ser. 97
     6.00%                         03/01/07        750         766,875
   Columbus Refuse Coal, Fired Plant
     5-E-L, G.O., Ser. 91
     6.62%                         09/15/01        150         162,750
   Ohio St. Higher Ed. Fac. Rev., Univ.
     Dayton Prj., Ser. 97
     5.35%                         12/01/07      1,000       1,027,500
   Ohio Wtr. Dev. Auth. Rev., Clean Wtr.
     Prj., Ser. 92
     5.65%                         12/01/05        300         320,625
                                                         -------------
                                                             2,277,750
                                                         -------------
OREGON -- 0.4%
   Portland Swr. Sys. Rev., Ser. 92A
     6.00%                         10/01/12        300         327,375
                                                         -------------
PENNSYLVANIA -- 15.7%
   Beaver Cnty. G.O., Ser. 96A
     5.75%                         10/01/15      1,000       1,095,000
   Delaware Cnty. Auth. Rev., Mercy Hlth.
     Corp. Prj., Ser. 96
     5.75%                         12/15/20      2,400       2,526,000
   Montgomery Cnty. Higher Ed. and Hlth.
     Auth. Rev., Holy Redeemer Hosp.
     Prj., Ser. 97A
     5.25%                         10/01/23      3,000       2,996,250
   Pennsylvania G.O., Ser. 96
     5.37%                         05/15/09      1,000       1,057,500
   Philadelphia Mun. Auth. Ref. Rev.,
     Ser. 93D
     6.12%                         07/15/08      1,000       1,090,000
   Pittsburgh Pwr. & Swr. Auth. Rev.,
     Ser. 98A
     5.00%                         09/01/17      2,500       2,431,250

                                                 PAR
                                   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
PENNSYLVANIA (CONTINUED)
   Tredyffrin Township G.O., Ser. 96
     5.25%                         11/15/21     $2,000   $   2,032,500
                                                         -------------
                                                            13,228,500
                                                         -------------
RHODE ISLAND -- 0.6%
   Rhode Island St. Hlth. & Ed.  Bldg.
     Corp. Rev., Ser. 96
     5.50%                         05/15/16        500         520,000
                                                         -------------
SOUTH CAROLINA -- 1.1%
   Piedmont Mun. Pwr. Agcy. Elec. Rev.,
     Ser. 85B
     6.25%                         01/01/18        500         527,500
   South Carolina Pub. Svc. Auth. Rev.,
     Santee Cooper Prj., Ser. 91D
     6.50%                         07/01/14        100         110,750
   Spartanburg Wtr. Rev., Prerefunded
     Ser. 93
     6.20%                         06/01/09         15          16,294
   Spartanburg Wtr. Rev., Unrefunded
     Ser. 92
     6.20%                         06/01/09        285         305,663
                                                         -------------
                                                               960,207
                                                         -------------
SOUTH DAKOTA -- 0.7%
   South Dakota Lease Rev., Tran. Cert.,
     Ser. 93A
     6.37%                         09/01/05        500         560,000
                                                         -------------
TENNESSEE -- 0.8%
   Tennesse Hsg. Dev. Agcy. Rev.,
     Ser. 97-3A
     5.23%                         01/01/06      1,000         688,750
                                                         -------------
TEXAS -- 13.5%
   Austin Util. Systems Rev., Ser. 97
     5.12%                         11/15/15      2,000       2,002,500
   Brazos River Auth. Pol. Ctrl. Rev.,
     Texas Util. Elec. Co. Prj., Ser. 89
     8.25%                         01/01/19      1,000       1,047,070
   Houston G.O., Ser. 97A
     5.50%                         03/01/06      6,195       6,675,113
   Sabine River Auth. Pol. Ctrl. Rev.,
     Texas Util. Elec. Prj., Ser. 90B
     8.25%                         10/01/20      1,000       1,102,500
   University of Texas, Univ. Rev.,
     Ser. 91A
     7.00%                         08/15/07        500         555,250
                                                         -------------
                                                            11,382,433
                                                         -------------
UTAH -- 0.1%
   Salt Lake City Hosp. Rev., Ser. 88A
     8.12%                         05/15/15        100         126,750
                                                         -------------
VERMONT -- 1.3%
   Vermont G.O., Ser. 90A
     6.75%                         02/01/08      1,000       1,067,500
                                                         -------------
VIRGINIA -- 1.2%
   Hampton G.O., Ser. 95
     6.00%                         01/15/08        400         440,000
   Virginia Hsg. Dev. Auth. Rev.,
     Commonwealth Mtg. Prj., Ser. 95A-1
     6.70%                         07/01/05        500         540,000
                                                         -------------
                                                               980,000
                                                         -------------



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS                                                   [LOGO OMITTED]


                             STATEMENT OF NET ASSETS
                      TAX-FREE INCOME PORTFOLIO (CONCLUDED)

                                                 PAR
AS OF MARCH 31, 1998 (UNAUDITED)   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
MUNICIPAL BONDS (CONTINUED)
WASHINGTON -- 4.8%
   Seattle Met. Mun. G.O., Ser. 93
     5.40%                         01/01/08     $1,000   $   1,045,000
   Washington St. G.O., Ser. 96A
     5.37%                         07/01/21      2,000       2,032,500
   Washington St. Pub. Pwr. Sply. Sys.
     Rev., Nuclear Prj. No. 1, Ser. 97B
     5.12%                         07/01/17      1,000         985,000
                                                         -------------
                                                             4,062,500
                                                         -------------
WISCONSIN -- 0.3%
   Milwaukee Met. Swr. Dist. G.O.,
     Ser. 92A
     6.12%                         10/01/03        250         273,750
                                                         -------------
TOTAL MUNICIPAL BONDS
  (Cost $76,778,766)                                        79,985,257
                                                         -------------
SHORT TERM INVESTMENTS -- 5.7%
   Philadelphia Hosp. and Higher Ed. Fac.
     Auth. Rev., Children's Hosp. of
     Philadelphia Prj., Ser. 92 FRDD
     3.75%**                       04/01/98      2,600       2,600,000
   West Virginia Pub. Energy Auth. Rev.,
     Morgantown Energy Assocs. Prj.,
     Ser. 90A FRDD
     5.05%**                       07/01/08        900         905,625
   Smith Barney Tax-Free Money Market
     Fund                                        1,263       1,262,638
                                                         -------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $4,762,638)                                          4,768,263
                                                         -------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $81,541,404*)                           100.4%      84,753,520

LIABILITIES IN EXCESS OF
  OTHER ASSETS                                   (0.4%)       (326,391)
                                                ------   -------------
NET ASSETS (Applicable to 1,176,256
  Institutional shares, 5,518,628 Service
  shares, 494,115 Investor A shares,
  153,597 Investor B shares and 5,057
  Investor C shares outstanding)                100.0%   $  84,427,129
                                                ======   =============


                                                             VALUE
                                                         -------------
NET ASSET VALUE AND REDEMPTION
   PRICE PER INSTITUTIONAL, SERVICE
   AND INVESTOR A SHARE
   ($82,604,113 (DIVIDE) 7,188,999)                             $11.49
                                                                ======
OFFERING PRICE PER INSTITUTIONAL
   AND SERVICE SHARE                                             $11.49
                                                                ======
MAXIMUM OFFERING PRICE PER
   INVESTOR A SHARE
   ($11.49 (DIVIDE) .960)                                       $11.97
                                                                ======
NET ASSET VALUE, OFFERING PRICE
   AND REDEMPTION PRICE
   (SUBJECT TO A CONTINGENT DEFERRED
   SALES CHARGE OF 4.5%)
   PER INVESTOR B SHARE
   ($1,764,913 (DIVIDE) 153,597)                                $11.49
                                                                ======
NET ASSET VALUE, OFFERING PRICE
   AND REDEMPTION PRICE
   (SUBJECT TO A CONTINGENT DEFERRED
   SALES CHARGE OF 1.0%)
   PER INVESTOR C SHARE
   ($58,103 (DIVIDE) 5,057)                                     $11.49
                                                                ======


---------------
*    Also  cost  for  Federal   income  tax  purposes.   The  gross   unrealized
     appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                          $3,245,837
     Gross unrealized depreciation                             (33,721)
                                                            ----------
                                                            $3,212,116
                                                            ==========

** Rates shown are the rates as of March 31, 1998, and the maturities shown are the longer of the next interest readjustment date or the date the principal amount can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]                                                   BLACKROCK FUNDS


                             STATEMENT OF NET ASSETS
                     PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

                                                 PAR
AS OF MARCH 31, 1998 (UNAUDITED)   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
MUNICIPAL BONDS -- 95.3%
PENNSYLVANIA -- 95.0%
   Allegheny Cnty. Hosp. Dev. Auth. Rev.,
     Univ. of Pittsburgh Med. Ctr. Prj.,
     Ser 95
     5.35%                         12/01/17     $1,000    $  1,011,250
   Allegheny Cnty. G.O., Ser. 91C-38
     6.20%                         09/01/01        250         266,250
   Allegheny Cnty. Hosp. Dev. Auth. Rev.,
     Children's Hosp. Prj., Ser. 90A
     7.00%                         07/01/06        500         513,950
   Allegheny Cnty. Res. Fin. Auth. Mtg. Rev.,
     Single Fam. Mtg. Prj., Ser. 94Y
     6.25%                         05/01/17        340         362,100
   Beaver Cnty. G.O., Ser. 96A
     5.80%                         10/01/06      3,500       3,845,624
   Bethlehem Area Sch. Dist. G.O.,
     Ser. 97
     5.50%                         09/01/05      1,000       1,071,250
   Cambria Cnty. Unltd. Tax G.O., Ser. 91
     8.25%                         06/01/00        385         404,731
   Cambria Twp. Wtr. Auth. Ind. Rev.,
     Ser. 93A
     6.00%                         12/01/02      1,000       1,040,000
   Central Bucks Sch. Dist. Unltd. Tax
     G.O., Ser. 94A
     6.70%                         11/15/09        500         566,875
   Chester Cnty. Unltd. Tax G.O., Ser. 91
     6.70%                         12/15/04        385         416,280
   Coatesville  Sch. Dist. G.O., Ser. 97
     5.12%                         04/01/17      2,050       2,057,687
   Crawford Central Sch. Dist. Unltd. Tax
     G.O., Ser. 95
     5.75%                         02/15/11      1,585       1,670,194
   Dauphin Cnty. Gen. Auth. Rev., A-F
     Sch. Dist. Pooled Fin. Prog., Ser. 86
     5.50%                         06/01/07        550         550,561
     6.85%                         06/01/09        800         864,000
   Dauphin Cnty. Pinnacle Gen. Auth.
     Hlth. Sys. Rev., Ser. 97
     5.50%                         05/15/17      2,000       2,057,500
   Deer Lakes Sch. Dist. Unltd. Tax G.O.,
     Ser. 95
     6.35%                         01/15/14      1,000       1,140,000
     6.45%                         01/15/19      1,300       1,504,750
   Delaware Cnty. Auth. Rev., Mercy
     Hlth. Corp. Prj., Ser. 96
     5.75%                         12/15/20      3,000       3,157,500
   Delaware Cnty. Mem. Hosp. Auth. Rev.,
     Ser. 95
     5.50%                         08/15/19      3,000       3,071,250
   Erie Higher Ed. Bldg. Auth. Coll. Rev.,
     Mercyhurst Coll. Prj., Ser. 93A
     5.75%                         03/15/13      3,000       3,093,750
   Erie Cnty. Prison Auth. Lease Rev.,
     Ser. 91
     6.25%                         11/01/11        500         534,375
   Harrisburg Auth. Lease Rev., Ser. 91
     6.50%                         06/01/04        500         538,750
   Indiana Cnty. Indl. Dev. Auth. Poll. Ctrl.
     Rev., N.Y. St. Elec. & Gas Corp.,
     Ser. 95A MBIA
     6.00%                         06/01/06      1,000       1,103,750
   Lancaster Cnty. Hosp. Auth. Rev., Hlth.
     Center-Masonic Homes Prj., Ser. 94
     5.30%                         11/15/08        500         516,250

                                                 PAR
                                   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Lebanon Cnty. Hosp. Auth. Rev., Good
     Samaritan Hosp. Prj., Ser. 93
     5.55%                         11/15/04     $  355    $    371,419
   Ligonier Valley Sch. Dist. Unltd.
     Tax G.O., Ser. 94
     5.65%                         03/01/14      2,000       2,140,000
   Montgomery Cnty. Hghr. Ed. & Hlth.
     Auth. Rev., Beaver Coll., Ser. 96
     5.75%                         04/01/12      1,690       1,795,625
   Montgomery Cnty. Hghr. Ed. & Hlth.
     Auth. Rev., Holy Redeemer, Ser. A
     5.25%                         10/01/27      1,000         993,749
   Moon Twp. Wtr. & Swr. Auth. Rev.,
     Ser. 94
     6.70%                         12/01/19      1,000       1,045,000
   New Garden Twp. Swr. Auth. Rev.,
     Ser. 91
     7.00%                         03/01/15        420         453,075
   Northampton Cnty. Hghr. Ed. Auth.
     Rev., Moravian Coll., Ser. 94
     6.10%                         07/01/12      1,950       2,110,874
   Northampton Cnty. Ind. Dev. Auth. Poll.
     Ctrl. Rev., Met. Ed. Co. Prj., Ser. 95A
     6.10%                         07/15/21      1,000       1,080,000
   Northumberland Cnty. Auth. Comwlth.
     Lease Rev., Ser. 91
     6.25%                         10/15/09      2,500       2,671,875
   Parkland Sch. Dist. Rev., Ser. 96
     5.75%                         09/01/14      1,910       2,031,762
   Pennsbury Sch. Dist. Unltd. Tax G.O.,
     Ser. 94
     6.65%                         08/15/09        685         775,761
   Pennsylvania Comwlth. Tpke. Rev.,
     Ser. 91L
     6.50%                         06/01/04        445         481,156
   Pennsylvania Convention Ctr. Rev.,
     Ser. 94A
     6.60%                         09/01/09      1,000       1,127,500
   Pennsylvania Fin. Auth. Rev., Mun.
     Cap. Imp. Prj., Ser. 93
     6.60%                         11/01/09      3,260       3,569,700
   Pennsylvania Hghr. Ed. Fac. Auth. Rev.,
     Duquesne Univ., Ser. 91C
     6.75%                         04/01/20      1,000       1,072,500
   Pennsylvania Hghr. Ed. Fac. Auth. Rev.,
     Philadelphia Coll. of Textiles &
     Science, Ser. 93
     5.15%                         02/01/04      1,230       1,282,275
   Pennsylvania Hsg. Fin. Agcy. Amt.
     Single Fam. Mtg., Ser. 96A
     6.05%                         10/01/16      2,500       2,640,625
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Ser. 92
     6.40%                         07/01/12        500         534,375
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Single Fam. Mtg., Ser. 94-39B
     6.87%                         10/01/24      1,500       1,627,500
   Pennsylvania Ifra. Invest. Auth. Rev.,
     Pennvest Prj., Ser. 90B
     6.80%                         09/01/10      2,000       2,230,000
   Pennsylvania Ifra. Invest. Auth. Rev.,
     Pennvest Prj., Ser. 94
     6.00%                         09/01/06      1,930       2,135,063


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS                                                   [LOGO OMITTED]


                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                 PAR
AS OF MARCH 31, 1998 (UNAUDITED)   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pennsylvania Ifra. Invest. Auth. Rev.,
     Pennvest Prj., PG-Rmk Ser. 96
     6.00%                         09/01/04     $3,000   $   3,281,249
   Pennsylvania Intrgov. Coop. Auth.
     Spec. Tax Rev., City of Philadelphia
     Fdg. Prog., Ser. 93
     5.60%                         06/15/15      1,450       1,509,813
   Pennsylvania Intrgov. Coop. Auth.
     Spec. Tax Rev., City of Philadelphia
     Fdg. Prog., Ser. 94
     7.00%                         06/15/04        500         572,500
   Pennsylvania Intrgov. Coop. Auth.
     Spec. Tax Rev., City of Philadelphia
     Fdg. Prog., Ser. 96
     5.50%                         06/15/20      3,000       3,075,000
   Pennsylvania St. Hghr. Ed. Fac. Rev.,
     Susquehanna Univ., Ser. 90
     6.90%                         03/01/02        750         766,350
   Pennsylvania St. Pub. Sch. Bldg. Auth.
     Rev., Mid Valley Sch. Dist. Prj.,
     Ser. 92D
     6.25%                         01/01/07        500         544,375
   Pennsylvania St. Tpke. Comnwlth. Oil
     Franchise Tax Rev., Ser. 94A
     5.87%                         12/01/08        500         546,250
   Pennsylvania St. Tpke. Comnwlth. Tpke.
     Rev., Ser. 92P
     6.00%                         12/01/09        500         540,000
   Pennsylvania Unltd. Tax G.O., Ser. 94A
     6.50%                         11/01/05        250         272,500
   Philadelphia  Auth. For Ind. Dev. &
     Commercial Rev., Girard Estate Coal
     Mining Prj., Ser 96
     5.37%                         11/15/12      1,000       1,022,500
   Philadelphia Auth. for Ind. Dev. Rev.,
     Nat. Bd. of Med. Examiners Prj.,
     Ser. 92
     6.75%                         05/01/12        500         545,000
   Philadelphia G.O., Ser. 94B
     5.90%                         11/15/09      2,600       2,827,500
   Philadelphia Mun. Auth. Rev., Ser. 93A
     5.62%                         11/15/14      2,600       2,704,000
   Philadelphia Mun. Auth. Ref. Rev.,
     Ser. 93D
     6.12%                         07/15/08        500         545,000
   Philadelphia Prk Auth Rev., Ser. 97
     5.40%                         09/01/15      1,000       1,026,249
   Philadelphia Sch. Dist. Ref. Ser. 95A.
     6.25%                         09/01/04      1,000       1,103,750
   Philadelphia Sch. Dist. Unltd. Tax G.O.,
     Ser. 91A
     6.70%                         07/01/99        250         258,750
   Philadelphia Sch. Dist., Ser. 97A
     5.00%                         04/01/05      1,000       1,031,250

                                                 PAR
                                   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Philadelphia Wtr. & Waste Rev.,
     AMBAC-TCRS, Ser. 93
     5.75%                         06/15/13     $1,260   $   1,327,724
   Philadelphia Wtr. & Waste Wtr. Rev.,
     Ser. 93
     5.50%                         06/15/07      1,250       1,340,625
   Philadelphia Wtr. & Waste Wtr. Rev.,
     Ser. 95
     6.75%                         08/01/03        500         558,750
   Pittsburgh G.O., Ser. 95A
     5.25%                         03/01/11      1,000       1,028,750
   Pittsburgh Wtr. & Swr. Rev., Ser. 98A
     5.00%                         09/01/21      3,000       2,902,500
   Pottstown Borough Auth. Swr. Rev.,
     Ser. 96
     5.50%                         11/01/16      1,560       1,610,700
   Ringgold Sch. Dist. Rev., Ser. 95
     6.20%                         02/01/19        500         554,375
   Riverside Beaver Cnty. Sch. Dist.,
     Ser 96
     5.50%                         02/15/17      1,500       1,537,500
   Schuylkill Redev. Auth. Comnwlth.
     Rev., Ser. 91A
     7.12%                         06/01/13      1,250       1,375,000
   Scranton Lackawanna Hlth. & Welfare
     Auth. Rev., Ref Hosp. Cmnty. Med.
     Ctr. Prj., Ser. 98A
     5.25%                         07/01/04      2,215       2,314,675
   Seneca Valley Sch. Dist. G.O.,
     Ser. 98-A
     5.00%                         07/01/14      1,500       1,479,375
   Southeastern Trans. Auth. Spec. Rev.,
     Ser 97
     5.37%                         03/01/17      2,000       2,055,000
   Southeastern Trans. Auth. Spec. Rev.,
     Ser. 95A
     5.87%                         03/01/09      1,230       1,326,863
   Tredyffrin Township G.O., Ser. 96
     5.25%                         11/15/21      2,000       2,032,500
   Westmoreland Cnty. Ind. Dev. Auth. Rev.,
     Westmoreland Hlth. Sys. Prj., Ser. 93A
     6.00%                         07/01/11        200         215,000
   Wilson Penn Sch. Dist. G.O., Ser. 97
     5.50%                         05/15/14      1,440       1,499,400
     5.50%                         05/15/17      1,500       1,550,625
                                                         -------------
                                                           110,409,859
                                                         -------------
PUERTO RICO -- 0.3%
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 91P
     6.75%                         07/01/03        250         273,438
                                                         -------------
TOTAL MUNICIPAL BONDS
   (Cost $105,258,346)                                     110,683,297
                                                         -------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]                                                   BLACKROCK FUNDS


                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONCLUDED)

                                                 PAR
AS OF MARCH 31, 1998 (UNAUDITED)   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
SHORT TERM INVESTMENTS -- 5.5%
   Delaware Cnty. Ind. Dev. Auth.
     Apt. Fac. Rev., United Parcel
     Service Prj., Ser. 85 FRDD
     3.70%**                       04/01/98     $  100    $    100,000
   Philadelphia Hosp. and Hghr.
     Ed. Fac. Auth. Rev., Children's
     Hosp. of Philadelphia Prj., Ser. 92 FRDD
     3.75%**                       04/01/98      3,250       3,250,000
   Smith Barney Tax-Free Money
     Market Fund                                 2,996       2,995,750
   Vanguard Tax-Exempt Money Fund                  100         100,000
                                                         -------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $6,445,750)                                         6,445,750
                                                         -------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $111,704,096*)                         100.8%     117,129,047

LIABILITIES IN EXCESS OF
   OTHER ASSETS                                  (0.8%)       (944,532)
                                                ------   -------------
NET ASSETS (Applicable to 974,114
   Institutional shares, 5,442,611 Service
   shares, 2,883,347 Investor A shares and
   1,318,939 Investor B shares outstanding)     100.0%    $116,184,515
                                                ======    ============
NET ASSET VALUE AND REDEMPTION
   PRICE PER INSTITUTIONAL, SERVICE
   AND INVESTOR A SHARE
   ($101,756,476 (DIVIDE) 9,300,072)                            $10.94
                                                                ======
OFFERING PRICE PER INSTITUTIONAL
   AND SERVICE SHARE                                             $10.94
                                                                ======
MAXIMUM OFFERING PRICE PER
   INVESTOR A SHARE
   ($10.94 (DIVIDE) .960)                                       $11.40
                                                                ======
NET ASSET VALUE, OFFERING PRICE
   AND REDEMPTION PRICE
   (SUBJECT TO A CONTINGENT DEFERRED
   SALES CHARGE OF 4.5%)
   PER INVESTOR B SHARE
   ($14,428,039 (DIVIDE) 1,318,939)                             $10.94
                                                                ======


--------------
*    Also  cost  for  Federal   income  tax  purposes.   The  gross   unrealized
     appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                          $5,469,755
     Gross unrealized depreciation                             (44,804)
                                                            ----------
                                                            $5,424,951
                                                            ==========

** Rates shown are the rates as of March 31, 1998, and the maturities shown are the longer of the next interest readjustment date or the date the principal amount can be recovered through demand.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS                                                   [LOGO OMITTED]


                             STATEMENT OF NET ASSETS
                      NEW JERSEY TAX-FREE INCOME PORTFOLIO

                                                 PAR
AS OF MARCH 31, 1998 (UNAUDITED)   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
MUNICIPAL BONDS -- 98.8%
NEW JERSEY -- 81.2%
   Absecon Bd. of Ed. G.O., Ser. 92
     5.62%                         12/15/02     $  770    $    790,790
   Brick Township Mun. Util. Auth. Rev.,
     Ser. 77
     6.75%                         12/01/16      1,000       1,155,000
   Brigantine G.O., Ser. 92
     6.25%                         08/01/03        730         800,262
   Cherry Hill Township G.O., Ser. 92
     6.00%                         06/01/06        500         539,375
   Dover Township G.O., Ser. 92
     6.00%                         10/15/03      1,000       1,096,250
   Edison Township G.O., Ser. 91
     6.50%                         06/01/04        500         561,250
   Essex Cnty. Imp. Auth. Lease Rev.,
     Jail & Yth. Hsg. Prj., Ser. 94
     6.90%                         12/01/14        500         585,000
   Essex Cnty. Util. Auth. Sol. Wste. Rev.,
     Ser. 96
     5.75%                         04/01/05      2,000       2,175,000
   Knowlton Township Bd. of Ed. G.O.,
     Ser. 91
     6.60%                         08/15/11        169         199,209
   Lacey Township Wtr. Auth. Rev.,
     Ser. 93
     6.00%                         12/01/12      1,000       1,105,000
   Mercer Cnty. Imp. Rev., Hamilton Bd.
     of Ed. Prj., Ser. 92
     5.90%                         06/01/03        500         533,750
   Middlesex Cnty. Import  Auth. Rev.,
     Ser. 96
     5.80%                         09/15/13      1,000       1,055,000
   Morristown G.O., Ser. 95
     6.40%                         08/01/14        500         568,125
   New Jersey Econ. Dev. Auth. Rev. Cap.
     Apprec., St. Barnabas Medical Ctr.
     Prj., Ser. 97A
     5.63%                         07/01/23      4,000       1,095,000
   New Jersey Econ. Dev. Auth. Rev.,
     Invamed Inc. Prj., Ser. 95
     6.00%                         07/01/06        300         322,125
     6.10%                         07/01/07        200         214,500
   New Jersey Econ. Dev. Auth. Rev., Mkt.
     Trans. Fac. Prj., Ser. 94
     5.87%                         07/01/11      4,000       4,350,000
   New Jersey Econ. Dev. Auth. Rev.,
     Performing Arts Ctr. Prj., Ser. 96C
     5.75%                         06/15/08      3,000       3,285,000
   New Jersey Econ. Dev. Auth. Rev.,
     Trenton OFC Complex Prj., Ser. 89
     6.62%                         06/15/01      1,050       1,127,437
   New Jersey Econ. Dev. Auth. Rev.,
     W.Y. Hldg. Co. Prj., Ser. 95
     5.95%                         06/01/05        865         911,494
   New Jersey Ed. Auth. Rev., Rowan
     Coll. Prj., Ser. 96
     5.87%(DOUBLE DAGGER)          07/01/16      2,185       2,343,412
   New Jersey Hlth. Care Fac. Fin. Auth.
     Rev., Cathederal Hlth. Ctr. Prj.,
     Ser. 90
     7.25%                         02/15/21      1,000       1,101,250
   New Jersey Hlth. Care Fac. Fin. Auth.
     Rev., Kennedy Hlth. Sys. Prj., Ser. 98
     5.25%                         07/01/15        700         700,875

                                                 PAR
                                   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   New Jersey St. G.O., Ser. 92D
     5.90%                         02/15/08     $3,000   $   3,258,750
     6.00%                         02/15/11      2,000       2,250,000
   New Jersey St. Hsg. & Mtg. Fin.
     Agcy. Rev., Ser. 92A
     6.70%                         05/01/05        500         538,125
     6.70%                         11/01/05      1,000       1,076,250
     6.95%                         11/01/13        750         809,062
   New Jersey St. Hwy. Auth. Rev.,
     Gard. St. Pkwy. Prj., Ser. 92
     6.00%                         01/01/05      1,350       1,452,937
     6.20%                         01/01/10        750         851,250
     6.25%                         01/01/14        500         533,125
   New Jersey St. Tpke. Auth. Rev.,
     Ser. 91A
     6.90%                         01/01/14        970         974,986
   New Jersey St. Tpke. Auth. Rev.,
     Ser. 91C
     6.25%                         01/01/10      1,350       1,437,750
     6.50%                         01/01/16        500         569,375
   New Jersey Trans. Trust Fund
     Auth. Rev., Ser. 96B
     5.25%                         06/15/15      3,000       3,052,500
   New Jersey Wstwtr. Treatment
     Trust Rev., Ser. 96C
     6.25%                         05/15/03      2,500       2,746,875
     6.25%                         05/15/06      3,000       3,382,500
   Newark Bd. of Ed. G.O., Ser. 94
     5.87%                         12/15/13      1,000       1,068,750
   North Bergen Township G.O., Ser. 92
     5.90%                         08/15/01        500         530,625
   North Hudson Swr. Auth. Rev., Ser. 96
     6.00%                         08/01/05      1,000       1,111,250
   Northwest Bergen Cnty. Rev., Ser. 92
     5.90%                         07/15/06        755         822,950
   Ocean Cnty. Util. Auth. Rev., Ser. 95A
     6.30%                         01/01/12      1,005       1,102,988
   Passaic Valley Wtr. Comm. Sply. Rev.,
     Ser. 92A
     5.95%                         12/15/02        500         540,000
   Point Pleasant G.O., Ser. 95
     5.70%                         12/01/03        500         538,125
   Port Auth. N.Y. & N.J. Rev., Ser. 95
     5.75%                         11/01/09      3,275       3,475,594
   Port Auth. N.Y. & N.J. Spl. Oblig. Rev.,
     JFK Intl. Air Terminal Prj., Ser. 97
     6.25%                         12/01/09      3,000       3,412,500
     5.75%                         12/01/22      2,105       2,212,881
   South Jersey Port Corp. Rev., Ser. 93
     5.60%                         01/01/23      1,500       1,539,375
   Warren Cnty. Pol. Ctrl. Fin. Auth. Rev.,
     Ser. 92B
     5.70%                         12/01/03        500         535,625
   Weehawken Township G.O., Ser. 92
     6.15%                         07/01/04        350         378,438
   West Windsor Plainsboro Township Bd.
     of Ed. G.O., Ser. 93
     5.80%                         03/15/06      1,000       1,081,250
   Winslow Township Tax G.O., Ser. 92
     6.40%                         10/01/05        870         959,175
   Woodbridge Township G.O., Ser. 92
     6.05%                         08/15/05        500         540,000
                                                         -------------
                                                            69,398,115
                                                         -------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]                                                   BLACKROCK FUNDS


                             STATEMENT OF NET ASSETS
                NEW JERSEY TAX-FREE INCOME PORTFOLIO (CONCLUDED)

                                                 PAR
AS OF MARCH 31, 1998 (UNAUDITED)   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA -- 1.7%
   Delaware River Joint Toll Bdg. Rev.,
     Ser. 92
     6.25%                         07/01/12     $1,400   $   1,491,000
                                                         -------------
PUERTO RICO -- 15.9%
   Puerto Rico  Pub. Bldgs. Auth. Rev.,
     Ser. 97B
     5.00%                         07/01/15      1,000         997,500
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 94S
     6.12%                         07/01/08      1,000       1,132,500
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 94T
     5.50%                         07/01/20      2,250       2,275,313
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 97AA
     5.25%                         07/01/16      1,000       1,012,500
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 97BB
     5.50%                         07/01/09      1,500       1,625,625
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 98DD
     5.12%                         07/01/13      2,000       2,042,500
     5.25%                         07/01/16      2,025       2,070,563
   Puerto Rico Infrastructure Fin. Auth.
     Rev., Ser. 97A
     5.00%                         07/01/28      2,500       2,425,000
                                                         -------------
                                                            13,581,501
                                                         -------------
TOTAL MUNICIPAL BONDS
  (Cost $79,466,659)                                        84,470,616
                                                         -------------

                                                 PAR
                                   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
SHORT TERM INVESTMENTS -- 5.8%
   Uinta Cnty. Pol. Ctl. Rev., Chevron
     USA, Inc. Prj., Ser. 92 FRDD
     3.85%**                       04/01/98     $  500   $     500,000
   Smith Barney Tax Free Money
     Market Fund                                 4,492       4,492,231
                                                         -------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $4,992,231)                                         4,992,231
                                                         -------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $84,458,890*)                          104.6%      89,462,847

LIABILITIES IN EXCESS OF
   OTHER ASSETS                                  (4.6%)     (3,947,931)
                                                ------   -------------
NET ASSETS (Applicable to 7,076,891
   Service shares, 110,447 Investor A
   shares and 73,710 Investor B
   shares outstanding)                          100.0%   $  85,514,916
                                                ======   =============
NET ASSET VALUE AND REDEMPTION
   PRICE PER SERVICE AND
   INVESTOR A SHARE
   ($84,646,819 (DIVIDE) 7,187,338)                             $11.78
                                                                ======
OFFERING PRICE PER SERVICE SHARE                                $11.78
                                                                ======
MAXIMUM OFFERING PRICE PER
   INVESTOR A SHARE
   ($11.78 (DIVIDE) .960)                                       $12.27
                                                                ======
NET ASSET VALUE, OFFERING PRICE
   AND REDEMPTION PRICE
   (SUBJECT TO A CONTINGENT DEFERRED
   SALES CHARGE OF 4.5%)
   PER INVESTOR B SHARE
   ($868,097 (DIVIDE) 73,710)                                   $11.78
                                                                ======

-------------------
*    Also  cost  for  Federal   income  tax  purposes.   The  gross   unrealized
     appreciation (depreciation) on a tax basis is $5,003,957.

** Rates shown are the rates as of March 31, 1998, and the maturities shown are the longer of the next interest readjustment date or the date the principal amount can be recovered through demand.

(DOUBLE DAGGER) Principal amount of securities pledged as collateral of $185,000 on 10 long U.S. Treasury Notes futures contracts expiring June 1998. The value of such contracts on March 31,1998 was $1,202,500, thereby resulting in an unrealized loss of $8,125.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS                                                   [LOGO OMITTED]


                             STATEMENT OF NET ASSETS
                         OHIO TAX-FREE INCOME PORTFOLIO

                                                 PAR
AS OF MARCH 31, 1998 (UNAUDITED)   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
MUNICIPAL BONDS -- 98.0%
OHIO -- 96.3%
   Akron Swr. Sys. Rev., Ser. 96
     5.87%                         12/01/16     $  500    $    535,000
   Brunswick G.O., Ser. 94
     6.30%                         12/01/05        210         229,687
   Butler Cnty. Hosp. Fac. Rev.,
     Middletown Reg. Hosp., Ser. 91
     6.75%                         11/15/03         50          54,687
   Butler Cnty. Trans. Imp. Dist. Rev.,
     Ser. 97A
     6.00%                         04/01/11        600         660,000
   Cleveland Apt. Sys. Rev., Ser. 94B
     5.70%                         01/01/04        150         163,312
   Cleveland Packaging Fac. Rev., Ser. 96
     6.00%                         09/15/06        500         554,375
   Cleveland-Cuyahoga Cnty. Port Auth.
     Rev., Ser. 97
     6.00%                         03/01/07        500         511,250
   Columbus Mun. Apt. Auth. Rev.,
     Columbus Int. Apt., Ser. 94A
     6.00%                         01/01/04        150         161,812
   Columbus Pub. Imps. Rev., Ser. 93
     5.35%                         09/15/06        600         635,250
   Cuyahoga Cnty. Hosp. Rev., Ser. 96
     6.00%                         01/15/05        500         545,625
   East Liverpool Hosp. Rev., East
     Liverpool City Hosp., Ser. 98B
     4.75%                         10/01/13        260         252,525
   Fairfield City Sch. Dist. G.O., Ser. 94
     7.45%                         12/01/14        300         376,125
   Kings Loc. Sch. Dist. G.O., Ser. 94
     7.60%                         12/01/05        200         233,000
   Loveland City Sch. Dist. G.O., Ser. 92
     6.65%                         12/01/02        145         159,681
   Lucas Cnty. G.O., Ser. 96
     6.00%                         12/01/05        500         555,000
   Mahoning Cnty. Hosp. Facs Rev.,
     Forum Hlth. Oblig. Grp., Ser. 97A
     4.90%                         11/15/10        500         500,625
   Medina G.O., Ser. 86
     7.25%                         12/01/03         50          57,625
   North Royalton City Sch. Dist. G.O.,
     Ser. 94
     6.62%                         12/01/06        100         116,000
   Northwestern Loc. Sch. Dist. G.O.,
     Wayne & Ashland Cntys., Ser. 94
     7.20%                         12/01/10        300         374,250
   Ohio G.O., Ser. 95
     6.00%                         08/01/05        225         251,156
   Ohio Hsg. Fin. Agcy. Res. Mort. Rev.,
     Ser. 94B-2
     6.35%                         09/01/04        150         157,688
   Ohio Hsg. Fin. Agcy. Rev.,Wind River
     Prj., Ser. 94A
     5.55%                         11/01/18        250         254,375
   Ohio Pfc. Hghr. Ed. Rev., Ser. 92II-A
     5.50%                         12/01/07        400         421,000
   Ohio St. Bldg. Data Ctr. Rev., Ser. 93A
     5.90%                         10/01/07        450         500,625
   Ohio St. Higher Ed. Fac. Comm. Rev.,
     Ohio Dominican Coll., Ser. 94
     6.62%                         12/01/04        250         271,875
   Ohio St. Tpke. Rev., Ser. 96
     6.00%                         02/15/05        400         437,500

                                                 PAR
                                   MATURITY     (000)         VALUE
                                   --------   ----------  -------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Ohio St. Wtr. Dev. Auth. Rev.,
     Steel-Cargill North Star Broken Hill
     Prj., Ser. 95
     6.30%                         09/01/20     $  500    $    544,375
   Olentangy Loc. Sch. Dist. G.O.,
     Ser. 95A
     6.00%                         12/01/08        225         246,938
   Rocky River Sch. Dist. G.O., Ser. 98
     4.70%                         12/01/10        270         267,638
   Student Loan Funding Corp. Rev.,
     Ser. 93A
     5.75%                         08/01/03         65          67,844
   Summit Cnty. Hosp. Rev., Cuyahoga
     Falls Gen. Hosp. Prj., Ser. 94
     6.65%                         07/01/14        200         212,500
   Toledo G.O., Ser. 96
     6.00%                         12/01/06        500         557,500
   Univ. of Toledo Gen. Rec. Rev.,
     Ser. 92A
     5.90%(DOUBLE DAGGER)          06/01/20        425         443,594
   Westlake G.O., Ser. 96
     6.40%                         12/01/08        500         581,875
                                                         -------------
                                                            11,892,312
                                                         -------------
PUERTO RICO -- 1.7%
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 98DD
     5.00%                         07/01/11        200         204,500
                                                         -------------
TOTAL MUNICIPAL BONDS
  (Cost $11,396,802)                                        12,096,812
                                                         -------------
SHORT TERM INVESTMENTS -- 2.6%
   Smith Barney Tax Free Money
     Market Fund
     (Cost $315,303)                               315         315,303
                                                         -------------
CALL OPTIONS -- 0.0%
   U.S. Treasury Futures
     Exp 5/16/98
     (Cost $5,271)                                  40           4,125
                                                         -------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $11,717,376*)                          100.6%      12,416,240

LIABILITIES IN EXCESS OF
   OTHER ASSETS                                  (0.6%)        (72,429)
                                                ------   -------------
NET ASSETS (Applicable to 80,621
   Institutional shares, 772,565 Service
   shares, 235,892 Investor A shares
   and 73,468 Investor B shares
   outstanding)                                 100.0%   $  12,343,811
                                                ======   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]                                                   BLACKROCK FUNDS


                             STATEMENT OF NET ASSETS
                   OHIO TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 1998 (UNAUDITED)                               VALUE
                                                             ---------
NET ASSET VALUE AND REDEMPTION
   PRICE PER INSTITUTIONAL,
   SERVICE AND INVESTOR A SHARE
   ($11,563,738 (DIVIDE) 1,089,078)                             $10.62
                                                                ======
OFFERING PRICE PER INSTITUTIONAL
   AND SERVICE SHARE                                             $10.62
                                                                ======
MAXIMUM OFFERING PRICE PER
   INVESTOR A SHARE
   ($10.62 (DIVIDE) .960)                                       $11.06
                                                                ======
NET ASSET VALUE, OFFERING PRICE
   AND REDEMPTION PRICE
   (SUBJECT TO A CONTINGENT DEFERRED
   SALES CHARGE OF 4.5%)
   PER INVESTOR B SHARE
   ($780,073 (DIVIDE) 73,468)                                   $10.62
                                                                ======


----------------------
*    Also  cost  for  Federal   income  tax  purposes.   The  gross   unrealized
     appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                            $705,091
     Gross unrealized depreciation                              (6,227)
                                                              --------
                                                              $698,864
                                                              ========

(DOUBLE DAGGER) Principal amount of securities pledged as collateral of $100,000 on 2 short U.S. Treasury Notes and 1 long Index futures contract expiring June 1998. The value of such contracts on March 31, 1998 was $363,000, thereby resulting in an unrealized gain of $156.

                            INVESTMENT ABBREVIATIONS

                        ARM      Adjustable Rate Mortgage
                        CMT      Constant Maturity Treasury
                        FRDD     Floating Rate Daily Demand
                        G.O.     General Obligations
                        IO       Interest Only
                        PO       Prinicipal Only

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

[LOGO OMITTED]                                                   BLACKROCK FUNDS

BLACKROCK FUNDS                                                   [LOGO OMITTED]

                             STATEMENT OF OPERATIONS

                                                               INTERMEDIATE
                                                LOW DURATION    GOVERNMENT    INTERMEDIATE       CORE       GOVERNMENT    MANAGED
                                                    BOND            BOND           BOND          BOND          INCOME      INCOME
FOR THE PERIOD ENDED MARCH 31, 1998 (UNAUDITED)  PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO   PORTFOLIO
                                                -----------    ------------   ------------   -----------    ----------  -----------
Investment income:
  Interest ...........................          $10,249,426     $4,721,355     $14,160,631   $23,901,540     $857,981   $32,698,012
                                                -----------     ----------     -----------   -----------     --------   -----------
Expenses:
  Investment advisory fee ............              690,048        358,304         857,886     1,636,763       57,651     2,050,336
  Administration fee .................              317,422        164,820         394,627       737,303       26,520       911,004
  Custodian fee ......................               34,781         17,997          42,414        75,002        9,673        98,957
  Transfer agent fee .................               41,556         26,047          54,472       109,416       18,961       133,865
  Service fees .......................              123,850         91,540          88,252       264,255       45,900       474,861
  Distribution fees ..................                  950            709              15        26,215       66,546         4,659
  Legal and audit ....................                8,177          5,383          15,174        21,856          618        30,009
  Printing ...........................               10,870          7,341          14,915        18,262          810        35,166
  Registration fees and expenses .....               25,885         17,891          35,222        52,246       15,892        31,755
  Organization .......................                   --             --           2,257           634        4,130            --
  Trustees' fees and officer's salary                 2,328          1,559           3,187         3,979          175         7,507
  Other ..............................               13,414         15,810          14,783        66,764        2,204        42,791
                                                -----------     ----------     -----------   -----------     --------   -----------
                                                  1,269,281        707,401       1,523,204     3,012,695      249,080     3,820,910
  Less fees voluntarily waived and
    expenses reimbursed ..............             (473,495)      (210,715)       (471,150)     (972,159)     (63,792)     (884,947)
                                                -----------     ----------     -----------   -----------     --------   -----------
      Total operating expenses .......              795,786        496,686       1,052,054     2,040,536      185,288     2,935,963
                                                -----------     ----------     -----------   -----------     --------   -----------
Interest expense .....................            1,380,485         21,139       2,334,382     2,047,271       85,667     4,802,441
                                                -----------     ----------     -----------   -----------     --------   -----------
      Total expenses .................            2,176,271        517,825       3,386,436     4,087,807      270,955     7,738,404
                                                -----------     ----------     -----------   -----------     --------   -----------
Net investment income ................            8,073,155      4,203,530      10,774,195    19,813,733      587,026    24,959,608
                                                -----------     ----------     -----------   -----------     --------   -----------
Realized and unrealized gain (loss) on
  investments and foreign
  currency transactions:
  Net realized gain (loss) from:
    Investment transactions ..........             (210,250)       661,295         499,308     8,661,779      580,403    13,742,104
    Futures contracts ................              367,298        339,856         157,400      (807,965)     (30,651)  (11,222,522)
    Foreign currency transactions and
      forward foreign currency
      contracts ......................              (21,126)            --              --            --           --            --
Change in unrealized appreciation
  (depreciation) from:
    Investments ......................               78,586         84,451          37,620    (1,425,451)    (162,151)     (705,845)
    Futures ..........................             (310,059)      (130,688)        (86,734)     (430,938)       1,075     5,328,114
    Foreign currency transactions,
      forward foreign currency and
      swap contracts .................               (3,333)            --              --            --           --            --
                                                -----------     ----------     -----------   -----------     --------   -----------
  Net gain (loss) on investments and
    foreign currency transactions ....              (98,884)       954,914         607,594     5,997,425      388,676     7,141,851
                                                -----------     ----------     -----------   -----------     --------   -----------
  Net increase in net assets
    resulting from operations ........          $ 7,974,271     $5,158,444     $11,381,789   $25,811,158     $975,702   $32,101,459
                                                ===========     ==========     ===========   ===========     ========   ===========

                                                                             PENNSYLVANIA    NEW JERSEY      OHIO
                                                 INTERNATIONAL   TAX-FREE      TAX-FREE       TAX-FREE     TAX-FREE
                                                      BOND        INCOME        INCOME         INCOME       INCOME
FOR THE PERIOD ENDED MARCH 31, 1998 (UNAUDITED)    PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO    PORTFOLIO
                                                 -------------  ----------   ------------    ----------    ---------
Investment income:
  Interest ...........................             $1,279,832   $2,051,282    $2,832,056     $2,257,897    $323,341
                                                   ----------   ----------    ----------     ----------    --------
Expenses:
  Investment advisory fee ............                136,709      196,989       269,418        215,815      30,953
  Administration fee .................                 57,169       90,615       123,932         99,275      14,238
  Custodian fee ......................                 29,503       12,502        14,461         11,746       8,165
  Transfer agent fee .................                 11,258       17,911        37,422         23,774       4,500
  Service fees .......................                 16,318      106,403       175,044        130,546      18,778
  Distribution fees ..................                  6,941        4,893        49,694          3,091       2,628
  Legal and audit ....................                  1,514        2,065         4,571          8,770       1,331
  Printing ...........................                  2,008        2,689         5,769          4,141         505
  Registration fees and expenses .....                 16,282       18,354        10,022          9,018       3,016
  Organization .......................                     --           --           465             --         432
  Trustees' fees and officer's salary                     430          580         1,220            882         109
  Other ..............................                  4,531        4,817         5,721          5,231       3,228
                                                   ----------   ----------    ----------     ----------    --------
                                                      282,663      457,818       697,739        512,289      87,883
  Less fees voluntarily waived and
    expenses reimbursed ..............                (12,329)    (122,355)     (168,067)      (135,452)    (30,700)
                                                   ----------   ----------    ----------     ----------    --------
      Total operating expenses .......                270,334      335,463       529,672        376,837      57,183
                                                   ----------   ----------    ----------     ----------    --------
Interest expense .....................                     --           --            --             --          --
                                                   ----------   ----------    ----------     ----------    --------
      Total expenses .................                270,334      335,463       529,672        376,837      57,183
                                                   ----------   ----------    ----------     ----------    --------
Net investment income ................              1,009,498    1,715,819     2,302,384      1,881,060     266,158
                                                   ----------   ----------    ----------     ----------    --------
Realized and unrealized gain (loss) on
  investments and foreign
  currency transactions:
  Net realized gain (loss) from:
    Investment transactions ..........                623,349      864,283       208,157        405,243      51,951
    Futures contracts ................                242,202       (4,222)      (47,992)        43,540     (38,214)
    Foreign currency transactions and
      forward foreign currency
      contracts ......................                818,629           --            --             --          --
Change in unrealized appreciation
  (depreciation) from:
    Investments ......................             (1,212,074)     580,996     1,538,091        591,260     121,281
    Futures ..........................               (110,505)          --            --         (8,080)     10,768
    Foreign currency transactions,
      forward foreign currency and
      swap contracts .................              1,102,416           --            --             --          --
                                                   ----------   ----------    ----------     ----------    --------
  Net gain (loss) on investments and
    foreign currency transactions ....              1,464,017    1,441,057     1,698,256      1,031,963     145,786
                                                   ----------   ----------    ----------     ----------    --------
  Net increase in net assets
    resulting from operations ........             $2,473,515   $3,156,876    $4,000,640     $2,913,023    $411,944
                                                   ==========   ==========    ==========     ==========    ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                      50-51

[LOGO OMITTED]                                                   BLACKROCK FUNDS


                             STATEMENT OF CASH FLOWS
                           LOW DURATION BOND PORTFOLIO
                       FOR THE PERIOD ENDED MARCH 31, 1998

Operating Activities
   Investment income received ................................   $   9,972,956
   Operating expenses paid ...................................      (2,229,869)
                                                                 -------------
Net increase in cash from operating activities ...............       7,743,087

Investing Activities
   Purchases of long-term investments ........................    (417,600,801)
   Proceeds from disposition of long-term portfolio investment     381,117,594
   Net disposition of short-term investments .................         235,925
                                                                 -------------
Net decrease in cash from investing activities ...............     (36,247,282)

Financing Activities
   Cash dividends paid .......................................      (7,652,576)
   Net borrowing relative to reverse repurchase agreements ...         804,617
   Net proceeds related to capital stock transactions ........      35,352,154
                                                                 -------------
Net increase in cash from financing activities ...............      28,504,195
                                                                 -------------
Net increase (decrease) in cash ..............................              --
Cash at beginning of year ....................................              --
                                                                 -------------
Cash at end of period ........................................   $          --
                                                                 =============
Net increase in net assets resulting from operations .........      $7,974,271

Adjustments:
   Increase in dividend and interest receivable ..............        (276,470)
   Decrease in accrued expenses ..............................         (30,983)
   Increase in prepaid expenses ..............................         (22,615)
Net realized and changes in unrealized gain on investment ....          98,884
                                                                 -------------
Total adjustments ............................................        (231,184)
                                                                 -------------
NET INCREASE IN CASH FROM OPERATION ACTIVITIES ...............   $   7,743,087
                                                                 =============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK FUNDS                                                   [LOGO OMITTED]


                             STATEMENT OF CASH FLOWS
                           INTERMEDIATE BOND PORTFOLIO
                       FOR THE PERIOD ENDED MARCH 31, 1998

Operating Activities
   Investment income received ................................   $  14,716,795
   Operating expenses paid ...................................      (3,431,027)
                                                                 -------------
Net increase in cash from operating activities ...............      11,285,768

Investing Activities
   Purchases of long-term investments ........................    (462,966,979)
   Proceeds from disposition of long-term portfolio investment     491,924,836
   Net disposition of short-term investments .................         475,525
                                                                 -------------
Net increase in cash from investing activities ...............      29,433,382

Financing Activities
   Cash dividends paid .......................................     (12,644,713)
   Net borrowing relative to reverse repurchase agreements ...      (6,507,716)
   Net proceeds related to capital stock transactions ........     (21,566,721)
                                                                 -------------
Net decrease in cash from financing activities ...............     (40,719,150)
                                                                 -------------
Net increase (decrease) in cash ..............................              --
Cash at beginning of year ....................................              --
                                                                 -------------
Cash at end of period ........................................   $          --
                                                                 =============
Net increase in net assets resulting from operations .........     $11,381,789

Adjustments:
   Increase in dividend and interest receivable ..............         556,164
   Increase in accrued expenses ..............................          (5,675)
   Decrease in prepaid expenses ..............................         (38,916)
Net realized and changes in unrealized gain on investment ....        (607,594)
                                                                 -------------
Total adjustments ............................................         (96,021)
                                                                 -------------
NET INCREASE IN CASH FROM OPERATION ACTIVITIES ...............   $  11,285,768
                                                                 =============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]                                                   BLACKROCK FUNDS


                             STATEMENT OF CASH FLOWS
                            MANAGED INCOME PORTFOLIO
                       FOR THE PERIOD ENDED MARCH 31, 1998

Operating Activities
   Investment income received ................................  $    32,062,602
   Operating expenses paid ...................................       (7,638,200)
                                                                ---------------
Net increase in cash from operating activities ...............       24,424,402

Investing Activities
   Purchases of long-term investments ........................   (2,065,406,506)
   Proceeds from disposition of long-term portfolio investment    2,096,421,062
   Net purchases of short-term investments ...................          (62,958)
                                                                ---------------
Net increase in cash from investing activities ...............       30,951,598
                                                                ---------------
Financing Activities
   Cash dividends paid .......................................      (29,802,263)
   Net borrowing relative to reverse repurchase agreements ...     (105,864,185)
   Net proceeds related to capital stock transactions ........       80,290,448
                                                                ---------------
Net decrease in cash from financing activities ...............      (55,376,000)
                                                                ---------------
Net increase (decrease) in cash ..............................               --
Cash at beginning of year ....................................               --
                                                                ---------------
Cash at end of period ........................................  $            --
                                                                ===============
Net increase in net assets resulting from operations .........      $32,101,459

Adjustments:
   Increase in dividend and interest receivable ..............         (635,410)
   Increase in accrued expenses ..............................          116,766
   Increase in prepaid expenses ..............................          (16,562)
Net realized and changes in unrealized gain on investment ....       (7,141,851)
                                                                ---------------
Total adjustments ............................................       (7,677,057)
                                                                ---------------
NET INCREASE IN CASH FROM OPERATION ACTIVITIES ...............  $    24,424,402
                                                                ===============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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


[LOGO OMITTED]                                                   BLACKROCK FUNDS


BLACKROCK FUNDS                                                   [LOGO OMITTED]



                       STATEMENT OF CHANGES IN NET ASSETS

                                                      LOW DURATION           INTERMEDIATE GOVERNMENT            INTERMEDIATE
                                                     BOND PORTFOLIO              BOND PORTFOLIO                BOND PORTFOLIO
                                              --------------------------   --------------------------   ---------------------------
                                                FOR THE                      FOR THE                      FOR THE
                                              SIX MONTHS       FOR THE     SIX MONTHS      FOR THE      SIX MONTHS       FOR THE
                                                 ENDED       YEAR ENDED       ENDED      YEAR ENDED        ENDED       YEAR ENDED
                                                3/31/98        9/30/97       3/31/98       9/30/97        3/31/98        9/30/97
                                              ------------  ------------   ------------  ------------   ------------   ------------
                                              (UNAUDITED)                  (UNAUDITED)                  (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income ................... $  8,073,155  $  12,657,616  $  4,203,530  $  8,904,981   $ 10,774,195   $ 19,965,011
    Net realized gain on investment,
      futures and foreign currency
      related transactions ..................      135,922     1,558,927      1,001,151     1,503,723        656,708      1,882,563
    Net unrealized gain (loss) on
      investment, futures and foreign
      currency related transactions .........     (234,806)      563,518        (46,237)    1,636,886        (49,114)     3,764,341
                                              ------------  ------------   ------------  ------------   ------------   ------------
    Net increase in net assets
      resulting from operations .............    7,974,271    14,780,061      5,158,444    12,045,590     11,381,789     25,611,915
                                              ------------  ------------   ------------  ------------   ------------   ------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Shares ........................   (3,188,290)     (811,188)            --            --             --             --
    Institutional Shares ....................   (2,410,036)   (7,000,339)    (2,490,270)   (5,867,247)    (8,999,473)   (16,909,305)
    Service Shares ..........................   (2,172,035)   (4,542,121)    (1,510,055)   (2,729,498)    (1,727,988)    (2,846,163)
    Investor A Shares .......................      (30,504)      (52,116)      (145,676)     (312,753)       (32,257)       (59,232)
    Investor B Shares .......................       (2,261)       (1,130)        (2,055)       (1,207)          (103)            --
    Investor C Shares .......................       (3,428)       (1,370)        (2,423)         (912)            --             --
                                              ------------  ------------   ------------  ------------   ------------   ------------
    Total distribution from net
      investment income .....................   (7,806,554)  (12,408,264)    (4,150,479)   (8,911,617)   (10,759,821)   (19,814,700)
                                              ------------  ------------   ------------  ------------   ------------   ------------
Net realized gains:
  BlackRock Shares ..........................           --            --             --            --             --             --
  Institutional Shares ......................           --            --             --            --     (1,533,689)      (349,958)
  Service Shares ............................           --            --             --            --       (278,199)       (69,712)
  Investor A Shares .........................           --            --             --            --         (5,904)        (1,658)
  Investor B Shares .........................           --            --             --            --             --             --
  Investor C Shares .........................           --            --             --            --             --             --
                                              ------------  ------------   ------------  ------------   ------------   ------------
  Total distributions from net
     realized gains .........................           --            --             --            --     (1,817,792)      (421,328)
                                              ------------  ------------   ------------  ------------   ------------   ------------
  Total distributions to shareholders .......   (7,806,554)  (12,408,264)    (4,150,479)   (8,911,617)   (12,577,613)   (20,236,028)
                                              ------------  ------------   ------------  ------------   ------------   ------------
Capital share transactions ..................   32,622,724    23,961,267    (13,713,165)  (30,250,028)   (21,819,511)    89,558,760
                                              ------------  ------------   ------------  ------------   ------------   ------------
  Total increase (decrease) in net assets ...   32,790,441    26,333,064    (12,705,200)  (27,116,055)   (23,015,335)    94,934,647
                                              ------------  ------------   ------------  ------------   ------------   ------------
Net assets:
    Beginning of period .....................  254,827,313   228,494,249    152,592,728   179,708,783    349,140,971    254,206,324
                                              ------------  ------------   ------------  ------------   ------------   ------------
    End of period ........................... $287,617,754  $254,827,313   $139,887,528  $152,592,728   $326,125,636   $349,140,971
                                              ============  ============   ============  ============   ============   ============

                                                            CORE                     GOVERNMENT                   MANAGED
                                                        BOND PORTFOLIO            INCOME PORTFOLIO           INCOME PORTFOLIO
                                               ---------------------------   ------------------------  ---------------------------
                                                 FOR THE                      FOR THE                    FOR THE
                                               SIX MONTHS       FOR THE      SIX MONTHS      FOR THE    SIX MONTHS      FOR THE
                                                  ENDED       YEAR ENDED        ENDED      YEAR ENDED      ENDED      YEAR ENDED
                                                 3/31/98        9/30/97        3/31/98       9/30/97      3/31/98       9/30/97
                                               ------------   ------------   -----------  -----------  ------------   ------------
                                               (UNAUDITED)                  (UNAUDITED)                (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income ...................  $ 19,813,733   $ 25,767,812   $   587,026  $ 1,077,544  $ 24,959,608   $ 49,437,034
    Net realized gain on investment,
      futures and foreign currency
      related transactions ..................     7,853,814      5,761,244       549,752      271,561     2,519,582     12,920,378
    Net unrealized gain (loss) on
      investment, futures and foreign
      currency related transactions .........    (1,856,389)     8,195,455      (161,076)     262,790     4,622,269     11,601,175
                                               ------------   ------------   -----------  -----------  ------------   ------------
    Net increase in net assets
      resulting from operations .............    25,811,158     39,724,511       975,702    1,611,895    32,101,459     73,958,587
                                               ------------   ------------   -----------  -----------  ------------   ------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Shares ........................    (2,375,982)      (869,439)           --           --            --             --
    Institutional Shares ....................   (13,254,818)   (16,945,454)           --           --   (16,838,749)   (35,140,503)
    Service Shares ..........................    (5,033,919)    (7,314,612)           --           --    (9,379,981)   (13,614,074)
    Investor A Shares .......................       (85,178)       (61,926)     (176,155)    (281,858)     (425,450)      (746,570)
    Investor B Shares .......................      (174,881)      (160,271)     (440,398)    (803,601)      (33,674)          (939)
    Investor C Shares .......................        (8,731)        (2,213)      (32,872)      (9,876)           --             --
                                               ------------   ------------   -----------  -----------  ------------   ------------
    Total distribution from net
      investment income .....................   (20,933,509)   (25,353,915)     (649,425)  (1,095,335)  (26,677,854)   (49,502,086)
                                               ------------   ------------   -----------  -----------  ------------   ------------
Net realized gains:
  BlackRock Shares ..........................      (450,932)            --            --           --            --             --
  Institutional Shares ......................    (3,729,896)      (900,868)           --           --    (2,168,258)            --
  Service Shares ............................    (1,587,760)      (548,738)           --           --    (1,199,800)            --
  Investor A Shares .........................       (23,612)        (2,549)      (51,565)      (5,470)      (70,278)            --
  Investor B Shares .........................       (55,299)       (10,003)     (226,059)     (17,978)       (4,924)            --
  Investor C Shares .........................        (1,658)            --        (9,696)          --            --             --
                                               ------------   ------------   -----------  -----------  ------------   ------------
  Total distributions from net
     realized gains .........................    (5,849,157)    (1,462,158)     (287,320)     (23,448)   (3,443,260)            --
                                               ------------   ------------   -----------  -----------  ------------   ------------
  Total distributions to shareholders .......   (26,782,666)   (26,816,073)     (936,745)  (1,118,783)  (30,121,114)   (49,502,086)
                                               ------------   ------------   -----------  -----------  ------------   ------------
Capital share transactions ..................   142,313,692    277,409,859     4,677,216    5,257,723    75,745,323     54,242,164
                                               ------------   ------------   -----------  -----------  ------------   ------------
  Total increase (decrease) in net assets ...   141,342,184    290,318,297     4,716,173    5,750,835    77,725,668     78,698,665
                                               ------------   ------------   -----------  -----------  ------------   ------------
Net assets:
    Beginning of period .....................   571,968,250    281,649,953    20,520,735   14,769,900   819,708,271    741,009,606
                                               ------------   ------------   -----------  -----------  ------------   ------------
    End of period ...........................  $713,310,434   $571,968,250   $25,236,908  $20,520,735  $897,433,939   $819,708,271
                                               ============   ============   ===========  ===========  ============   ============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     56-57

[LOGO OMITTED]                                                   BLACKROCK FUNDS


BLACKROCK FUNDS                                                   [LOGO OMITTED]



                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                      INTERNATIONAL                  TAX-FREE              PENNSYLVANIA TAX-FREE
                                                     BOND PORTFOLIO              INCOME PORTFOLIO             INCOME PORTFOLIO
                                              ---------------------------   --------------------------  ---------------------------
                                                FOR THE                      FOR THE                      FOR THE
                                              SIX MONTHS        FOR THE     SIX MONTHS      FOR THE      SIX MONTHS      FOR THE
                                                 ENDED        YEAR ENDED      ENDED       YEAR ENDED       ENDED       YEAR ENDED
                                                3/31/98         9/30/97      3/31/98        9/30/97       3/31/98        9/30/97
                                              ------------    -----------   -----------    -----------  ------------   ------------
                                              (UNAUDITED)                   (UNAUDITED)                 (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income .................... $ 1,009,498    $ 2,208,747   $ 1,715,819    $ 2,691,330   $ 2,302,384    $ 4,048,359
    Net realized gain on investment,
      futures and foreign currency
      related transactions ...................   1,684,180      2,436,020       860,061        964,362       160,165        671,291
    Net unrealized gain (loss) on
      investment, futures and foreign
      currency related transactions ..........    (220,163)        34,232       580,996      1,610,054     1,538,091      2,210,503
                                               -----------    -----------   -----------    -----------  ------------   ------------
    Net increase in net assets
      resulting from operations ..............   2,473,515      4,678,999     3,156,876      5,265,746     4,000,640      6,930,153
                                               -----------    -----------   -----------    -----------  ------------   ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Shares .....................  (1,049,380)    (4,304,959)     (252,591)      (441,451)     (150,997)      (228,163)
    Service Shares ...........................    (168,525)      (986,122)   (1,398,219)    (2,039,202)   (1,276,853)    (1,835,040)
    Investor A Shares ........................     (29,353)       (39,266)     (135,148)      (230,762)     (713,129)    (1,633,868)
    Investor B Shares ........................     (22,190)       (24,272)      (23,477)       (14,013)     (247,775)      (373,390)
    Investor C Shares ........................     (15,343)        (8,314)         (455)            (7)           --             --
                                               -----------    -----------   -----------    -----------  ------------   ------------
    Total distribution from net
      investment income ......................  (1,284,791)    (5,362,933)   (1,809,890)    (2,725,435)   (2,388,754)    (4,070,461)
                                               -----------    -----------   -----------    -----------  ------------   ------------
Net realized gains:
    Institutional Shares .....................  (1,522,323)    (1,349,956)      (42,951)            --            --             --
    Service Shares ...........................    (266,359)      (338,728)     (264,641)            --            --             --
    Investor A Shares ........................     (41,747)        (8,738)      (24,838)            --            --             --
    Investor B Shares ........................     (38,402)        (5,334)       (4,938)            --            --             --
    Investor C Shares ........................     (21,891)        (2,081)           (1)            --            --             --
                                               -----------    -----------   -----------    -----------  ------------   ------------
    Total distributions from net
       realized gains ........................  (1,890,722)    (1,704,837)     (337,369)            --            --             --
                                               -----------    -----------   -----------    -----------  ------------   ------------
    Total distributions to shareholders ......  (3,175,513)    (7,067,770)   (2,147,259)    (2,725,435)   (2,388,754)    (4,070,461)
                                               -----------    -----------   -----------    -----------  ------------   ------------
Capital share transactions ...................  (3,129,657)    15,826,437     8,763,772     22,719,262    13,781,649     14,020,773
                                               -----------    -----------   -----------    -----------  ------------   ------------
    Total increase (decrease) in
       net assets ............................  (3,831,655)    13,437,666     9,773,389     25,259,573    15,393,535     16,880,465
                                               -----------    -----------   -----------    -----------  ------------   ------------
Net assets:
    Beginning of period ......................  52,486,856     39,049,190    74,653,740     49,394,167   100,790,980     83,910,515
                                               -----------    -----------   -----------    -----------  ------------   ------------
    End of period ............................ $48,655,201    $52,486,856   $84,427,129    $74,653,740  $116,184,515   $100,790,980
                                               ===========    ===========   ===========    ===========  ============   ============

                                                    NEW JERSEY TAX-FREE                 OHIO TAX-FREE
                                                      INCOME PORTFOLIO                 INCOME PORTFOLIO
                                               ----------------------------     ---------------------------
                                                 FOR THE                          FOR THE
                                               SIX MONTHS         FOR THE        SIX MONTHS       FOR THE
                                                  ENDED         YEAR ENDED         ENDED         YEAR ENDED
                                                 3/31/98          9/30/97         3/31/98          9/30/97
                                               -----------      -----------     -----------     -----------
                                               (UNAUDITED)                      (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income ...................  $ 1,881,060      $ 3,973,148       $ 266,158      $  478,442
    Net realized gain on investment,
      futures and foreign currency
      related transactions ..................      448,783          154,383          13,737          45,769
    Net unrealized gain (loss) on
      investment, futures and foreign
      currency related transactions .........      583,180        2,731,365         132,049         314,435
                                               -----------      -----------     -----------     -----------
    Net increase in net assets
      resulting from operations .............    2,913,023        6,858,896         411,944         838,646
                                               -----------      -----------     -----------     -----------
Distributions to shareholders from:
  Net investment income:
    Institutional Shares ....................           --               --         (22,753)        (35,296)
    Service Shares ..........................   (1,958,979)      (3,840,942)       (182,680)       (310,363)
    Investor A Shares .......................      (28,567)         (42,517)        (55,480)       (118,178)
    Investor B Shares .......................      (15,391)         (15,000)        (12,500)        (15,202)
    Investor C Shares .......................           --               --              --              --
                                               -----------      -----------     -----------     -----------
    Total distribution from net
      investment income .....................   (2,002,937)      (3,898,459)       (273,413)       (479,039)
                                               -----------      -----------     -----------     -----------
Net realized gains:
    Institutional Shares ....................           --               --              --              --
    Service Shares ..........................           --               --              --              --
    Investor A Shares .......................           --               --              --              --
    Investor B Shares .......................           --               --              --              --
    Investor C Shares .......................           --               --              --              --
                                               -----------      -----------     -----------     -----------
    Total distributions from net
       realized gains .......................           --               --              --              --
                                               -----------      -----------     -----------     -----------
    Total distributions to shareholders .....   (2,002,937)      (3,898,459)       (273,413)       (479,039)
                                               -----------      -----------     -----------     -----------
Capital share transactions ..................   (2,306,639)      (5,049,556)        620,132       1,445,504
                                               -----------      -----------     -----------     -----------
    Total increase (decrease) in
       net assets ...........................   (1,396,553)      (2,089,119)        758,663       1,805,111
                                               -----------      -----------     -----------     -----------
Net assets:
    Beginning of period .....................   86,911,469       89,000,588      11,585,148       9,780,037
                                               -----------      -----------     -----------     -----------
    End of period ...........................  $85,514,916      $86,911,469     $12,343,811     $11,585,148
                                               ===========      ===========     ===========     ===========



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                      58-59

[LOGO OMITTED]                                                   BLACKROCK FUNDS


BLACKROCK FUNDS                                                   [LOGO OMITTED]



                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                NET                     NET GAIN                      DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS
                               ASSET                   (LOSS) ON      DISTRIBUTIONS     IN EXCESS        FROM NET       IN EXCESS
                               VALUE        NET        INVESTMENTS      FROM NET          OF NET         REALIZED        OF NET
                             BEGINNING  INVESTMENT  (BOTH REALIZED    INVESTMENT        INVESTMENT       CAPITAL        REALIZED
                             OF PERIOD    INCOME    AND UNREALIZED)     INCOME           INCOME           GAINS          GAINS
====================================================================================================================================
---------------------------
LOW DURATION BOND PORTFOLIO
---------------------------
BLACKROCK CLASS
10/1/97 through 3/31/98 12    $ 9.89      $0.30        $   --          $(0.29)           $   --         $   --          $   --
6/3/97 1 through 9/30/97        9.82       0.19          0.07           (0.19)               --             --              --
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 12    $ 9.89      $0.30        $(0.01)         $(0.28)           $   --         $   --          $   --
9/30/97                         9.79       0.58          0.08           (0.56)               --             --              --
4/1/96 through 9/30/96          9.79       0.28         (0.01)          (0.27)               --             --              --
7/1/95 through 3/31/96          9.83       0.42            --           (0.41)            (0.04)         (0.01)             --
6/30/95                         9.71       0.58          0.13           (0.58)               --          (0.01)             --
6/30/94                         9.96       0.48         (0.25)          (0.48)               --             --              --
7/17/92 1 through 6/30/93      10.00       0.51         (0.06)          (0.49)               --             --              --
SERVICE CLASS
10/1/97 through 3/31/98 12    $ 9.89      $0.28        $   --          $(0.27)           $   --         $   --          $   --
9/30/97                         9.79      $0.54          0.09           (0.53)               --             --              --
4/1/96 through 9/30/96          9.79       0.26         (0.01)          (0.25)               --             --              --
1/12/96 1 through 3/31/96       9.91       0.11         (0.12)          (0.11)               --             --              --
INVESTOR A CLASS
10/1/97 through 3/31/98 12    $ 9.89      $0.26        $ 0.01          $(0.26)           $   --         $   --          $   --
9/30/97                         9.79       0.52          0.09           (0.51)               --             --              --
4/1/96 through 9/30/96          9.79       0.25         (0.01)          (0.24)               --             --              --
1/12/96 1 through 3/31/96       9.91       0.10         (0.12)          (0.10)               --             --              --
INVESTOR B CLASS
10/1/97 through 3/31/98 12    $ 9.89      $0.20        $ 0.03          $(0.22)           $   --         $   --          $   --
11/18/96 1 through 9/30/97      9.86       0.41            --           (0.38)               --             --              --
INVESTOR C CLASS
10/1/97 through 3/31/98 12    $ 9.89      $0.22        $ 0.01          $(0.22)           $   --         $   --          $   --
2/24/97 1 through 9/30/97       9.87       0.26          0.02           (0.26)               --             --              --
--------------------------------------
INTERMEDIATE GOVERNMENT BOND PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 12    $10.11      $0.31        $ 0.06          $(0.30)           $   --         $   --          $   --
9/30/97                         9.92       0.59          0.19           (0.59)               --             --              --
9/30/96                        10.02       0.58         (0.11)          (0.57)               --             --              --
9/30/95                         9.64       0.58          0.38           (0.58)               --             --              --
9/30/94                        10.60       0.55         (0.86)          (0.55)               --          (0.10)             --
9/30/93                        10.46       0.54          0.16           (0.54)               --          (0.02)             --
SERVICE CLASS
10/1/97 through 3/31/98 12    $10.11      $0.29        $ 0.07          $(0.29)           $   --         $   --          $   --
9/30/97                         9.92       0.56          0.19           (0.56)               --             --              --
9/30/96                        10.02       0.56         (0.12)          (0.54)               --             --              --
9/30/95                         9.64       0.56          0.37           (0.55)               --             --              --
9/30/94                        10.60       0.53         (0.86)          (0.53)               --          (0.10)             --
7/29/93 1 through 9/30/93      10.45       0.09          0.15           (0.09)               --             --              --
INVESTOR A CLASS
10/1/97 through 3/31/98 12    $10.11      $0.28        $ 0.07          $(0.28)           $   --         $   --          $   --
9/30/97                         9.92       0.54          0.19           (0.54)               --             --              --
9/30/96                        10.03       0.55         (0.13)          (0.53)               --             --              --
9/30/95                         9.64       0.55          0.39           (0.55)               --             --              --
9/30/94                        10.60       0.53         (0.87)          (0.52)               --          (0.10)             --
9/30/93                        10.46       0.54          0.16           (0.54)               --          (0.02)             --
INVESTOR B CLASS
10/1/97 through 3/31/98 12    $10.11      $0.24        $ 0.07          $(0.24)           $   --         $   --          $   --
10/11/96 1 through 9/30/97      9.98       0.45          0.13           (0.45)               --             --              --
INVESTOR C CLASS
10/1/97 through 3/31/98 12    $10.11      $0.24        $ 0.07          $(0.24)           $   --         $   --          $   --
10/8/96 1 through 9/30/97       9.98       0.45          0.13           (0.45)               --             --              --
---------------------------
INTERMEDIATE BOND PORTFOLIO
---------------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 12    $ 9.49      $0.30        $ 0.02          $(0.30)           $   --         $(0.05)         $   --
9/30/97                         9.32       0.58          0.17           (0.58)               --             --              --
9/30/96                         9.43       0.56         (0.09)          (0.55)               --          (0.03)             --
9/30/95                         9.05       0.56          0.38           (0.56)               --             --              --
9/30/94                        10.01       0.54         (0.88)          (0.56)               --          (0.06)             --
9/17/93 1 through 9/30/93      10.00       0.02         (0.01)             --                --             --              --

                                                                                                             RATIO OF NET
                                  NET              NET                  RATIO OF EXPENSES                 INVESTMENT INCOME
                                 ASSET            ASSETS     RATIO OF       TO AVERAGE     RATIO OF NET       TO AVERAGE
                                 VALUE            END OF    EXPENSES TO     NET ASSETS   INVESTMENT INCOME    NET ASSETS   PORTFOLIO
                                END OF   TOTAL    PERIOD   AVERAGE NET      (EXCLUDING    TO AVERAGE NET      (EXCLUDING   TURNOVER
                                PERIOD  RETURN     (000)      ASSETS         WAIVERS)         ASSETS           WAIVERS)       RATE
====================================================================================================================================
---------------------------
LOW DURATION BOND PORTFOLIO
---------------------------
BLACKROCK CLASS
10/1/97 through 3/31/98 12     $ 9.90    3.05%   $133,346     0.40%2,5       0.74%2           7.03%2           6.69%2        127%
6/3/97 1 through 9/30/97         9.89    2.68      68,300     0.40 2,5       0.73 2           6.58 2           6.25 2        371
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 12     $ 9.90    2.97%   $ 73,860     0.54%2,5       0.88%2           6.88%2           6.54%2        127%2
9/30/97                          9.89    6.89     102,490     0.55 5         0.88             6.14             5.81          371
4/1/96 through 9/30/96           9.79    2.70     135,686     0.55 2,5       0.83 2           5.72 2           5.45 2        228
7/1/95 through 3/31/96           9.79    4.25      52,843     0.63 2,5       0.83 2           5.25 2           5.05 2        185
6/30/95                          9.83    6.99      44,486     0.57           1.05             6.08             5.60          586
6/30/94                          9.71    2.33      31,265     0.57           1.02             4.70             4.25          455
7/17/92 1 through 6/30/93        9.96    4.63      51,611     0.56 2         0.66 2           5.32 2           5.22 2        513
SERVICE CLASS
10/1/97 through 3/31/98 12     $ 9.90    2.82%   $ 78,656     0.84%2,5       1.18%2           6.58%2           6.24%2        127%
9/30/97                          9.89    6.57      82,873     0.85 5         1.18             5.86             5.53          371
4/1/96 through 9/30/96           9.79    2.54      91,870     0.85 2,5       1.13 2           5.40 2           5.13 2        228
1/12/96 1 through 3/31/96        9.79   (0.11)    181,670     0.85 2,5       1.05 2           5.25 2           5.05 2        185
INVESTOR A CLASS
10/1/97 through 3/31/98 12     $ 9.90    2.73%3  $  1,352     1.02%2,5       1.36%2           6.40%2           6.06%2        127%
9/30/97                          9.89    6.39 3     1,079     1.02 5         1.35             5.72             5.39          371
4/1/96 through 9/30/96           9.79    2.46 3       938     1.02 2,5       1.30 2           5.20 2           4.92 2        228
1/12/96 1 through 3/31/96        9.79   (0.15)3       719     1.01 2,5       1.21 2           4.94 2           4.74 2        185
INVESTOR B CLASS
10/1/97 through 3/31/98 12     $ 9.90    2.35%4  $    185     1.74%2,5       2.08%2           5.51%2           5.17%2        127%
11/18/96 1 through 9/30/97       9.89    4.31 4        13     1.73 2,5       2.06 2           4.96 2           4.63 2        371
INVESTOR C CLASS
10/1/97 through 3/31/98 12     $ 9.90    2.35%4  $    219     1.72%2,5       2.06%2           5.51%2           5.17%2        127%
2/24/97 1 through 9/30/97        9.89    2.91 4        72     1.72 2,5       2.05 2           5.00 2           4.67 2        371
--------------------------------------
INTERMEDIATE GOVERNMENT BOND PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 12     $10.18    3.70%   $ 78,072     0.56%2,6       0.86%2           6.03%2           5.73%2        108%
9/30/97                         10.11    8.08      96,605     0.55 6         0.86             6.00             5.69          291
9/30/96                          9.92    4.82     126,312     0.53 6         0.83             6.03             5.73          580
9/30/95                         10.02   10.28     134,835     0.42 6         0.79             5.94             5.57          247
9/30/94                          9.64   (3.08)    128,974     0.40           0.80             5.48             5.08            9
9/30/93                         10.60    6.88     137,065     0.73           0.81             5.23             5.15           80
SERVICE CLASS
10/1/97 through 3/31/98 12     $10.18    3.55%   $ 56,187     0.86%2,6       1.16%2           5.73%2           5.43%2        108%
9/30/97                         10.11    7.75      50,535     0.85 6         1.16             5.70             5.39          291
9/30/96                          9.92    4.51      47,494     0.83 6         1.13             5.73             5.43          580
9/30/95                         10.02    9.99      49,762     0.69 6         1.06             5.67             5.30          247
9/30/94                          9.64   (3.31)     60,812     0.65           1.05             5.30             4.90            9
7/29/93 1 through 9/30/93       10.60    2.30      15,035     0.67 2         0.75 2           5.14 2           5.06 2         80
INVESTOR A CLASS
10/1/97 through 3/31/98 12     $10.18    3.46%3  $  5,361     1.03%2,6       1.33%2           5.57%2           5.27%2        108%
9/30/97                         10.11    7.57 3     5,374     1.02 6         1.33             5.54             5.23          291
9/30/96                          9.92    4.36 3     5,903     0.95 6         1.25             5.64             5.35          580
9/30/95                         10.03    9.98 3     9,802     0.70 6         1.07             5.67             5.30          247
9/30/94                          9.64   (3.36)3     8,508     0.65           1.05             5.24             4.84            9
9/30/93                         10.60    6.84 3     7,666     0.76           0.84             5.19             5.11           80
INVESTOR B CLASS
10/1/97 through 3/31/98 12     $10.18    3.08%4  $    108     1.77%2,6       2.07%2           4.75%2           4.45%2        108%
10/11/96 1 through 9/30/97      10.11    5.94 4        28     1.77 2,6       2.08 2           4.75 2           4.44 2        291
INVESTOR C CLASS
10/1/97 through 3/31/98 12     $10.18    3.08%4  $    159     1.74%2,6       2.04%2           4.71%2           4.41%2        108%
10/8/96 1 through 9/30/97       10.11    5.94 4        51     1.71 2,6       2.02 2           4.57 2           4.26 2        291
---------------------------
INTERMEDIATE BOND PORTFOLIO
---------------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 12     $ 9.46    3.41%   $262,260     0.56%2,7       0.84%2           7.69%2           7.41%2        126%
9/30/97                          9.49    8.40     295,709     0.53 7         0.82             6.63             6.34          321
9/30/96                          9.32    5.10     207,909     0.53 7         0.83             6.27             5.97          670
9/30/95                          9.43   10.76     124,979     0.47 7         0.81             6.18             5.84          262
9/30/94                          9.05   (3.52)     71,896     0.45           0.88             5.54             5.11           92
9/17/93 1 through 9/30/93       10.01    0.10      56,713     0.45 2         0.84 2           4.72 2           4.33 2          4

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                      60-61

[LOGO OMITTED]                                                   BLACKROCK FUNDS


BLACKROCK FUNDS                                                   [LOGO OMITTED]



                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                NET                    NET GAIN                      DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS
                               ASSET                  (LOSS) ON      DISTRIBUTIONS     IN EXCESS        FROM NET       IN EXCESS
                               VALUE       NET        INVESTMENTS      FROM NET          OF NET         REALIZED        OF NET
                             BEGINNING INVESTMENT  (BOTH REALIZED    INVESTMENT        INVESTMENT       CAPITAL        REALIZED
                             OF PERIOD   INCOME    AND UNREALIZED)     INCOME           INCOME           GAINS          GAINS
====================================================================================================================================
SERVICE CLASS
10/1/97 through 3/31/98 12    $ 9.49     $0.28        $ 0.02          $(0.28)           $   --          $(0.05)        $   --
9/30/97                         9.32      0.55          0.17           (0.55)               --              --             --
9/30/96                         9.43      0.53         (0.09)          (0.52)               --           (0.03)            --
9/30/95                         9.05      0.54          0.38           (0.54)               --              --             --
9/30/94                        10.01      0.54         (0.91)          (0.53)               --           (0.06)            --
9/23/93 1 through 9/30/93       9.99        --          0.02              --                --              --             --
INVESTOR A CLASS
10/1/97 through 3/31/98 12    $ 9.49     $0.28        $ 0.02          $(0.28)           $   --          $(0.05)        $   --
9/30/97                         9.32      0.53          0.17           (0.53)               --              --             --
9/30/96                         9.43      0.52         (0.09)          (0.51)               --           (0.03)            --
9/30/95                         9.05      0.54          0.38           (0.54)               --              --             --
5/20/94 1 through 9/30/94       9.23      0.20         (0.17)          (0.21)               --              --             --
INVESTOR B CLASS
2/5/98 1 through 3/31/98 12   $ 9.51      0.07        $(0.05)         $(0.07)           $   --          $   --         $   --
-------------------
CORE BOND PORTFOLIO
-------------------
BLACKROCK CLASS
10/1/97 through 3/31/98 12    $ 9.82     $0.31        $ 0.09          $(0.32)           $   --          $(0.09)        $   --
5/1/97 1 through 9/30/97        9.57      0.26          0.24           (0.25)               --              --             --
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 12    $ 9.82     $0.30        $ 0.10          $(0.32)           $   --          $(0.09)        $   --
9/30/97                         9.55      0.62          0.26           (0.61)               --              --             --
4/1/96 through 9/30/96          9.61      0.30         (0.06)          (0.30)               --              --             --
7/1/95 though 3/31/96           9.85      0.47         (0.07)          (0.47)               --           (0.17)            --
6/30/95                         9.36      0.62          0.50           (0.62)               --           (0.01)            --
6/30/94                        10.37      0.55         (0.60)          (0.55)               --           (0.41)            --
12/9/92 1 through 6/30/93      10.00      0.32          0.37           (0.32)               --              --             --
SERVICE CLASS
10/1/97 through 3/31/98 12    $ 9.82     $0.28        $ 0.10          $(0.30)           $   --          $(0.09)        $   --
9/30/97                         9.55      0.59          0.26           (0.58)               --              --             --
4/1/96 through 9/30/96          9.61      0.30         (0.07)          (0.29)               --              --             --
1/12/96 1 through 3/31/96       9.91      0.11         (0.30)          (0.11)               --              --             --
INVESTOR A CLASS
10/1/97 through 3/31/98 12    $ 9.82     $0.28        $ 0.09          $(0.29)           $   --          $(0.09)        $   --
9/30/97                         9.55      0.58          0.26           (0.57)               --              --             --
4/1/96 through 9/30/96          9.61      0.28         (0.06)          (0.28)               --              --             --
1/31/96 1 through 3/31/96       9.99      0.08         (0.38)          (0.08)               --              --             --
INVESTOR B CLASS
10/1/97 through 3/31/98 12    $ 9.82     $0.24        $ 0.10          $(0.26)           $   --          $(0.09)        $   --
9/30/97                         9.55      0.51          0.26           (0.50)               --              --             --
4/1/96 through 9/30/96          9.61      0.26         (0.07)          (0.25)               --              --             --
3/18/96 1 through 3/31/96       9.58      0.01          0.03           (0.01)               --              --             --
INVESTOR C CLASS
10/1/97 through 3/31/98 12    $ 9.82     $0.24        $ 0.10          $(0.26)           $   --          $(0.09)        $   --
2/28/97 1 through 9/30/97       9.64      0.29          0.17           (0.28)               --              --             --
---------------------------
GOVERNMENT INCOME PORTFOLIO
---------------------------
INVESTOR A CLASS
10/1/97 through 3/31/98 12    $10.49     $0.25        $ 0.18          $(0.30)           $   --          $(0.11)        $   --
9/30/97                        10.20      0.73          0.30           (0.74)               --              --             --
9/30/96                        10.68      0.68         (0.22)          (0.66)               --           (0.28)            --
10/3/94 1 though 9/30/95       10.00      0.55          0.68           (0.55)               --              --             --
INVESTOR B CLASS
10/1/97 through 3/31/98 12    $10.49     $0.30        $ 0.15          $(0.32)           $   --          $(0.11)        $   --
9/30/97                        10.20      0.66          0.30           (0.67)               --              --             --
9/30/96                        10.68      0.60         (0.21)          (0.59)               --           (0.28)            --
10/3/94 1 through 9/30/95      10.00      0.50          0.68           (0.50)               --              --             --
INVESTOR C CLASS
10/1/97 through 3/31/98 12    $10.49     $0.27        $ 0.18          $(0.32)           $   --          $(0.11)        $   --
2/28/97 1 through 9/30/97      10.30      0.37          0.20           (0.38)               --              --             --


                                                                                                            RATIO OF NET
                                 NET                NET                RATIO OF EXPENSES                 INVESTMENT INCOME
                                ASSET              ASSETS    RATIO OF      TO AVERAGE     RATIO OF NET       TO AVERAGE
                                VALUE              END OF   EXPENSES TO    NET ASSETS   INVESTMENT INCOME    NET ASSETS    PORTFOLIO
                               END OF   TOTAL      PERIOD  AVERAGE NET     (EXCLUDING    TO AVERAGE NET      (EXCLUDING    TURNOVER
                               PERIOD  RETURN       (000)     ASSETS        WAIVERS)         ASSETS           WAIVERS)       RATE
====================================================================================================================================
SERVICE CLASS
10/1/97 through 3/31/98 12    $ 9.46    3.26%     $ 62,698    0.86%2,7      1.14%2           7.39%2            7.11%2         126%
9/30/97                         9.49    8.07        52,316    0.83 7        1.12             6.32              6.03           321
9/30/96                         9.32    4.79        45,362    0.83 7        1.13             5.98              5.67           670
9/30/95                         9.43   10.46        36,718    0.74 7        1.09             5.90              5.55           262
9/30/94                         9.05   (3.80)       35,764    0.70          1.13             5.33              4.90            92
9/23/93 1 through 9/30/93      10.01    0.20            91    0.70 2        1.09 2           4.35 2            3.96 2           4
INVESTOR A CLASS
10/1/97 through 3/31/98 12    $ 9.46    3.17%3    $  1,154    1.03%2,7      1.31%2           7.22%2            6.94%2         126%
9/30/97                         9.49    7.89 3       1,116    1.00 7        1.29             6.14              5.85           321
9/30/96                         9.32    4.74 3         935    0.97 7        1.27             5.83              5.53           670
9/30/95                         9.43   10.35 3         647    0.76 7        1.11             5.89              5.55           262
5/20/94 1 through 9/30/94       9.05    0.31 3          87    0.85 2        1.28 2           5.35 2            4.92 2          92
INVESTOR B CLASS
2/5/98 1 through 3/31/98 12   $ 9.46    0.19%4    $     14    1.61%2,7      1.89%2           5.82%2            5.54%2         126%
-------------------
CORE BOND PORTFOLIO
-------------------
BLACKROCK CLASS
10/1/97 through 3/31/98 12    $ 9.81    4.21%     $ 86,065    0.40%2,8      0.70%2           6.87%2            6.57%2         257%
5/1/97 1 through 9/30/97        9.82    5.30        48,139    0.40 2,8      0.69 2           6.70 2            6.41 2         441
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 12    $ 9.81    4.13%     $447,487    0.55%2,8      0.85%2           6.75%2            6.45%2         257%
9/30/97                         9.82   10.03       393,657    0.55 8        0.85             6.81              6.52           441
4/1/96 through 9/30/96          9.55    2.55       162,626    0.55 2,8      0.84 2           6.75 2            6.45 2         308
7/1/95 though 3/31/96           9.61    3.93        64,707    0.66 2,8      0.91 2           5.89 2            5.64 2         723
6/30/95                         9.85   11.79        32,191    0.55          1.75             6.62              5.43           435
6/30/94                         9.36   (0.69)       12,507    0.55          2.65             5.61              3.51           722
12/9/92 1 through 6/30/93      10.37    6.88         7,803    0.55 2        2.44 2           5.57 2            3.68 2         354
SERVICE CLASS
10/1/97 through 3/31/98 12    $ 9.81    3.97%     $167,378    0.85%2,8      1.15%2           6.46%2            6.16%2         257%
9/30/97                         9.82    9.71       122,308    0.85 8        1.14             6.59              6.31           441
4/1/96 through 9/30/96          9.55    2.40       117,207    0.85 2,8      1.14 2           6.33 2            6.04 2         308
1/12/96 1 through 3/31/96       9.61   (1.90)      232,040    0.85 2,8      1.10 2           5.46 2            5.21 2         723
INVESTOR A CLASS
10/1/97 through 3/31/98 12    $ 9.81    3.89%3    $  3,148    1.02%2,8      1.32%2           6.28%2            5.98%2         257%
9/30/97                         9.82    9.52 3       2,441    1.01 8        1.30             6.31              6.02           441
4/1/96 through 9/30/96          9.55    2.36 3         320    1.02 2,8      1.31 2           6.29 2            6.00 2         308
1/31/96 1 through 3/31/96       9.61   (2.96)3          80    1.02 2,8      1.27 2           5.43 2            5.19 2         723
INVESTOR B CLASS
10/1/97 through 3/31/98 12    $ 9.81    3.50%4    $  8,662    1.76%2,8      2.06%2           5.52%2            5.22%2         257%
9/30/97                         9.82    8.71 4       5,295    1.75 8        2.04             5.61              5.32           441
4/1/96 through 9/30/96          9.55    1.98 4       1,497    1.72 2,8      2.01 2           5.68 2            5.39 2         308
3/18/96 1 through 3/31/96       9.61   (0.33)4          77    1.77 2,8      2.02 2           4.71 2            4.46 2         723
INVESTOR C CLASS
10/1/97 through 3/31/98 12    $ 9.81    3.50%4    $    570    1.73%2,8      2.03%2           5.48%2            5.18%2         257%
2/28/97 1 through 9/30/97       9.82    4.82 4         128    1.74 2,8      2.03 2           5.41 2            5.12 2         441
---------------------------
GOVERNMENT INCOME PORTFOLIO
---------------------------
INVESTOR A CLASS
10/1/97 through 3/31/98 12    $10.51    4.73%3    $  5,221    1.03%2,9      1.58%2           6.45%2            5.90%2         298%
9/30/97                        10.49   10.48 3       4,876    1.02 9        1.74             8.02              7.30           393
9/30/96                        10.20    4.43 3       3,651    0.91 9        1.67             8.59              7.83           434
10/3/94 1 though 9/30/95       10.68   14.27 3       2,990    0.37 2,9      1.81 2           6.89 2            5.44 2         258
INVESTOR B CLASS
10/1/97 through 3/31/98 12    $10.51    4.34%4    $ 18,600    1.78%2,9      2.33%2           5.66%2            5.11%2         298%
9/30/97                        10.49    9.66 4      14,796    1.77 9        2.49             7.26              6.54           393
9/30/96                        10.20    3.68 4      11,119    1.64 9        2.40             7.81              7.05           434
10/3/94 1 through 9/30/95      10.68   13.52 4      10,188    1.05 2,9      2.50 2           6.17 2            4.72 2         258
INVESTOR C CLASS
10/1/97 through 3/31/98 12    $10.51    4.34%4    $  1,416    1.77%2,9      2.32%2           5.54%2            4.99%2         298%
2/28/97 1 through 9/30/97      10.49    5.64 4         849    1.70 2,9      2.42 2           7.11 2            6.39 2         393


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     62-63

[LOGO OMITTED]                                                   BLACKROCK FUNDS

BLACKROCK FUNDS                                                   [LOGO OMITTED]



                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                NET                    NET GAIN                      DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS
                               ASSET                  (LOSS) ON      DISTRIBUTIONS     IN EXCESS        FROM NET       IN EXCESS
                               VALUE       NET        INVESTMENTS      FROM NET          OF NET         REALIZED        OF NET
                             BEGINNING INVESTMENT  (BOTH REALIZED    INVESTMENT        INVESTMENT       CAPITAL        REALIZED
                             OF PERIOD   INCOME    AND UNREALIZED)     INCOME           INCOME           GAINS          GAINS
====================================================================================================================================
------------------------
MANAGED INCOME PORTFOLIO
------------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 12    $10.41     $0.32        $ 0.11          $(0.35)          $   --          $(0.05)        $   --
9/30/97                        10.09      0.68          0.32           (0.68)              --              --             --
9/30/96                        10.38      0.64         (0.21)          (0.62)              --           (0.10)            --
9/30/95                         9.79      0.65          0.60           (0.65)           (0.01)             --             --
9/30/94                        11.17      0.64         (1.21)          (0.64)           (0.02)          (0.14)         (0.01)
9/30/93                        10.74      0.67          0.56           (0.67)              --           (0.13)            --
SERVICE CLASS
10/1/97 through 3/31/98 12    $10.41     $0.31        $ 0.10          $(0.33)          $   --          $(0.05         $   --
9/30/97                        10.09      0.66          0.31           (0.65)              --              --             --
9/30/96                        10.38      0.61         (0.20)          (0.60)              --           (0.10)            --
9/30/95                         9.79      0.63          0.60           (0.63)           (0.01)             --             --
9/30/94                        11.17      0.59         (1.18)          (0.62)           (0.02)          (0.14)         (0.01)
7/29/93 1 through 9/30/93      10.96      0.11          0.21           (0.11)              --              --             --
INVESTOR A CLASS
10/1/97 through 3/31/98 12    $10.41     $0.31        $ 0.09          $(0.32)          $   --          $(0.05)        $   --
9/30/97                        10.09      0.65          0.31           (0.64)              --              --             --
9/30/96                        10.38      0.59         (0.20)          (0.58)              --           (0.10)            --
9/30/95                         9.79      0.60          0.60           (0.60)           (0.01)             --             --
9/30/94                        11.18      0.57         (1.19)          (0.60)           (0.02)          (0.14)         (0.01)
9/30/93                        10.74      0.66          0.57           (0.66)              --           (0.13)            --
INVESTOR B CLASS
10/1/97 through 3/31/98 12    $10.41     $0.27        $ 0.09          $(0.28)          $   --          $(0.05)        $   --
7/15/97 1 through 9/30/97      10.39      0.09          0.02           (0.09)              --              --             --
----------------------------
INTERNATIONAL BOND PORTFOLIO
----------------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 12    $10.95     $0.56        $(0.03)         $(0.28)          $   --          $(0.42)        $   --
9/30/97                        11.71      0.78          0.42           (1.47)              --           (0.49)            --
6/10/96 1 through 9/30/96      11.37      0.21          0.30           (0.17)              --              --             --
SERVICE CLASS
10/1/97 through 3/31/98 12    $10.95     $0.96        $(0.44)         $(0.27)          $   --          $(0.42)        $   --
9/30/97                        11.71      1.36         (0.19)          (1.44)              --           (0.49)            --
2/1/96 through 9/30/96         11.39      0.89         (0.29)          (0.28)              --              --             --
3/1/95 through 1/31/96         10.52      0.62          1.13           (0.88)              --              --             --
2/28/95                        10.75      0.62         (0.48)          (0.13)              --           (0.24)            --
2/28/94                        10.76      0.65          0.46           (0.90)              --           (0.22)            --
2/28/93                        10.21      0.52          0.47           (0.30)              --           (0.14)            --
INVESTOR A CLASS
10/1/97 through 3/31/98 12    $10.95     $0.24        $ 0.27          $(0.26)          $   --          $(0.42)        $   --
9/30/97                        11.71      1.10         (0.05)          (1.42)              --           (0.49)            --
4/22/96 1 through 9/30/96      11.37      0.26          0.32           (0.24)              --              --             --
INVESTOR B CLASS
10/1/97 through 3/31/98 12    $10.95     $0.09        $ 0.38          $(0.22)          $   --          $(0.42)        $   --
9/30/97                        11.71      1.06            --           (1.33)              --           (0.49)            --
4/19/96 1 through 9/30/96      11.36      0.22          0.33           (0.20)              --              --             --
INVESTOR C CLASS
10/1/97 through 3/31/98 12    $10.95     $0.11        $ 0.36          $(0.22)          $   --          $(0.42)        $   --
9/30/97                        11.71      1.15         (0.09)          (1.33)              --           (0.49)            --
9/11/96 1 through 9/30/96      11.58      0.02          0.12           (0.01)              --              --             --
-------------------------
TAX-FREE INCOME PORTFOLIO
-------------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 12    $11.34     $0.27        $ 0.21          $(0.28)          $   --          $(0.05)        $   --
9/30/97                        10.84      0.56          0.51           (0.57)              --              --             --
9/30/96                        10.61      0.49          0.28           (0.54)              --              --             --
9/30/95                        10.04      0.53          0.59           (0.53)              --           (0.02)            --
9/30/94                        11.31      0.53         (0.93)          (0.53)              --           (0.34)            --
1/21/93 1 through 9/30/93      10.61      0.42          0.70           (0.42)              --              --             --
SERVICE CLASS
10/1/97 through 3/31/98 12    $11.34     $0.25        $ 0.21          $(0.26)          $   --          $(0.05)        $   --
9/30/97                        10.84      0.53          0.50           (0.53)              --              --             --
9/30/96                        10.61      0.51          0.23           (0.51)              --              --             --
9/30/95                        10.04      0.50          0.59           (0.50)              --           (0.02)            --
9/30/94                        11.31      0.51         (0.93)          (0.51)              --           (0.34)            --
7/29/93 1 through 9/30/93      10.97      0.09          0.34           (0.09)              --              --             --


                                                                                                            RATIO OF NET
                                 NET                NET                RATIO OF EXPENSES                 INVESTMENT INCOME
                                ASSET              ASSETS    RATIO OF      TO AVERAGE     RATIO OF NET       TO AVERAGE
                                VALUE              END OF   EXPENSES TO    NET ASSETS   INVESTMENT INCOME    NET ASSETS   PORTFOLIO
                               END OF   TOTAL      PERIOD  AVERAGE NET     (EXCLUDING    TO AVERAGE NET      (EXCLUDING   TURNOVER
                               PERIOD  RETURN       (000)     ASSETS        WAIVERS)         ASSETS           WAIVERS)      RATE
===================================================================================================================================
------------------------
MANAGED INCOME PORTFOLIO
------------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 12   $10.44     4.11%    $527,044    0.60%2,10      0.81%2          7.38%2            7.17%2        239%
9/30/97                       10.41    10.25      537,260    0.58 10        0.83            6.99              6.74          428
9/30/96                       10.09     4.33      564,744    0.58           0.81            6.17              5.95          638
9/30/95                       10.38    13.27      443,148    0.57           0.77            6.44              6.24          203
9/30/94                        9.79    (5.27)     395,060    0.55           0.77            6.11              5.89           61
9/30/93                       11.17    12.13      341,791    0.74           0.78            6.25              6.21           72
SERVICE CLASS
10/1/97 through 3/31/98 12   $10.44     3.96%    $351,362    0.90%2,10      1.11%2          7.05%2            6.84%2        239%
9/30/97                       10.41     9.93      266,750    0.88 10        1.13            6.76              6.51          428
9/30/96                       10.09     4.05      165,073    0.88           1.11            5.87              5.65          638
9/30/95                       10.38    12.97      116,846    0.85           1.05            6.14              5.94          203
9/30/94                        9.79    (5.49)      67,655    0.80           1.02            5.95              5.73           61
7/29/93 1 through 9/30/93     11.17     2.93       15,322    0.80 2         0.84 2          5.83 2            5.79 2         72
INVESTOR A CLASS
10/1/97 through 3/31/98 12   $10.44     3.87%3   $ 16,958    1.07%2,10      1.28%2          6.92%2            6.71%2        239%
9/30/97                       10.41     9.74 3     15,230    1.05 10        1.30            6.54              6.29          428
9/30/96                       10.09     3.83 3     11,193    1.05           1.29            5.67              5.44          638
9/30/95                       10.38    12.74 3     11,977    1.05           1.25            5.96              5.76          203
9/30/94                        9.79    (5.76)3     10,921    1.00           1.22            5.66              5.44           61
9/30/93                       11.18    12.13 3      7,252    0.84           0.88            6.09              6.05           72
INVESTOR B CLASS
10/1/97 through 3/31/98 12   $10.44     3.48%4   $  2,070    1.77%2,10      1.98%2          5.94%2            5.73%2        239%
7/15/97 1 through 9/30/97     10.41     1.35 4        468    1.31 2,10      1.56 2          4.68 2            4.43 2        428
----------------------------
INTERNATIONAL BOND PORTFOLIO
----------------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 12   $10.78     5.14%    $ 38,455    0.99%2         1.04%2          4.16%2            4.11%2        160%
9/30/97                       10.95    11.59       43,310    0.98 11        1.08            5.28              5.18          272
6/10/96 1 through 9/30/96     11.71     4.48       30,882    0.92 2         1.32 2          6.28 2            5.88 2        108
SERVICE CLASS
10/1/97 through 3/31/98 12   $10.78     4.99%    $  6,565    1.29%2         1.34%2          3.86%2            3.81%2        160%
9/30/97                       10.95    11.23        6,708    1.29 11        1.39            5.02              4.92          272
2/1/96 through 9/30/96        11.71     5.39        7,836    1.09 2         1.20 2          3.82 2            3.72 2        108
3/1/95 through 1/31/96        11.39    16.79       37,627    1.23 2         1.23 2          5.62 2            5.62 2        159
2/28/95                       10.52     1.50       45,657    1.24           1.24            5.96              5.96          131
2/28/94                       10.75    10.24       46,888    1.38           1.38            6.00              6.00          128
2/28/93                       10.76     9.55       38,257    1.30           1.30            6.31              6.31          115
INVESTOR A CLASS
10/1/97 through 3/31/98 12   $10.78     4.90%3   $  1,318    1.46%2         1.51%2          3.72%2            3.67%2        160%
9/30/97                       10.95    11.02 3      1,015    1.42 11        1.52            4.49              4.39          272
4/22/96 1 through 9/30/96     11.71     5.13 3        176    1.45 2         1.86 2          5.29 2            4.88 2        108
INVESTOR B CLASS
10/1/97 through 3/31/98 12   $10.78     4.51%4   $  1,310    2.20%2         2.25%2          2.92%2            2.87%2        160%
9/30/97                       10.95    10.11 4        979    2.12 2,11      2.22            3.65              3.55          272
4/19/96 1 through 9/30/96     11.71     4.90 4        136    2.09 2         2.49 2          4.61 2            4.21 2        108
INVESTOR C CLASS
10/1/97 through 3/31/98 12   $10.78     4.51%4   $  1,007    2.19%2         2.24%2          2.91%2            2.86%2        160%
9/30/97                       10.95    10.13 4        474    2.11 11        2.21            3.57              3.47          272
9/11/96 1 through 9/30/96     11.71     1.24 4         19    1.53 2         1.93 2          2.79 2            2.38 2        108
-------------------------
TAX-FREE INCOME PORTFOLIO
-------------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 12   $11.49     4.29%    $ 13,515    0.56%2         0.87%2          4.64%2            4.33%2         81%
9/30/97                       11.34    10.09        9,419    0.55           0.90            5.07              4.72          262
9/30/96                       10.84     7.45        8,350    0.55           0.89            5.10              4.78          268
9/30/95                       10.61    11.54          271    0.52           1.30            5.19              4.41           92
9/30/94                       10.04    (3.77)         132    0.50           1.73            4.97              3.74           40
1/21/93 1 through 9/30/93     11.31    10.72          675    0.50 2         1.28 2          5.14 2            4.36 2         71
SERVICE CLASS
10/1/97 through 3/31/98 12   $11.49     4.12%    $ 63,411    0.86%2         1.17%2          4.34%2            4.03%2         81%
9/30/97                       11.34     9.77       58,779    0.85           1.20            4.76              4.41          262
9/30/96                       10.84     7.14       36,161    0.85           1.18            4.88              4.56          268
9/30/95                       10.61    11.24        4,713    0.80           1.57            4.92              4.15           92
9/30/94                       10.04    (4.02)       2,109    0.75           1.98            4.75              3.52           40
7/29/93 1 through 9/30/93     11.31     3.92          634    0.71 2         1.49 2          4.99 2            4.21 2         71

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     64-65

[LOGO OMITTED]                                                   BLACKROCK FUNDS


BLACKROCK FUNDS                                                   [LOGO OMITTED]



                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                NET                    NET GAIN                      DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS
                               ASSET                  (LOSS) ON      DISTRIBUTIONS     IN EXCESS        FROM NET       IN EXCESS
                               VALUE       NET        INVESTMENTS      FROM NET          OF NET         REALIZED        OF NET
                             BEGINNING INVESTMENT  (BOTH REALIZED    INVESTMENT        INVESTMENT       CAPITAL        REALIZED
                             OF PERIOD   INCOME    AND UNREALIZED)     INCOME           INCOME           GAINS          GAINS
====================================================================================================================================
INVESTOR A CLASS
10/1/97 through 3/31/98 12    $11.34     $0.24        $ 0.21          $(0.25)          $  --           $(0.05)        $  --
9/30/97                        10.84      0.50          0.51           (0.51)             --               --            --
9/30/96                        10.61      0.45          0.21           (0.43)             --               --            --
9/30/95                        10.04      0.48          0.59           (0.48)             --            (0.02)           --
9/30/94                        11.31      0.48         (0.93)          (0.48)             --            (0.34)           --
9/30/93                        10.60      0.55          0.83           (0.55)             --            (0.12)           --
INVESTOR B CLASS
10/1/97 through 3/31/98 12    $11.34     $0.19        $ 0.22          $(0.21)          $  --           $(0.05)        $  --
9/30/97                        10.84      0.44          0.49           (0.43)             --               --            --
7/18/96 1 through 9/30/96      10.74      0.08          0.10           (0.08)             --               --            --
INVESTOR C CLASS
10/1/97 through 3/31/98 12    $11.34     $0.17        $ 0.24          $(0.21)          $  --           $(0.05)        $  --
2/28/97 1 through 9/30/97      11.04      0.28          0.27           (0.25)             --               --            --
--------------------------------------
PENNSYLVANIA TAX-FREE INCOME PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 12    $10.77     $0.26        $ 0.17          $(0.26)          $  --           $   --         $  --
9/30/97                        10.44      0.53          0.33           (0.53)             --               --            --
9/30/96                        10.33      0.52          0.12           (0.53)             --               --            --
9/30/95                         9.82      0.52          0.51           (0.52)             --               --            --
9/30/94                        10.70      0.53         (0.85)          (0.53)             --            (0.03)           --
12/1/92 1 through 9/30/93      10.00      0.39          0.73           (0.39)             --            (0.03)           --
SERVICE CLASS
10/1/97 through 3/31/98 12    $10.77     $0.24        $ 0.18          $(0.25)          $  --           $   --         $  --
9/30/97                        10.44      0.50          0.33           (0.50)             --               --            --
9/30/96                        10.33      0.50          0.11           (0.50)             --               --            --
9/30/95                         9.82      0.50          0.51           (0.50)             --               --            --
9/30/94                        10.70      0.51         (0.85)          (0.51)             --            (0.03)           --
7/29/93 1 through 9/30/93      10.43      0.09          0.28           (0.09)             --            (0.01)           --
INVESTOR A CLASS
10/1/97 through 3/31/98 12    $10.77     $0.23        $ 0.18          $(0.24)          $  --           $   --         $  --
9/30/97                        10.44      0.48          0.33           (0.48)             --               --            --
9/30/96                        10.33      0.48          0.11           (0.48)             --               --            --
9/30/95                         9.82      0.48          0.51           (0.48)             --               --            --
9/30/94                        10.70      0.52         (0.85)          (0.52)             --            (0.03)           --
12/1/92 1 through 9/30/93      10.00      0.42          0.73           (0.42)             --            (0.03)           --
INVESTOR B CLASS
10/1/97 through 3/31/98 12    $10.77     $0.19        $ 0.18          $(0.20)          $  --           $   --         $  --
9/30/97                        10.44      0.40          0.33           (0.40)             --               --            --
9/30/96                        10.33      0.40          0.11           (0.40)             --               --            --
10/3/94 1 through 9/30/95       9.82      0.42          0.51           (0.42)             --               --            --
------------------------------------
NEW JERSEY TAX-FREE INCOME PORTFOLIO
------------------------------------
SERVICE CLASS
10/1/97 through 3/31/98 12    $11.65     $0.26        $ 0.14          $(0.27)          $  --           $   --         $  --
9/30/97                        11.27      0.52          0.37           (0.51)             --               --            --
2/1/96 through 9/30/96         11.61      0.73         (0.32)          (0.75)             --               --            --
3/1/95 through 1/31/96         10.94      0.46          0.65           (0.44)             --               --            --
2/28/95                        11.31      0.51         (0.36)          (0.51)             --            (0.01)           --
2/28/94                        11.30      0.54          0.04           (0.54)             --            (0.03)           --
2/28/93                        10.46      0.52          0.85           (0.53)             --               --            --
INVESTOR A CLASS
10/1/97 through 3/31/98 12    $11.65     $0.25        $ 0.14          $(0.26)          $  --           $   --         $  --
9/30/97                        11.27      0.51          0.37           (0.50)             --               --            --
2/1/96 through 9/30/96         11.61      0.34         (0.34)          (0.34)             --               --            --
1/26/96 1 through 1/31/96      11.54        --          0.07              --              --               --            --
INVESTOR B CLASS
10/1/97 through 3/31/98 12    $11.65     $0.20        $ 0.15          $(0.22)          $  --           $   --         $  --
9/30/97                        11.27      0.41          0.38           (0.41)             --               --            --
7/2/96 1 through 9/30/96       11.15      0.09          0.12           (0.09)             --               --            --


                                                                                                              RATIO OF NET
                                   NET                NET                RATIO OF EXPENSES                 INVESTMENT INCOME
                                  ASSET              ASSETS    RATIO OF      TO AVERAGE     RATIO OF NET       TO AVERAGE
                                  VALUE              END OF   EXPENSES TO    NET ASSETS   INVESTMENT INCOME    NET ASSETS  PORTFOLIO
                                 END OF   TOTAL      PERIOD  AVERAGE NET     (EXCLUDING    TO AVERAGE NET      (EXCLUDING   TURNOVER
                                 PERIOD  RETURN       (000)     ASSETS        WAIVERS)         ASSETS           WAIVERS)      RATE
====================================================================================================================================
INVESTOR A CLASS
10/1/97 through 3/31/98 12     $11.49      4.04%3   $  5,678    1.04%2        1.35%2           4.19%2            3.88%2         81%
9/30/97                         11.34      9.58 3      5,530    1.02          1.37             4.60              4.25          262
9/30/96                         10.84      6.94 3      4,873    1.04          1.37             4.67              4.35          268
9/30/95                         10.61     10.99 3      6,591    1.00          1.78             4.74              3.96           92
9/30/94                         10.04     (4.19)3      6,972    0.95          2.18             4.53              3.30           40
9/30/93                         11.31     13.48 3      7,831    0.57          1.36             5.06              4.27           71
INVESTOR B CLASS
10/1/97 through 3/31/98 12     $11.49      3.65%4   $  1,765    1.76%2        2.07%2           3.36%2            3.05%2         81%
9/30/97                         11.34      8.77 4        926    1.75          2.10             3.65              3.30          262
7/18/96 1 through 9/30/96       10.84      1.72 4         10    1.65 2        1.98 2           3.84 2            3.51 2        268
INVESTOR C CLASS
10/1/97 through 3/31/98 12     $11.49      3.65%4   $     58    1.73%2        2.04%2           3.24%2            2.93%2         81%
2/28/97 1 through 9/30/97       11.34      5.02 4         --    1.70 2        2.05 2           3.95 2            3.60 2        262
--------------------------------------
PENNSYLVANIA TAX-FREE INCOME PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 12     $10.94      4.06%    $ 10,658    0.55%2        0.86%2           4.70%2            4.39%2         36%
9/30/97                         10.77      8.43        5,108    0.55          0.86             4.97              4.66           97
9/30/96                         10.44      6.29        3,609    0.55          0.85             5.01              4.72          119
9/30/95                         10.33     10.81        2,092    0.52          0.84             5.23              4.91           66
9/30/94                          9.82     (2.96)         639    0.39          0.99             5.27              4.67           30
12/1/92 1 through 9/30/93       10.70     11.69          256    0.09 2        0.97 2           5.19 2            4.31 2         40
SERVICE CLASS
10/1/97 through 3/31/98 12     $10.94      3.91%    $ 59,551    0.84%2        1.15%2           4.41%2            4.10%2         36%
9/30/97                         10.77      8.10       50,395    0.85          1.16             4.67              4.36           97
9/30/96                         10.44      5.97       34,297    0.85          1.15             4.74              4.44          119
9/30/95                         10.33     10.51       13,815    0.79          1.11             5.04              4.72           66
9/30/94                          9.82     (3.20)      11,518    0.55          1.15             4.97              4.37           30
7/29/93 1 through 9/30/93       10.70      3.54        3,894    0.34 2        0.01 2           4.90 2            4.02 2         40
INVESTOR A CLASS
10/1/97 through 3/31/98 12     $10.94      3.83%3   $ 31,548    0.99%2        1.30%2           4.27%2            3.96%2         36%
9/30/97                         10.77      7.95 3     32,900    0.97          1.30             4.54              4.23           97
9/30/96                         10.44      5.81 3     38,031    1.00          1.30             4.58              4.29          119
9/30/95                         10.33     10.30 3     42,775    0.98          1.30             4.88              4.56           66
9/30/94                          9.82     (3.06)3     46,563    0.41          1.01             5.06              4.46           30
12/1/92 1 through 9/30/93       10.70     11.69 3     35,934    0.07 2        0.95 2           5.19 2            4.31 2         40
INVESTOR B CLASS
10/1/97 through 3/31/98 12     $10.94      3.48%4   $ 14,428    1.76%2        2.07%2           3.48%2            3.17%2         36%
9/30/97                         10.77      7.12 4     12,388    1.76          2.07             3.73              3.42           97
9/30/96                         10.44      5.04 4      7,974    1.74          2.03             3.81              3.51          119
10/3/94 1 through 9/30/95       10.33      9.69 4      4,008    1.57 2        1.89 2           4.07 2            3.75 2         66
------------------------------------
NEW JERSEY TAX-FREE INCOME PORTFOLIO
------------------------------------
SERVICE CLASS
10/1/97 through 3/31/98 12     $11.78      3.48%    $ 83,346    0.86%2        1.17%2           4.37%2            4.06%2         13%
9/30/97                         11.65      8.11       84,596    0.85          1.17             4.59              4.27           77
2/1/96 through 9/30/96          11.27      0.15       88,077    0.85 2        1.17 2           4.44 2            4.13 2        109
3/1/95 through 1/31/96          11.61     10.35       97,976    0.88 2        0.90 2           4.43 2            4.41 2         26
2/28/95                         10.94      1.49       96,857    0.79          0.87             4.71              4.63           28
2/28/94                         11.31      5.18      111,354    0.38          0.86             4.75              4.27           12
2/28/93                         11.30     13.48       47,169    0.48          1.04             5.04              4.48           16
INVESTOR A CLASS
10/1/97 through 3/31/98 12     $11.78      3.39%3   $  1,301    1.04%2        1.35%2           4.23%2            3.92%2         13%
9/30/97                         11.65      7.94 3      1,548    1.02          1.34             4.41              4.09           77
2/1/96 through 9/30/96          11.27     (0.01)3        894    1.01 2        1.33 2           4.29 2            3.98 2        109
1/26/96 1 through 1/31/96       11.61      0.63 3         14    1.02 2        1.36 2           2.79 2            2.45 2         26
INVESTOR B CLASS
10/1/97 through 3/31/98 12     $11.78      3.01%4   $    868    1.78%2        2.09%2           3.43%2            3.12%2         13%
9/30/97                         11.65      7.14 4        767    1.74          2.06             3.60              3.28           77
7/2/96 1 through 9/30/96        11.27      2.04 4         30    1.74 2        2.06 2           3.48 2            3.16 2        109

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     66-67

[LOGO OMITTED]                                                   BLACKROCK FUNDS

BLACKROCK FUNDS                                                   [LOGO OMITTED]



                        FINANCIAL HIGHLIGHTS (CONCLUDED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                NET                    NET GAIN                      DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS
                               ASSET                  (LOSS) ON      DISTRIBUTIONS     IN EXCESS        FROM NET       IN EXCESS
                               VALUE       NET        INVESTMENTS      FROM NET          OF NET         REALIZED        OF NET
                             BEGINNING INVESTMENT  (BOTH REALIZED    INVESTMENT        INVESTMENT       CAPITAL        REALIZED
                             OF PERIOD   INCOME    AND UNREALIZED)     INCOME           INCOME           GAINS          GAINS
====================================================================================================================================
------------------------------
OHIO TAX-FREE INCOME PORTFOLIO
------------------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 12    $10.50     $0.25        $ 0.12          $(0.25)          $  --           $   --         $  --
9/30/97                        10.15      0.51          0.34           (0.50)             --               --            --
9/30/96                        10.05      0.50          0.10           (0.50)             --               --            --
9/30/95                         9.60      0.55          0.45           (0.55)             --               --            --
9/30/94                        10.53      0.53         (0.91)          (0.53)             --            (0.02)           --
12/1/92 1 through 9/30/93      10.00      0.36          0.53           (0.36)             --               --            --
SERVICE CLASS
10/1/97 through 3/31/98 12    $10.50     $0.23        $ 0.13          $(0.24)          $  --           $   --         $  --
9/30/97                        10.15      0.47          0.35           (0.47)             --               --            --
9/30/96                        10.05      0.48          0.10           (0.48)             --               --            --
9/30/95                         9.60      0.52          0.45           (0.52)             --               --            --
9/30/94                        10.53      0.49         (0.91)          (0.49)             --            (0.02)           --
7/29/93 1 through 9/30/93      10.24      0.09          0.29           (0.09)             --               --            --
INVESTOR A CLASS
10/1/97 through 3/31/98 12    $10.50     $0.22        $ 0.13          $(0.23)          $  --           $   --         $  --
9/30/97                        10.15      0.45          0.35           (0.45)             --               --            --
9/30/96                        10.05      0.46          0.10           (0.46)             --               --            --
9/30/95                         9.60      0.52          0.45           (0.52)             --               --            --
9/30/94                        10.53      0.53         (0.91)          (0.53)             --            (0.02)           --
12/1/92 1 through 9/30/93      10.00      0.36          0.53           (0.36)             --               --            --
INVESTOR B CLASS
10/1/97 through 3/31/98 12    $10.50     $0.18        $ 0.13          $(0.19)          $  --           $   --         $  --
9/30/97                        10.15      0.37          0.35           (0.37)             --               --            --
9/30/96                        10.05      0.38          0.10           (0.38)             --               --            --
10/13/94 1 through 9/30/95      9.58      0.42          0.47           (0.42)             --               --            --


                                                                                                             RATIO OF NET
                                  NET                NET                RATIO OF EXPENSES                 INVESTMENT INCOME
                                 ASSET              ASSETS    RATIO OF      TO AVERAGE     RATIO OF NET       TO AVERAGE
                                 VALUE              END OF   EXPENSES TO    NET ASSETS   INVESTMENT INCOME    NET ASSETS   PORTFOLIO
                                END OF   TOTAL      PERIOD  AVERAGE NET     (EXCLUDING    TO AVERAGE NET      (EXCLUDING   TURNOVER
                                PERIOD  RETURN       (000)     ASSETS        WAIVERS)         ASSETS           WAIVERS)      RATE
====================================================================================================================================
------------------------------
OHIO TAX-FREE INCOME PORTFOLIO
------------------------------
INSTITUTIONAL CLASS
10/1/97 through 3/31/98 12    $10.62     3.58%      $  856      0.56%2        1.06%2           4.67%2            4.17%2        30%
9/30/97                        10.50     8.53          928      0.55          1.06             4.80              4.29          87
9/30/96                        10.15     6.12          409      0.51          1.10             4.96              4.37         136
9/30/95                        10.05    10.75          200      0.12          1.19             5.61              4.54          63
9/30/94                         9.60    (3.75)         127      0.10          1.49             5.16              3.77          61
12/1/92 1 through 9/30/93      10.53     9.10        1,676      0.08 2        2.59 2           4.99 2            2.48 2        36
SERVICE CLASS
10/1/97 through 3/31/98 12    $10.62     3.42%     $ 8,203      0.86%2        1.36%2           4.37%2            3.87%2        30%
9/30/97                        10.50     8.21        7,421      0.85          1.36             4.51              4.00          87
9/30/96                        10.15     5.80        6,377      0.79          1.38             4.69              4.10         136
9/30/95                        10.05    10.45        5,150      0.39          1.46             5.39              4.31          63
9/30/94                         9.60    (4.00)       4,428      0.35          1.74             5.06              3.67          61
7/29/93 1 through 9/30/93      10.53     3.68          907      0.32 2        2.83 2           4.71 2            2.20 2        36
INVESTOR A CLASS
10/1/97 through 3/31/98 12    $10.62     3.33%3    $ 2,505      1.03%2        1.53%2           4.20%2            3.70%2        30%
9/30/97                        10.50     8.03 3      2,614      1.02          1.53             4.35              3.84          87
9/30/96                        10.15     5.66 3      2,833      0.91          1.50             4.57              3.98         136
9/30/95                        10.05    10.46 3      3,303      0.38          1.45             5.42              4.35          63
9/30/94                         9.60    (3.75)3      3,825      0.10          1.49             5.18              3.79          61
12/1/92 1 through 9/30/93      10.53     9.10 3      2,386      0.07 2        2.58 2           4.90 2            2.39 2        36
INVESTOR B CLASS
10/1/97 through 3/31/98 12    $10.62     2.95%4    $   780      1.77%2        2.27%2           3.42%2            2.92%2        30%
9/30/97                        10.50     7.23 4        622      1.75          2.26             3.52              3.01          87
9/30/96                        10.15     4.87 4        161      1.66          2.26             3.80              3.21         136
10/13/94 1 through 9/30/95     10.05     9.33 4        106      1.17 2        2.25 2           4.48 2            3.41 2        63

1    Commencement of operations of share class.
2    Annualized.
3    Sales load not reflected in total return.
4    Contingent deferred sales load not reflected in total return.
5 Including interest expense, ratios for the BlackRock, Investor B, and Investor C classes would have been 1.40%, 2.72%, and 2.70% respectively, for the period ended March 31, 1998, and 1.01%, 2.19%, and 2.23%, respectively, for the period ended September 30, 1997, the Institutional, Service, and Investor A would have been 1.54%, 1.85%, and 2.02%, respectively, for the period March 31, 1998, and 0.92%, 1.24%, and 1.42%, respectively, for the period ended September 30, 1997, and would have been 0.64%, 0.97%, and 1.12%, respectively, for the period September 30, 1996 and 0.96%, 1.18%, and 1.34%, respectively, for the period ended March 31, 1996. For the periods prior to March 31, 1996, interest income was presented net of interest expense.
6 Including interest expense, ratios for the Investor B and Investor C classes would have been 1.79% and 1.77% respectively, for the period ended March 31, 1998, and 1.90% and 1.78%, respectively, for the period ended September 30, 1997, the Institutional, Service, and Investor A would have been 0.59%, 0.89%, and 1.06%, respectively, for the period ended March 31, 1998, and 0.67%, 0.97%, and 1.14%, respectively, for the period ended September 30, 1997, and would have have been 0.70%, 1.00%, and 1.14%, respectively, for the period September 30, 1996 and 0.42%, 0.69%, and 0.70%, respectively, for the period ended September 30, 1995.
7 Including interest expense, ratios for the Investor B class would have been 2.74% for the period ended March 31, 1998, the Institutional, Service, and Investor A classes would have been 1.92%, 2.22%, and 2.39%, respectively, for the period ended March 31, 1998, and would have been 0.98%, 1.27%, and 1.44%, respectively, for the period ended September 30, 1997, and 0.83%, 1.14%, and 1.27%, respectively, for the period ended September 30, 1996, and would have been 0.55%, 0.82%, and 0.84%, respectively, for the period September 30, 1995.
8 Including interest expense, ratios for the BlackRock and Investor C classes would have been 1.02% and 2.30% respectively, for the period ended March 31, 1998, and 0.56% and 1.93%, respectively, for the period ended September 30, 1997, the Institutional, Service, Investor A, and Investor B would have been 1.17%, 1.49%, 1.64%, and 2.36%, respectively, for the period ended March 31, 1998, and 0.84%, 1.35%, 1.36%, and 2.17%, respectively, for the period ended September 30, 1997, and would have been 0.80%, 1.08%, 1.27%, and 2.00%, respectively, for the period September 30, 1996 and 0.75%, 0.94%, 1.11%, and 1.86%, respectively, for the period ended March 31, 1996. For the periods prior to March 31, 1996, interest income was presented net of interest expense.
9 Including interest expense, ratios for the Investor C class would have been 2.46%, for the period ended March 31, 1998, and 3.24% for the period ended September 30, 1997, the Investor A and Investor B classes would have been 1.79% and 2.52%, respectively, for the period ended March 31, 1998, and would have been 1.41%, and 2.14%, respectively, for the period ended September 30, 1997, and 2.96%, and 3.69%, respectively, for the period ended September 30, 1996, and would have been 0.92% and 1.60%, respectively, for the period ended September 30, 1995.
10 Including interest expense, ratios for the Institutional, Service, Investor A and Investor B classes would have been 1.77%, 2.06%, 2.24%, and 2.89% respectively, for the period ended March 31, 1998, and 0.92%, 1.27%, 1.41%, and 2.14%, respectively, for the period endedSeptember 30, 1997. For periods prior to October 1, 1996, interest income was presented net of interest expense.
11 Including interest expense, ratios for the Institutional, Service, Investor A, Investor B, and Investor C classes would have been 0.98%, 1.30%, 1.42%, 2.12%, and 2.11% for the period ended September 30, 1997. For periods prior to October 1, 1996, interest income was presented net of interest expense.
12   Unaudited.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     68-69

[LOGO OMITTED]                                                   BLACKROCK FUNDS


                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


     BlackRock  Funds(SERVICE  MARK) ("the Fund")  (formerly The Compass Capital
Fund) was organized on December 22, 1988, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 31 publicly-offered portfolios, 11 of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Portfolios of the Fund offer as many as six classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.


   Portfolio                                                   Share Classes
------------------------------------------------------------------------------------------------------------------------------------
                        BlackRock      Institutional          Service          Investor A        Investor B          Investor C
------------------------------------------------------------------------------------------------------------------------------------
                  Contractual Actual Contractual Actual Contractual Actual Contractual Actual Contractual Actual Contractual Actual
                      Fees    Fees(4)   Fees     Fees(4)   Fees(1)  Fees(4)  Fees(2)   Fees(4)   Fees(3)  Fees(4)   Fees(3)  Fees(4)
------------------------------------------------------------------------------------------------------------------------------------
Low Duration Bond    None     None      None      None      0.30%    0.30%    0.50%     0.40%     1.15%    1.15%    1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
Intermediate
  Government Bond     N/A      N/A      None      None      0.30%    0.30%    0.50%     0.40%     1.15%    1.15%    1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond     N/A      N/A      None      None      0.30%    0.30%    0.50%     0.40%     1.15%    1.15%    1.15%     N/A
------------------------------------------------------------------------------------------------------------------------------------
Core Bond            None     None      None      None      0.30%    0.30%    0.50%     0.40%     1.15%    1.15%    1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
Government Income     N/A      N/A      None      None      0.30%     N/A     0.50%     0.40%     1.15%    1.15%    1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
Managed Income        N/A      N/A      None      None      0.30%    0.30%    0.50%     0.40%     1.15%    1.15%    1.15%     N/A
------------------------------------------------------------------------------------------------------------------------------------
International Bond    N/A      N/A      None      None      0.30%    0.30%    0.50%     0.40%     1.15%    1.15%    1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Income       N/A      N/A      None      None      0.30%    0.30%    0.50%     0.40%     1.15%    1.15%    1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Tax-
  Free Income         N/A      N/A      None      None      0.30%    0.30%    0.50%     0.40%     1.15%    1.15%    1.15%     N/A
------------------------------------------------------------------------------------------------------------------------------------
New Jersey Tax-
  Free Income         N/A      N/A      None      None      0.30%    0.30%    0.50%     0.40%     1.15%    1.15%    1.15%     N/A
------------------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Free
  Income              N/A      N/A      None      None      0.30%    0.30%    0.50%     0.40%     1.15%    1.15%    1.15%     N/A
------------------------------------------------------------------------------------------------------------------------------------

(1) -- the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.
(2) -- the maximum annual contractual fees are comprised of a .10% distribution fee, .25% service fee and .15% shareholder processing fee.
(3) -- the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.
(4)  -- the actual fees are as of March 31, 1998.

     In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net asset of such respective classes.

(A)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management estimates. Actual results could differ from the estimates.

     SECURITY VALUATION -- Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. Corporate bonds and tax-exempt bonds are valued on the basis of quotations provided by a pricing service which uses information with respect to transactions on bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument.

BLACKROCK FUNDS                                                   [LOGO OMITTED]



     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared by each Portfolio each day on "settled" shares (i.e. shares for which the particular Portfolio has received payment in federal funds) and are paid monthly. Over the course of a year, substantially all of each Portfolio's net investment income will be declared as dividends. The amount of the daily dividend for each Portfolio will be based on periodic projections of its net investment income. Net realized capital gains, if any, will be distributed at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to differences between generally accepted accounting principles and tax accounting principles related to the character of income and expense recognition.

     FEDERAL TAXES -- No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the International Bond Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

     (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Bond Portfolio isolates that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

     The International Bond Portfolio reports certain foreign currency related transactions as components of realized and unrealized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS -- The International Bond Portfolio enters into forward foreign currency contracts as a hedge against either specific transactions or portfolio positions. These contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. Such contracts, which protect the value of the International Bond Portfolio's investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The aggregate principal amounts of the contracts are not recorded as the International Bond Portfolio intends to settle the contracts prior to delivery. Under the terms of foreign currency contracts open at March 31, 1998, the International Bond Portfolio is obligated to deliver or receive currency in exchange for U.S. dollars as indicated below:

                                                                     UNREALIZED
                                                        VALUE AT       FOREIGN
SETTLEMENT            CURRENCY             CONTRACT     MARCH 31,     EXCHANGE
   DATE                 SOLD                AMOUNT        1998       GAIN/(LOSS)
----------   -------------------------  ------------- ------------- ------------
04/17/98     Canadian Dollar .........   $ 3,061,935   $ 3,106,928   $ (44,993)
04/27/98     Danish Krone ............     1,745,783     1,725,042      20,741
05/26/98     German Deutsche Mark ....     7,635,391     7,538,124      97,267
04/17/98     European Currency Unit ..     2,348,875     2,313,357      35,518
04/17/98     French Franc ............     1,733,818     1,695,999      37,819
05/26/98     Great British Pound .....     6,171,748     6,182,034     (10,286)
04/17/98     Spanish Peso ............     2,267,101     2,217,035      50,066
04/27/98     Swedish Krone ...........     1,869,017     1,853,132      15,885
04/17/98     Italian Lira ............     1,761,055     1,727,447      33,608
04/13/98     Japanese Yen ............     9,238,025     8,571,982     666,043
05/26/98     Netherland Guild ........     1,567,069     1,547,250      19,819
                                         -----------   -----------    --------
                                         $39,399,817   $38,478,330    $921,487
                                         ===========   ===========    ========

[LOGO OMITTED]                                                   BLACKROCK FUNDS



              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     CROSS CURRENCY SWAPS -- Low Duration may enter into cross currency swaps in accordance with its investment objectives. A swap agreement obligates two parties to exchange returns realized on a notional amount agreed upon by both parties. The obligations of the parties are calculated on a net basis based on the daily fluctuations in the indices on which the contract is based. The daily net fluctuation is recorded as unrealized gains or losses by Low Duration. At the termination of the agreement, Low Duration will receive from or pay to the counter party, the accumulated net unrealized gain or loss, which will then be recorded as realized.

     At March 31, 1998, Low Duration had an outstanding cross currency swap with JP Morgan dated January 12, 1998, (which represents approximately 0% of the net assets of Low Duration), terminating on June 20, 2000. The notional value of the swap was $7,532,957 and Low Duration had recorded net unrealized appreciation of $23,902 consisting of $97,019, owed to JP Morgan, $88,933 due from broker and $32,488 recorded as unrealized appreciation due to daily exchange rate differences. Payments made by Low Duration are based on the London Interbank Offered Rate (LIBOR) calculated on the original notional amount plus accumulated interest added on the monthly LIBOR reset date. Payments received by Low Duration are based on the fixed rate 4.5% calculated on the original notional amount of 1,000,000,000 Japanese yen.

     Risks may arise upon entering into cross currency swaps in the event of the default or bankruptcy of a swap agreement counter party.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Expenses not directly attributable to a specific Portfolio or class are allocated among all of the Portfolios or classes of the Fund based on their relative net assets.

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

     REVERSE REPURCHASE AGREEMENTS -- The Fund enters into reverse repurchase agreements with qualified, third party brokers-dealers as determined by and under the direction of the Fund's Board of Trustees. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it identifies for segregation certain liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

                                                LOW DURATION      INTERMEDIATE         MANAGED
                                                    BOND              BOND             INCOME
                                                  PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                ------------       -----------        ----------
  Average daily balance of reverse repurchase
     agreements outstanding during the period
     ended March 31, 1998 ......................  $52,410,343       $81,193,616       $176,225,232
  Weighted Average Interest Rate                         4.88%             5.67%              5.34%
  Maximum Amount of reverse repurchase
     agreements outstanding at any month-end
     during the period ended March 31, 19981 ...  $63,006,410       $90,796,061       $242,715,718
  Percentage of total assets                            21.26%            20.12%             22.76%
  Amount of reverse repurchase agreements
     outstanding at March 31, 1998 .............  $32,324,248       $59,666,744        $94,544,706
  Percentage of total assets                             9.68%            14.94%              8.62%

---------------------
1 The maximum amount of reverse repurchase agreements outstanding at any month end occurred on December 31, 1997, October 31, 1997, and December 31, 1997, respectively.

     FUTURES TRANSACTIONS -- The Fund invests in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Certain Portfolios may enter into futures contracts subject to certain limitations. Upon entering into a futures contract, the Portfolio is required to deposit cash or pledge U.S. Government securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or

BLACKROCK FUNDS                                                   [LOGO OMITTED]



securities, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

     OPTION SELLING/PURCHASING -- The Fund invests in financial options contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     TBA PURCHASE COMMITMENTS -- The Portfolios may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

     MORTGAGE DOLLAR ROLLS -- Each Portfolio (except the Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income and Ohio Tax-Free Income Portfolios) may enter into mortgage dollar rolls (principally using
TBA's) in which the Portfolio sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Portfolio accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. A Portfolio must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls.

     In a "fee" roll, the compensation is recorded as deferred income and amortized to income over the roll period. In a "drop" roll, the compensation is paid via a lower price for the security upon its repurchase. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price fixed and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. A Portfolio engages in dollar rolls for the purpose of enhancing its yield, principally by earning a negotiated fee.

     SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans (including rights to draw on letters of credit) at March 31, 1998 is as follows:

                                                                 VALUE OF
                                            MARKET VALUE OF     COLLATERAL
 PORTFOLIO                                 SECURITIES LOANED     RECEIVED
 ---------                                 -----------------   --------------
 Intermediate Government Bond Portfolio ...    $ 4,401,686       $ 4,526,375
 Core Bond Portfolio ......................     67,394,733        70,254,438
 Government Income Portfolio ..............      3,984,039         4,169,856
 Managed Income Portfolio .................    208,050,836       216,943,044

[LOGO OMITTED]                                                   BLACKROCK FUNDS

     OTHER -- Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

     Some countries in which the Portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

(B)    TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant  to an  Investment  Advisory  Agreement,  BlackRock  Advisors,Inc.
(formerly PNC Asset Management Group, Inc.), a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser for the Portfolios. BlackRock Financial Management, Inc., a wholly-owned subsidiary of BlackRock Advisors, Inc., serves as sub-adviser for all of the Portfolios. BlackRock, Inc. is an indirect majority-owned subsidiary of PNC Bank Corp.

     For its advisory services, BlackRock Advisors, Inc. is entitled to receive fees, computed daily and paid monthly, at the following annual rates, based on each Portfolio's average daily net assets:


                                EACH PORTFOLIO
                           EXCEPT THE INTERNATIONAL         INTERNATIONAL
                                BOND PORTFOLIO             BOND PORTFOLIO
                           ------------------------    -----------------------
                                  INVESTMENT                 INVESTMENT
AVERAGE DAILY NET ASSETS         ADVISORY FEE               ADVISORY FEE
-------------------------  ------------------------    -----------------------
first $1 billion                         .500%                      .550%
$1 billion - $2 billion                  .450                       .500
$2 billion - $3 billion                  .425                       .475
greater than $3 billion                  .400                       .450

     BlackRock Advisors, Inc. may, at its discretion, waive all or any portion of its advisory fee for any Portfolio. For the period ended March 31, 1998, advisory fees and waivers for each Portfolio were as follows:

                                              GROSS                 NET ADVISORY
                                          ADVISORY FEE    WAIVER         FEE
                                          ------------  ----------  ------------
  Low Duration Bond Portfolio              $  690,048     $391,916   $  298,132
  Intermediate Government Bond Portfolio      358,304      141,694      216,610
  Intermediate Bond Portfolio                 857,886      352,365      505,521
  Core Bond Portfolio                       1,636,763      921,848      714,915
  Government Income Portfolio                  57,651       51,264        6,387
  Managed Income Portfolio                  2,050,336      603,684    1,446,652
  International Bond Portfolio                136,709        9,538      127,171
  Tax-Free Income Portfolio                   196,989       94,119      102,870
  Pennsylvania Tax-Free Income Portfolio      269,418      108,519      160,899
  New Jersey Tax-Free Income Portfolio        215,815       97,576      118,239
  Ohio Tax-Free Income Portfolio               30,953       25,733        5,220

     BlackRock Advisors, Inc. pays BlackRock Financial Management,Inc. fees for its sub-advisory services.

     PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., BlackRock Advisors, Inc., and BlackRock Distributors, Inc. ("BDI") (formerly Compass Distributors, Inc.) act as co-administrators for the Fund. The combined administration fee is computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates:23% of the first $500 million, .21% of the next $500 million and .19% of assets in excess of $1 billion.

BLACKROCK FUNDS                                                   [LOGO OMITTED]




     PFPC,   BlackRock  Advisors,   Inc.  and  BDI  may,  at  their  discretion,
voluntarily waive all or any portion of their administration fees for any Portfolio. For the period ended March 31, 1998, administration fees and waivers for each Portfolio were as follows:

                                             GROSS                      NET
                                        ADMINISTRATION            ADMINISTRATION
                                              FEE         WAIVER        FEE
                                        --------------  --------- --------------
Low Duration Bond Portfolio                 $317,422     $ 81,579    $235,843
Intermediate Government Bond Portfolio       164,820       69,021      95,799
Intermediate Bond Portfolio                  394,627      118,785     275,842
Core Bond Portfolio                          737,303       50,311     686,992
Government Income Portfolio                   26,520       12,528      13,992
Managed Income Portfolio                     911,004      281,263     629,741
International Bond Portfolio                  57,169        2,791      54,378
Tax-Free Income Portfolio                     90,615       28,236      62,379
Pennsylvania Tax-Free Income Portfolio       123,932       59,548      64,384
New Jersey Tax-Free Income Portfolio          99,275       37,876      61,399
Ohio Tax-Free Income Portfolio                14,238        4,967       9,271

     In addition, PNC Bank serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

     Under the Fund's Distribution and Service Plan (the "Plan"), Investor Shares of the Portfolios bear the expense of payments ("distribution fees") made to BDI, as the Fund's distributor (the "Distributor"), or affiliates of PNC Bank, for distribution and sales support services. Under the Plan, the Fund has entered into service arrangements with Service Organizations (including PNC Bank and its affiliates) with respect to each class of Investor Shares and Service Shares. Refer to the fee table in the "Notes to Financial Statements" for fee information.

(C)    PURCHASES AND SALES OF SECURITIES

     For the period ended March 31, 1998, purchases and sales of securities, other than short-term and government securities, were as follows:

                                                   PURCHASES          SALES
                                                 ------------     ------------
     Low Duration Bond Portfolio                 $247,460,706     $180,014,249
     Intermediate Government Bond Portfolio        58,406,450       60,622,093
     Intermediate Bond Portfolio                  211,982,728      198,757,330
     Core Bond Portfolio                          391,147,697      203,101,733
     Government Income Portfolio                   35,348,196       36,197,108
     Managed Income Portfolio                     453,334,746      394,368,030
     International Bond Portfolio                  53,530,750       59,268,355
     Tax-Free Income Portfolio                     60,415,452       53,623,829
     Pennsylvania Tax-Free Income Portfolio        43,109,346       27,868,536
     New Jersey Tax-Free Income Portfolio           8,631,102        9,373,389
     Ohio Tax-Free Income Portfolio                 3,085,021        3,431,857

     For the period ended March 31, 1998, purchases and sales of government securities were as follows:

                                                 PURCHASES           SALES
                                               ---------------  --------------
     Low Duration Bond Portfolio               $  168,600,270   $  175,470,228
     Intermediate Government Bond Portfolio        70,420,011       79,880,433
     Intermediate Bond Portfolio                  244,628,860      254,787,307
     Core Bond Portfolio                        1,359,743,689    1,403,185,199
     Government Income Portfolio                   38,787,703       40,836,094
     Managed Income Portfolio                   1,693,104,864    1,684,735,212
     International Bond                             5,326,150        3,262,975

[LOGO OMITTED]                                                   BLACKROCK FUNDS



              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

(D)    CAPITAL SHARES

     Transactions in capital shares for each period were as follows:


                                                                            LOW DURATION BOND PORTFOLIO
                                                        --------------------------------------------------------------------
                                                        FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                                           3/31/98 (UNAUDITED)                          9/30/97
                                                        -----------------------------        -------------------------------
                                                          SHARES            VALUE               SHARES             VALUE
                                                        ----------       ------------        -----------       -------------
Shares sold:
     BlackRock Class ..................................  8,222,100       $ 81,277,587          6,966,004        $ 68,669,680
     Institutional Class ..............................  1,205,654         11,937,275          9,541,701          93,935,828
     Service Class ....................................    472,361          4,676,379          1,132,716          11,157,805
     Investor A Class .................................     58,813            582,016             85,589             842,196
     Investor B Class .................................     21,133            209,557              5,749              56,680
     Investor C Class .................................     16,869            166,721              9,115              89,854
Shares issued in reinvestment of dividends:
     BlackRock Class ..................................    208,909          2,068,311             16,200             159,941
     Institutional Class ..............................     66,703            660,079            158,388           1,558,102
     Service Class ....................................     18,472            182,809             42,765             420,674
     Investor A Class .................................      2,765             27,364              4,534              44,601
     Investor B Class .................................         28                287                103               1,011
     Investor C Class .................................         12                118                 67                 659
Shares redeemed:
     BlackRock Class .................................. (1,859,336)       (18,417,098)           (78,809)           (778,946)
     Institutional Class .............................. (4,167,728)       (41,256,599)       (13,193,893)       (129,934,032)
     Service Class ....................................   (918,795)        (9,096,879)        (2,178,583)        (21,443,691)
     Investor A Class .................................    (34,009)          (337,242)           (76,835)           (756,077)
     Investor B Class .................................     (3,758)           (37,106)            (4,538)            (44,639)
     Investor C Class .................................     (2,107)           (20,855)            (1,868)            (18,379)
                                                        ----------       ------------        -----------       -------------
Net increase ..........................................  3,308,086       $ 32,622,724          2,428,405       $  23,961,267
                                                        ==========       ============        ===========       =============


                                                                          INTERMEDIATE GOVERNMENT BOND PORTFOLIO
                                                        --------------------------------------------------------------------
                                                        FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                                           3/31/98 (UNAUDITED)                          9/30/97
                                                        -----------------------------        -------------------------------
                                                          SHARES            VALUE               SHARES             VALUE
                                                        ----------       ------------        -----------       -------------
Shares sold:
     Institutional Class ............................      959,190       $  9,782,612          2,452,390        $ 24,490,535
     Service Class ..................................    1,254,381         12,820,663          1,283,146          12,844,383
     Investor A Class ...............................       67,227            686,560            105,820           1,057,798
     Investor B Class ...............................       13,961            142,082              2,685              26,800
     Investor C Class ...............................       10,676            108,744              5,048              50,676
Shares issued in reinvestment of dividends:
     Institutional Class ............................        3,223             32,783              9,190              91,949
     Service Class ..................................           --                 --                 --                  --
     Investor A Class ...............................       13,683            139,254             30,294             303,064
     Investor B Class ...............................            5                 47                 80                 805
     Investor C Class ...............................           --                 --                  5                  48
Shares redeemed:
     Institutional Class ............................   (2,850,174)       (28,994,001)        (5,632,607)        (56,411,658)
     Service Class ..................................     (734,492)        (7,492,563)        (1,069,763)        (10,707,605)
     Investor A Class ...............................      (85,905)          (876,523)          (199,281)         (1,996,720)
     Investor B Class ...............................       (6,082)           (62,152)                --                  --
     Investor C Class ...............................          (66)              (671)               (10)               (103)
                                                        ----------       ------------         ----------        ------------
Net decrease ........................................   (1,354,373)      $(13,713,165)        (3,013,003)       $(30,250,028)
                                                        ==========       ============         ==========        ============

BLACKROCK FUNDS                                                   [LOGO OMITTED]




                                                                          INTERMEDIATE BOND PORTFOLIO
                                                        --------------------------------------------------------------------
                                                        FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                                           3/31/98 (UNAUDITED)                          9/30/97
                                                        -----------------------------        -------------------------------
                                                          SHARES            VALUE               SHARES             VALUE
                                                        ----------       ------------        -----------       -------------
Shares sold:
     Institutional Class .............................   2,852,532       $ 27,076,926         14,078,950        $132,363,271
     Service Class ...................................   1,579,213         14,991,750          2,188,370          20,573,260
     Investor A Class ................................      36,661            347,388             69,283             651,172
     Investor B Class ................................       1,518             14,421                 --                  --
Shares issued in reinvestment of dividends:
     Institutional Class .............................     150,124          1,418,727             37,056             348,956
     Service Class ...................................      24,969            236,059              5,459              51,427
     Investor A Class ................................       3,874             36,715              6,270              58,868
     Investor B Class ................................          --                 40                 --                  --
Shares redeemed:
     Institutional Class .............................  (6,425,804)       (60,966,243)        (5,264,514)        (49,462,645)
     Service Class ...................................    (488,437)        (4,631,960)        (1,546,069)        (14,477,894)
     Investor A Class ................................     (36,089)          (343,334)           (58,329)           (547,655)
                                                        ----------       ------------         ----------        ------------
Net increase (decrease) ..............................  (2,301,439)      $(21,819,511)         9,516,476        $ 89,558,760
                                                        ==========       ============         ==========        ============



                                                                               CORE BOND PORTFOLIO
                                                        --------------------------------------------------------------------
                                                        FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                                           3/31/98 (UNAUDITED)                          9/30/97
                                                        -----------------------------        -------------------------------
                                                          SHARES            VALUE               SHARES             VALUE
                                                        ----------       ------------        -----------       -------------
Shares sold:
     BlackRock Class .................................   3,885,488       $ 37,956,253          4,934,301        $ 47,586,434
     Institutional Class .............................  10,486,222        103,083,674         29,299,878         283,017,326
     Service Class ...................................   7,375,349         72,751,072          3,045,187          29,223,563
     Investor A Class ................................     133,971          1,316,612            245,580           2,363,831
     Investor B Class ................................     398,574          3,919,331            448,413           4,335,426
     Investor C Class ................................      46,198            454,201             13,310             127,658
Shares issued in reinvestment of dividends:
     BlackRock Class .................................     169,096          1,660,232             33,880             329,429
     Institutional Class .............................     467,124          4,569,962            347,674           3,360,503
     Service Class ...................................     151,267          1,479,203             92,333             893,766
     Investor A Class ................................      10,236            100,504              4,335              41,932
     Investor B Class ................................      16,828            165,149              9,931              96,069
     Investor C Class ................................         333              3,270                 99                 955
Shares redeemed:
     BlackRock Class .................................    (182,712)        (1,796,600)           (65,588)           (637,357)
     Institutional Class .............................  (5,422,097)       (53,243,925)        (6,587,896)        (63,633,339)
     Service Class ...................................  (2,918,306)       (28,680,925)        (2,955,892)        (28,624,306)
     Investor A Class ................................     (71,814)          (705,388)           (34,859)           (336,574)
     Investor B Class ................................     (71,585)          (704,356)           (75,937)           (732,254)
     Investor C Class ................................      (1,477)           (14,577)              (326)             (3,203)
                                                        ----------       ------------         ----------        ------------
Net increase .........................................  14,472,695       $142,313,692         28,754,423        $277,409,859
                                                        ==========       ============         ==========        ============

[LOGO OMITTED]                                                   BLACKROCK FUNDS



              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


                                                                              GOVERNMENT INCOME PORTFOLIO
                                                        --------------------------------------------------------------------
                                                        FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                                           3/31/98 (UNAUDITED)                          9/30/97
                                                        -----------------------------        -------------------------------
                                                          SHARES            VALUE               SHARES             VALUE
                                                        ----------       ------------        -----------       -------------
Shares sold:
     Investor A Class ................................    183,736        $ 1,934,237            256,567         $ 2,652,913
     Investor B Class ................................    436,313          4,599,267            477,835           4,941,586
     Investor C Class ................................     54,973            580,063             88,341             918,353
Shares issued in reinvestment of dividends:
     Investor A Class ................................     20,470            215,279             26,197             270,290
     Investor B Class ................................     39,113            411,153             46,827             483,160
     Investor C Class ................................      1,191             12,524                  1                  10
Shares redeemed:
     Investor A Class ................................   (172,455)        (1,817,278)          (176,033)         (1,818,482)
     Investor B Class ................................   (116,843)        (1,232,061)          (204,745)         (2,114,414)
     Investor C Class ................................     (2,486)           (25,968)            (7,392)            (75,693)
                                                        ----------       -----------         ----------        ------------
Net increase .........................................    444,012        $ 4,677,216            507,598         $ 5,257,723
                                                        ==========       ===========         ==========        ============



                                                                               MANAGED INCOME PORTFOLIO
                                                        --------------------------------------------------------------------
                                                        FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                                           3/31/98 (UNAUDITED)                          9/30/97
                                                        -----------------------------        -------------------------------
                                                          SHARES            VALUE               SHARES             VALUE
                                                        ----------       ------------        -----------       -------------
Shares sold:
     Institutional Class ..............................   7,854,043       $ 82,139,908         12,846,748        $131,687,832
     Service Class ....................................  12,878,602        134,811,467         15,408,052         157,786,790
     Investor A Class .................................   7,617,198         79,588,329          7,443,166          76,236,917
     Investor B Class .................................     159,503          1,668,088             45,930             477,672
Shares issued in reinvestment of dividends:
     Institutional Class ..............................     261,747          2,725,741            155,258           1,590,301
     Service Class ....................................     191,229          1,993,642             20,375             211,674
     Investor A Class .................................      37,267            389,166             63,378             649,112
     Investor B .......................................       2,475             25,857                  8                  82
Shares redeemed:
     Institutional Class ..............................  (9,244,850)       (96,607,940)       (17,364,305)       (178,134,379)
     Service Class ....................................  (5,036,830)       (52,660,966)        (6,160,521)        (63,050,157)
     Investor A Class .................................  (7,493,181)       (78,238,201)        (7,152,716)        (73,203,528)
     Investor B Class .................................      (8,585)           (89,768)              (972)            (10,152)
                                                         ----------       ------------         ----------        ------------
Net increase ..........................................   7,218,618       $ 75,745,323          5,304,401        $ 54,242,164
                                                         ==========       ============         ==========        ============

BLACKROCK FUNDS                                                   [LOGO OMITTED]




                                                                                INTERNATIONAL BOND PORTFOLIO
                                                        --------------------------------------------------------------------
                                                        FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                                           3/31/98 (UNAUDITED)                          9/30/97
                                                        -----------------------------        -------------------------------
                                                          SHARES            VALUE               SHARES             VALUE
                                                        ----------       ------------        -----------       -------------
Shares sold:
     Institutional Class .............................    203,892        $ 2,187,489          1,142,937         $12,421,898
     Service Class ...................................     62,662            677,000            139,912           1,531,711
     Investor A Class ................................     48,788            520,709             78,318             840,293
     Investor B Class ................................     35,300            378,018             80,871             868,230
     Investor C Class ................................     53,047            568,000             41,760             454,009
Shares issued in reinvestment of dividends:
     Institutional Class .............................    147,628          1,552,871            365,395           3,942,629
     Service Class ...................................     22,701            239,113             75,424             813,694
     Investor A Class ................................      6,074             64,391              3,381              36,474
     Investor B Class ................................      3,964             41,976              1,498              16,166
     Investor C Class ................................      1,695             17,951                518               5,582
Shares redeemed:
     Institutional Class .............................   (739,552)        (8,022,022)          (191,333)         (2,081,160)
     Service Class ...................................    (89,067)          (956,542)          (272,100)         (2,923,532)
     Investor A Class ................................    (25,327)          (271,492)            (4,003)            (42,834)
     Investor B Class ................................     (7,167)           (77,142)            (4,522)            (49,857)
     Investor C Class ................................     (4,639)           (49,977)              (626)             (6,866)
                                                         --------        -----------          ---------         -----------
Net increase (decrease) ..............................   (280,001)       $(3,129,657)         1,457,430         $15,826,437
                                                         ========        ===========          =========         ===========


                                                                              TAX-FREE INCOME PORTFOLIO
                                                        --------------------------------------------------------------------
                                                        FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                                           3/31/98 (UNAUDITED)                          9/30/97
                                                        -----------------------------        -------------------------------
                                                          SHARES            VALUE               SHARES             VALUE
                                                        ----------       ------------        -----------       -------------
Shares sold:
     Institutional Class ............................      368,259        $ 4,235,530            404,008         $ 4,442,500
     Service Class ..................................    1,495,168         17,128,391          2,510,940          27,987,671
     Investor A Class ...............................      135,200          1,541,974             92,510           1,034,677
     Investor B Class ...............................       77,066            882,968             85,030             942,339
     Investor C Class ...............................        5,004             58,000                 28                 300
Shares issued in reinvestment of dividends:
     Institutional Class ............................        3,949             44,717                359               4,016
     Service Class ..................................       19,499            221,229              7,475              82,630
     Investor A Class ...............................       10,927            124,722             17,898             197,486
     Investor B Class ...............................        1,752             20,012                741               8,241
     Investor C Class ...............................           25                286                 --                   6
Shares redeemed:
     Institutional Class ............................      (26,639)          (305,647)          (344,261)         (3,736,207)
     Service Class ..................................   (1,179,984)       (13,502,234)          (671,498)         (7,387,745)
     Investor A Class ...............................     (139,708)        (1,607,334)           (72,411)           (800,770)
     Investor B Class ...............................       (6,842)           (78,842)            (5,081)            (55,882)
                                                       -----------        -----------          ---------         -----------
Net increase ........................................      763,676        $ 8,763,772          2,025,738         $22,719,262
                                                       ===========        ===========          =========         ===========

[LOGO OMITTED]                                                   BLACKROCK FUNDS

                                                                           PENNSYLVANIA TAX-FREE INCOME PORTFOLIO
                                                        --------------------------------------------------------------------
                                                        FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                                           3/31/98 (UNAUDITED)                          9/30/97
                                                        -----------------------------        -------------------------------
                                                          SHARES            VALUE               SHARES             VALUE
                                                        ----------       ------------        -----------       -------------
Shares sold:
     Institutional Class .............................     502,320         $5,511,702            359,752          $3,785,471
     Service Class ...................................   1,554,065         16,926,607          2,241,265          23,779,002
     Investor A Class ................................     250,719          2,740,235            339,479           3,583,613
     Investor B Class ................................     257,152          2,802,886            515,026           5,456,963
Shares issued in reinvestment of dividends:
     Institutional Class .............................           3                 32                 --                  --
     Service Class ...................................      13,689            149,516              6,366              67,558
     Investor A Class ................................      60,042            653,698            135,984           1,435,832
     Investor B Class ................................      12,911            140,634             21,169             223,692
Shares redeemed:
     Institutional Class .............................      (2,391)           (26,134)          (231,245)         (2,448,673)
     Service Class ...................................    (803,545)        (8,758,279)          (854,225)         (9,016,968)
     Investor A Class ................................    (481,637)        (5,255,533)        (1,063,741)        (11,260,693)
     Investor B Class ................................    (101,248)        (1,103,715)          (149,836)         (1,585,024)
                                                         ---------        -----------         ----------         -----------
Net increase .........................................   1,262,080        $13,781,649          1,319,994         $14,020,773
                                                         =========        ===========         ==========         ===========



                                                                            NEW JERSEY TAX-FREE INCOME PORTFOLIO
                                                        --------------------------------------------------------------------
                                                        FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                                           3/31/98 (UNAUDITED)                          9/30/97
                                                        -----------------------------        -------------------------------
                                                          SHARES            VALUE               SHARES             VALUE
                                                        ----------       ------------        -----------       -------------
Shares sold:
     Service Class ....................................    586,866        $ 6,898,617          1,278,806        $ 14,808,210
     Investor A Class .................................      7,874             93,115             67,377             778,355
     Investor B Class .................................      7,794             91,526             68,828             786,661
Shares issued in reinvestment of dividends:
     Service Class ....................................     54,139            636,496            109,148           1,247,035
     Investor A Class .................................      1,959             23,036              3,271              37,397
     Investor B Class .................................      1,240             14,580                971              11,145
Shares redeemed:
     Service Class ....................................   (823,079)        (9,676,135)        (1,945,268)        (22,445,678)
     Investor A Class .................................    (32,210)          (374,224)           (17,148)           (196,030)
     Investor B Class .................................     (1,148)           (13,650)            (6,663)            (76,651)
                                                          --------        -----------         ----------        ------------
Net decrease ..........................................   (196,565)       $(2,306,639)          (440,678)       $ (5,049,556)
                                                          ========        ===========         ==========        ============


BLACKROCK FUNDS                                                   [LOGO OMITTED]





                                                                              OHIO TAX-FREE INCOME PORTFOLIO
                                                        --------------------------------------------------------------------
                                                        FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                                           3/31/98 (UNAUDITED)                          9/30/97
                                                        -----------------------------        -------------------------------
                                                          SHARES            VALUE               SHARES             VALUE
                                                        ----------       ------------        -----------       -------------
Shares sold:
     Institutional Class .............................     4,688         $    49,499             72,824          $  749,554
     Service Class ...................................   161,095           1,705,745            169,110           1,742,076
     Investor A Class ................................     9,636             102,883             17,880             185,594
     Investor B Class ................................    14,082             150,613             51,355             526,826
Shares issued in reinvestment of dividends:
     Institutional Class .............................        --                  --                 10                 101
     Service Class ...................................        --                  --                 --                  --
     Investor A Class ................................     4,666              49,419             10,837             111,485
     Investor B Class ................................       597               6,331                738               7,599
Shares redeemed:
     Institutional Class .............................   (12,452)           (132,713)           (24,696)           (251,354)
     Service Class ...................................   (95,116)         (1,016,171)           (90,540)           (931,224)
     Investor A Class ................................   (27,303)           (290,826)           (58,809)           (605,214)
     Investor B Class ................................      (438)             (4,648)            (8,704)            (89,939)
                                                         -------         -----------            -------          ----------
Net increase .........................................    59,455         $   620,132            140,005          $1,445,504
                                                         =======         ===========            =======          ==========

(E) AT MARCH 31, 1998, NET ASSETS CONSISTED OF:

                                                              LOW           INTERMEDIATE
                                                            DURATION         GOVERNMENT        INTERMEDIATE         CORE
                                                              BOND              BOND              BOND              BOND
                                                            PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                           ------------     ------------       ------------      ------------
     Capital paid-in ..................................... $289,781,773     $141,523,965       $322,829,495      $702,782,014
     Undistributed net investment income .................      269,960          132,968            212,654                --
     Distributions in excess of net
       investment income .................................           --               --                 --          (483,459)
     Accumulated net realized gain (loss) on
       investment transactions
       and futures contracts .............................   (2,947,446)      (2,767,564)            93,258         5,475,084
     Net unrealized appreciation on
       investment transactions
       and futures contracts .............................      513,467          998,159          2,990,229         5,536,795
                                                           ------------     ------------       ------------      ------------
                                                           $287,617,754     $139,887,528       $326,125,636      $713,310,434
                                                           ============     ============       ============      ============

                                                            GOVERNMENT         MANAGED         INTERNATIONAL       TAX-FREE
                                                             INCOME           INCOME              BOND              INCOME
                                                            PORTFOLIO         PORTFOLIO         PORTFOLIO          PORTFOLIO
                                                           ------------     ------------       ------------      ------------
     Capital paid-in ....................................   $24,732,795     $881,426,138        $46,301,843       $80,729,870
     Undistributed net investment income ................            --               --            192,862                --
     Distributions in excess of net
       investment income ................................       (93,537)      (2,272,736)                --          (116,207)
     Accumulated net realized gain on
       investment transactions, future contracts
       and foreign exchange contracts ...................       482,023        4,071,906          1,858,258           601,350
     Net unrealized appreciation on investment
       transactions, future contracts and
       foreign exchange contracts .......................       115,627       14,208,631            302,238         3,212,116
                                                            -----------     ------------        -----------       -----------
                                                            $25,236,908     $897,433,939        $48,655,201       $84,427,129
                                                            ===========     ============        ===========       ===========

[LOGO OMITTED]                                                   BLACKROCK FUNDS

                                                              PENNSYLVANIA     NEW JERSEY           OHIO
                                                                TAX-FREE        TAX-FREE          TAX-FREE
                                                                 INCOME          INCOME            INCOME
                                                               PORTFOLIO       PORTFOLIO          PORTFOLIO
                                                             ------------     ------------       ------------
     Capital paid-in .....................................   $112,199,127     $80,834,890        $11,959,930
     Undistributed net investment income .................             --              --                 --
     Distributions in excess of net
       investment income .................................       (130,533)        (57,390)            (4,580)
     Accumulated net realized loss on
       investment transactions and
       futures contracts .................................     (1,309,030)       (258,461)          (310,574)
     Net unrealized appreciation on investment
       transactions and futures contracts ................      5,424,951       4,995,877            699,035
                                                             ------------     -----------        -----------
                                                             $116,184,515     $85,514,916        $12,343,811
                                                             ============     ===========        ===========

(F)    CAPITAL LOSS CARRYOVERS

     At September 30, 1997, capital loss carryovers were available to offset possible future realized capital gains as follows: $2,954,478 in the Low Duration Portfolio which expire in the year 2004, $3,689,145 in the Intermediate Government Bond Portfolio which expire in the year 2004, $1,465,940 in the Pennsylvania Tax-Free Income Portfolio which expire in the year 2004, $774,073 in the New Jersey Tax-Free Income Portfolio which expire in the year 2005 and $334,935 in the Ohio Tax-Free Income Portfolio which expire in the year 2004.

(G)    PNC COMMON TRUST CONVERSION

     On January 22, 1998, January 13, 1998 and February 9, 1998, the Board of Trustees of the Fund, the Board of Directors of PNC Bank and the Board of Directors of PNC Bank, Delaware, respectively, approved an asset purchase agreement among the Fund, PNC Bank and PNC Bank, Delaware regarding 25 common trust funds for which either PNC Bank or PNC Bank, Delaware serve as trustee (each a "PNC Common Trust Fund"). The agreement provides for the acquisition by the Fund of all of the assets and liabilities of each PNC Common Trust Fund in exchange for Institutional Shares of the corresponding Portfolio(s) of the Fund and the distribution of such Institutional Shares to the participating trusts of the PNC Common Trust Funds in liquidation of the PNC Common Trust Funds. The conversion is expected to occur in May, 1998.

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


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


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


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


[LOGO OMITTED]                                                   BLACKROCK FUNDS




Investment Adviser
   BlackRock Advisors, Inc.
   New York, New York 10154

Sub-Adviser -- Low Duration Bond
Portfolio, Intermediate Government Bond
Portfolio, Intermediate Bond Portfolio,
Core Bond Portfolio, Government Income
Portfolio, Managed Income Portfolio,
International Bond Portfolio, Tax-Free
Income Portfolio, Pennsylvania Tax-Free
Income Portfolio, New Jersey Tax-Free
Income Portfolio and Ohio Tax-Free
Income Portfolio
   BlackRock Financial Management, Inc.
   New York, New York 10154

Custodian
   PNC Bank, National Association
   Philadelphia, Pennsylvania 19103



Co-Administrator and Transfer Agent
   PFPC Inc.
   Wilmington, Delaware 19809

Co-Administrator and Distributor
   BlackRock Distributors, Inc.
   West Conshohocken, Pennsylvania 19428

Co-Administrator
   BlackRock Advisors, Inc.
   New York, New York 10154

Counsel
   Simpson, Thatcher & Bartlett
   New York, New York 10017
   (A partnership which includes professional corporations)

Independent Accountants
   Coopers & Lybrand, L.L.P.
   Philadelphia, Pennsylvania 19103

BLACKROCK FUNDS                                                   [LOGO OMITTED]

                                  FUND SPECTRUM

BLACKROCK FUNDS IS A LEADING MUTUAL FUND COMPANY CURRENTLY MANAGING IN EXCESS OF $23 BILLION IN 35 PORTFOLIOS DESIGNED TO FIT A BROAD RANGE OF INVESTMENT GOALS. EACH PORTFOLIO IS MANAGED BY RECOGNIZED EXPERTS IN EQUITY, FIXED INCOME, INTERNATIONAL, AND TAX-FREE INVESTING WHO ADHERE TO A PURE INVESTMENT STYLE.(SERVICE MARK)

STOCK PORTFOLIOS
----------------
         Large Cap Value Equity
         Large Cap Growth Equity
         Mid-Cap Value Equity
         Mid-Cap Growth Equity
         Small Cap Value Equity
         Small Cap Growth Equity

         Micro-Cap Equity
         International Equity
         International Small Cap Equity
         International Emerging Markets
         Select Equity
         Index Equity

STOCK & BOND PORTFOLIOS
----------------------
         Balanced

BOND PORTFOLIOS
---------------
         Low Duration Bond
         Intermediate Government Bond
         Intermediate Bond
         Core Bond

         Government Income
         GNMA
         Managed Income
         International Bond


TAX-FREE BOND PORTFOLIOS
------------------------
         Tax-Free Income
         Pennsylvania Tax-Free Income
         New Jersey Tax-Free Income

         Ohio Tax-Free Income
         Delaware Tax-Free Income
         Kentucky Tax-Free Income

MONEY MARKET PORTFOLIOS
-----------------------
         Money Market
         U.S. Treasury Money Market
         Municipal Money Market
         New Jersey Municipal Money Market

         North Carolina Municipal Money Market
         Ohio Municipal Money Market
         Pennsylvania Municipal Money Market
         Virginia Municipal Money Market

                             SHAREHOLDER PRIVILEGES

24 HOUR ACCOUNT INFORMATION
Call us at 1-800-441-7762, 24 hours a day, 7 days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764. You can also reach us on the Internet through the World Wide Web by accessing http://www.blackrock.com.

EXCHANGE PRIVILEGES
Should your investment goals change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of BlackRock Funds. (1)

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $100 or more from their BlackRock portfolios, as long as their account is at least $1,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with individual IRA accounts or rollover IRAs.

GENERAL INFORMATION ABOUT THE BLACKROCK FUNDS
If you would like additional reports or have questions regarding any of the 35 BlackRock Funds, please call 1-800-FUTURE4 (1-800-388-8734)

(1) BLACKROCK FUNDS RESERVES THE RIGHT TO MODIFY OR TERMINATE THE EXCHANGE PRIVILEGES AT ANY TIME.

[GRAPH OMITTED]
[LOGO OMITTED]
BLACKROCK FUNDS

P. O. Box 8907
Wilmington, DE 19899

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

                                                                   SR 3/31/98 BP